   As filed with the Securities and Exchange Commission on March 11, 1998
                                              1933 Act File No.   33-7638
                                              1940 Act File No.  811-4777

================================================================================

                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549
                             ------------------

                                 FORM N-1A
                           REGISTRATION STATEMENT

                                   UNDER


                         THE SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 30

                                    AND
                           REGISTRATION STATEMENT

                                   UNDER


                     THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 32


                             MFS SERIES TRUST I
             (Exact Name of Registrant as Specified in Charter)

             500 Boylston, Street, Boston, Massachusetts 02116
                  (Address of Principal Executive Offices)

      Registrant's Telephone Number, Including Area Code: 617-954-5000
        Stephen E. Cavan, Massachusetts Financial Services Company,
              500 Boylston Street, Boston, Massachusetts 02116
                  (Name and Address of Agent for Service)

               APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
  It is proposed that this filing will become effective (check appropriate box)


|_| immediately  upon filing  pursuant to paragraph (b)
|_| on [date] pursuant  to  paragraph  (b)
|_| 60 days  after  filing  pursuant  to paragraph  (a)(i)
|_| on [date]  pursuant to  paragraph  (a)(i)
|X| 75 days after filing pursuant to paragraph (a)(ii)
|_| on [date] pursuant to paragraph (a)(ii) of rule 485.


If appropriate, check the following box:
|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

                               MFS SERIES TRUST I




                             MFS(R) CORE GROWTH FUND
                        MFS(R) SPECIAL OPPORTUNITIES FUND
                        MFS(R) CONVERTIBLE SECURITIES FUND
                              MFS(R) BLUE CHIP FUND
                        MFS(R) SCIENCE AND TECHNOLOGY FUND
                        MFS(R) REAL ESTATE INVESTMENT FUND





                             CROSS REFERENCE SHEET


         (Pursuant to Rule 404 showing location in Prospectus and/or Statement of Additional Information of the responses to the Items in Parts A and B of Form N-1A)


 ITEM NUMBER                                           STATEMENT OF ADDITIONAL
FORM N-1A, PART A        PROSPECTUS CAPTION              INFORMATION CAPTION

 1  (a), (b)        Front Cover Page                             *

 2  (a)             Expense Summary                              *

    (b), (c)                       *                             *

 3  (a), (b)        Condensed Financial Information              *

    (c), (d)        Information Concerning the Funds -           *
                    Performance Information


4   (a)             The Funds; Investment Objectives and         *
                    Policies; Certain Securities and
                    Investment Techniques; Additional
                    Risk Factors

    (b), (c)        Investment Objectives and Policies;          *
                    Certain Securities and Investment
                    Techniques; Additional Risk Factors

 ITEM NUMBER                                           STATEMENT OF ADDITIONAL
FORM N-1A, PART A        PROSPECTUS CAPTION              INFORMATION CAPTION

 5  (a)             The Funds; Management of the Funds -         *
                    Investment Adviser

    (b)             Front Cover Page; Management of the          *
                    Funds - Investment Adviser; Back
                    Cover Page

    (c)             Management of the Funds - Investment         *
                    Adviser


    (d)             Management of the Funds - Investment         *
                    Adviser; Administrator; Back Cover
                    Page


    (e)             Management of the Funds - Shareholder        *
                    Servicing Agent; Back Cover Page

    (f)             Expense Summary; Condensed Financial         *
                    Information; Information Concerning
                    Shares of the Funds - Expenses


    (g)             Portfolio Trading                            *

 5A (a), (b), (c)                  **                            **


 6  (a)             Information Concerning Shares of the         *
                    Funds - Description of Shares, Voting
                    Rights and Liabilities; Information
                    Concerning Shares of the Funds -
                    Redemptions and Repurchases;
                    Information Concerning Shares of
                    the Funds - Purchases; Information
                    Concerning Shares of the Funds -
                    Exchanges

    (b), (c), (d)              *                                 *

    (e)             Shareholder Services                         *

    (f)             Information Concerning Shares of the         *
                    Funds - Distributions; Shareholder
                    Services - Distribution Options

 ITEM NUMBER                                           STATEMENT OF ADDITIONAL
FORM N-1A, PART A        PROSPECTUS CAPTION              INFORMATION CAPTION

    (g)             Information Concerning Shares of the         *
                    Funds - Tax Status; Information
                    Concerning Shares of the Funds
                    Distributions


    (h)             The Funds                                    *


 7  (a)             Front Cover Page; Management of the          *
                    Funds - Distributor; Back Cover Page

    (b)             Information Concerning Shares of the         *
                    Funds - Purchases; Information
                    Concerning Shares of the Funds -
                    Net Asset Value

    (c)             Information Concerning Shares of the         *
                    Funds - Purchases; Information
                    Concerning Shares of the Funds -
                    Exchanges; Shareholder Services

    (d)             Front Cover Page; Information                *
                    Concerning Shares of the Funds -
                    Purchases; Shareholder Services

    (e)             Information Concerning Shares of the         *
                    Funds - Distribution Plan;
                    Information Concerning Shares of
                    the Funds - Purchases; Expense
                    Summary

    (f)             Information Concerning Shares of the         *
                    Funds - Distribution Plan

 ITEM NUMBER                                           STATEMENT OF ADDITIONAL
FORM N-1A, PART A        PROSPECTUS CAPTION              INFORMATION CAPTION

    (g)             Expense Summary; Information                 *
                    Concerning Shares of the Funds -
                    Purchases; Information Concerning
                    Shares of the Funds - Exchanges;
                    Information Concerning Shares of
                    the  Funds  -  Redemptions  and
                    Repurchases;  Information Concerning
                    Shares of the Funds - Distribution
                    Plan; Information Concerning Shares
                    of the Fund -  Distributions;
                    Information Concerning Shares of
                    the  Funds  Performance
                    Information; Shareholder Services

 8  (a)             Information Concerning Shares of the         *
                    Funds - Redemptions and Repurchases;
                    Information Concerning Shares of the
                    Funds - Purchases; Shareholder Services

    (b), (c), (d)   Information Concerning Shares of the         *
                    Funds - Redemptions and Repurchases

 9                             *                                 *

 ITEM NUMBER                                           STATEMENT OF ADDITIONAL
FORM N-1A, PART B        PROSPECTUS CAPTION              INFORMATION CAPTION

10  (a), (b)                   *                       Front Cover Page

11                             *                       Front Cover Page

12                             *                       Definitions


13  (a), (b), (c)              *                       Investment Objectives,
                                                       Policies and Restrictions


    (d)                        *                                 *

14  (a), (b)                   *                       Management of the Funds -
                                                       Trustees and Officers

    (c)                        *                       Management of the Funds -
                                                       Trustees and Officers;
                                                       Trustee Compensation
                                                       Table

15  (a)                        *                                 *

    (b), (c)                   *                       Management of the Funds -
                                                       Trustees and Officers

16  (a)             Management of the Funds -          Management of the Funds -
                    Investment Adviser                 Investment Adviser;
                                                       Management of the Funds -
                                                       Trustees and Officers

    (b)             Management of the Funds -          Management of the Funds -
                    Investment Adviser                 Investment Adviser

    (c)                        *                                 *

    (d)                        *                       Management of the Funds -
                                                       Investment Adviser;
                                                       Administrator

    (e)                        *                       Portfolio Transactions
                                                       and Brokerage Commissions

    (f)             Information Concerning Shares of   Distribution Plan
                    the Funds - Distribution Plan

 ITEM NUMBER                                           STATEMENT OF ADDITIONAL
FORM N-1A, PART B        PROSPECTUS CAPTION              INFORMATION CAPTION

    (g)                        *                                 *

    (h)                        *                       Management of the Funds -
                                                       Custodian; Independent
                                                       Auditors and Financial
                                                       Statements; Back Cover
                                                       Page

    (i)                        *                       Management of the Funds -
                                                       Shareholder Servicing
                                                       Agent


17  (a), (c),                  *                       Portfolio Transactions
    (d)                                                and Brokerage
                                                       Commissions



    (b), (e)                   *                                 *


18  (a)             Information Concerning Shares of   Description of Shares
                    the Funds - Description of         Voting Rights and
                    Shares, Voting rights and          Liabilities
                    Liabilities

    (b)                        *                                 *

19  (a)             Information Concerning Shares of   Shareholder Services
                    the Funds - Purchases; Shareholder
                    Services

    (b)             Information Concerning Shares of   Management of the Funds -
                    the Funds - Net Asset Value;       Distributor;
                    Information Concerning Shares of   Determination of Net
                    the Funds - Purchases              Asset Value and
                                                       Performance - Net Asset
                                                       Value


    (c)             Information Concerning Shares of             *
                    the Funds - Redemptions and
                    Repurchases


20                             *                       Tax Status

21  (a), (b)                   *                       Management of the Funds -
                                                       Distributor; Distribution
                                                       Plan

    (c)                        *                                 *

 ITEM NUMBER                                           STATEMENT OF ADDITIONAL
FORM N-1A, PART B        PROSPECTUS CAPTION              INFORMATION CAPTION

22  (a)                        *                                 *

    (b)                        *                       Determination of Net
                                                       Asset Value and
                                                       Performance; Performance
                                                       Information

23                             *                       Independent Auditors and
                                                       Financial Statements
--------------------------
*        Not Applicable
**       Contained in Annual Report

[GRAPHIC OMITTED]


                                                       PROSPECTUS
                                                       March 17, 1998
MFS(R) Core Growth Fund
MFS(R) Special Opportunities Fund
MFS(R) Convertible Securities Fund
MFS(R) Blue Chip Fund
MFS(R) Science and Technology Fund
MFS(R) Real Estate Investment Fund

                                          Class A Shares of Beneficial Interest
(Members of the MFS Family of Funds(R))   Class B Shares of Beneficial Interest
Each a series of MFS Series Trust I       Class C Shares of Beneficial Interest
--------------------------------------------------------------------------------
MFS Core Growth Fund (the "Core Growth Fund") -- The investment objective of the Core Growth Fund is capital appreciation. The Fund invests, under normal market conditions, at least 65% of its total assets in equity securities of well-known and established companies which the Fund's investment adviser believes have above-average growth potential. The Fund may invest up to 35% of its total assets in equity securities of companies in the developing stages of their life cycle that offer the potential for accelerated earnings or revenue growth (emerging growth companies).

MFS Special Opportunities Fund (the "Special Opportunities Fund") -- The investment objective of the Special Opportunities Fund is capital appreciation. The Fund invests, under normal market conditions, substantially all of its assets in equity and fixed income securities which the Fund's investment adviser believes represent uncommon value by having the potential for significant capital appreciation over a period of 12 months or longer.
The Fund may engage in short sales.

MFS Convertible Securities Fund (the "Convertible Securities Fund") -- The investment objective of the Convertible Securities Fund is to maximize total return through a combination of current income and capital appreciation. The Fund invests, under normal market conditions, at least 65% of its total assets in convertible securities, and may invest up to 35% of its total assets in non-convertible corporate and U.S. Government fixed income securities, equity securities and money market instruments. The Fund may engage in short sales.

MFS Blue Chip Fund (the "Blue Chip Fund") -- The investment objective of the Blue Chip Fund is capital appreciation. The Fund invests, under normal market conditions, at least 65% of its total assets in equity securities of well-known, stable and established companies, which the Fund's investment adviser believes have above-average capital appreciation potential and may invest up to 35% of its total assets in other securities (including emerging growth companies) offering an opportunity for capital appreciation.

MFS Science and Technology Fund (the "Science and Technology Fund") -- The investment objective of the Science and Technology Fund is capital appreciation. The Fund invests, under normal market conditions, at least 65% of its total assets in equity securities of companies which the Fund's investment adviser expects to benefit from scientific and technological advances and improvements, including companies in the developing stages of their life cycle that offer the potential for accelerated earnings or revenue growth (emerging growth companies), and may invest up to 35% of its total assets in other securities offering an opportunity for capital appreciation. The Fund may engage in short sales.


MFS Real Estate Investment Fund (the "Real Estate Fund") - The investment objective of the Real Estate Fund is capital appreciation and income. The Fund invests, under normal market conditions, at least 65% of its total assets in equity securities of companies principally engaged in the real estate industry. The Fund may engage in short sales.


                          (Continued on the Next Page)

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
   AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.

   Investors should read this Prospectus and retain it for future reference.

Each Fund's investment adviser and distributor are Massachusetts Financial Services Company (the "Adviser" or "MFS") and MFS Fund Distributors, Inc. ("MFD"), respectively, both of which are located at 500 Boylston Street, Boston, Massachusetts 02116. Each Fund is a series of MFS Series Trust I (the "Trust").

The Special Opportunities Fund and the Convertible Securities Fund each may invest up to 100% of its net assets in lower rated bonds, commonly known as "junk bonds," that entail greater risks than those found in higher rated securities. Investors should carefully consider these risks before investing (see "Additional Risk Factors - Lower Rated Bonds").

While three classes of shares of each Fund are described in this Prospectus, the Funds do not currently offer Class B and Class C Shares. Class A shares are available for purchase at net asset value only by employees of MFS and its affiliates and certain of their family members who are residents of The Commonwealth of Massachusetts, and members of the governing boards of the various funds sponsored by MFS.


This Prospectus sets forth concisely the information concerning each Fund and the Trust that a prospective investor ought to know before investing. The Trust, on behalf of each Fund, has filed with the Securities and Exchange Commission (the "SEC") a Statement of Additional Information, dated March 17, 1998, as amended or supplemented from time to time (the "SAI"), which contains more detailed information about the Trust and each Fund. See page 40 for a further description of the information set forth in the SAI. A copy of the SAI may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). The SAI is incorporated by reference into this Prospectus. The SEC maintains an Internet World Wide Web site (http://www.sec.gov) that contains the SAI, materials that are incorporated by reference into this Prospectus and SAI, and other information regarding the Funds.

                               TABLE OF CONTENTS


     Section                                                               Page

         1.       Expense Summary.......................................     4
         2.       Condensed Financial Information.......................     7
         3.       The Funds.............................................    11
         4.       Investment Objectives and Policies....................    11
                  Core Growth Fund......................................    11
                  Special Opportunities Fund............................    12
                  Convertible Securities Fund...........................    12
                  Blue Chip Fund........................................    13
                  Science and Technology Fund...........................    13

                  Real Estate Fund......................................    14


         5.       Certain Securities and Investment Techniques..........    14
         6.       Additional Risk Factors...............................    21
         7.       Management of the Funds...............................    25
         8.       Information Concerning Shares of the Funds............    27
                           Purchases....................................    27
                           Exchanges....................................    32
                           Redemptions and Repurchases..................    32
                           Distribution Plan............................    34
                           Distributions................................    36
                           Tax Status...................................    36
                           Net Asset Value..............................    36
                           Expenses.....................................    37
                           Description of Shares, Voting Rights
                              and Liabilities...........................    37
                           Performance Information......................    38
         9.       Shareholder Services..................................    39
                  Appendix A - Waivers of Sales Charges.................   A-1
                  Appendix B - Description of Bond Ratings..............   B-1

1.       EXPENSE SUMMARY


         Shareholder Transaction Expenses for each Fund except for the Real Estate Fund:


                                                     Class A    Class B  Class C
           Maximum Initial Sales Charge Imposed
             on Purchases of Fund Shares
             (as a percentage of offering price)      4.75%      0.00%    0.00%

           Maximum Contingent Deferred Sales
             Charge (as a percentage of original
             purchase price or redemption proceeds,
             as applicable)                         See Below(1) 4.00%    1.00%



         Shareholder Transaction Expenses for the Real Estate Fund:

                                                     Class A    Class B  Class C
           Maximum Initial Sales Charge Imposed on
             Purchases of Fund Shares (as a
             percentage of offering price)            5.75%      0.00%    0.00%
           Maximum  Contingent  Deferred Sales
             Charge (as a percentage of original
             purchase price or redemption  proceeds,
             as applicable)                         See Below(1) 4.00%    1.00%


 Annual Operating Expenses (as a percentage of average daily  net assets):

                                 CLASS A SHARES



                             Core       Special      Convertible     Blue    Science and   Real
                            Growth   Opportunities    Securities     Chip    Technology   Estate
                             Fund        Fund           Fund         Fund       Fund       Fund

Management Fees (after fee
  reduction)(2)              0.00%       0.00%          0.00%        0.00%      0.00%      0.00%
Rule 12b-1 Fees (after fee
  reduction)(3)              0.00%       0.00%          0.00%        0.00%      0.00%      0.00%
Other Expenses (after fee
  reduction)(7)              1.50%(5)    0.74%          1.50%(5)     1.50%(5)   1.50%(5)   1.65%(5)
Total Operating Expenses
 (after fee reduction)(6)    1.50%       0.74%          1.50%        1.50%      1.50%      1.65%



                                 CLASS B SHARES



                             Core       Special      Convertible     Blue    Science and   Real
                            Growth   Opportunities    Securities     Chip    Technology   Estate
                             Fund        Fund           Fund         Fund       Fund       Fund

Management Fees (after fee
  reduction)(2)              0.00%       0.00%          0.00%        0.00%      0.00%      0.00%
Rule 12b-1 Fees(4)           1.00%       1.00%          1.00%        1.00%      1.00%      1.00%
Other Expenses (after fee
  reduction)(7)              1.50%(5)    0.74%          1.50%(5)     1.50%(5)   1.50%(5)   1.65%(5)
Total Operating Expenses
  (after fee reduction)(6)   2.50%       1.74%          2.50%        2.50%      2.50%      2.65%

                                 CLASS C SHARES


                             Core       Special      Convertible     Blue    Science and   Real
                            Growth   Opportunities    Securities     Chip    Technology   Estate
                             Fund        Fund           Fund         Fund       Fund       Fund

Management Fees (after fee
  reduction)(2)              0.00%       0.00%          0.00%        0.00%      0.00%      0.00%
Rule 12b-1 Fees(4)           1.00%       1.00%          1.00%        1.00%      1.00%      1.00%
Other Expenses (after fee
  reduction)(7)              1.50%(5)    0.74%          1.50%(5)     1.50%(5)   1.50%(5)   1.65%(5)
Total Operating Expenses
  (after fee reduction)(6)   2.50%       1.74%          2.50%        2.50%      2.50%      2.65%


(1) Purchases of $1 million or more and certain purchases by retirement plans are not subject to an initial sales charge; however, a contingent deferred sales charge ("CDSC") of 1% will be imposed on such purchases in the event of certain redemption transactions within 12 months following such purchases (see "Information Concerning Shares of the Funds - Purchases").


(2) The Adviser intends during the Funds' current fiscal year to waive its right to receive management fees from each Fund. Absent this waiver, "Management Fees" would be as follows:

   Core       Special      Convertible      Blue    Science and       Real
  Growth   Opportunities   Securities       Chip     Technology      Estate
   Fund         Fund          Fund          Fund        Fund          Fund

   0.75%       0.75%          0.65%         0.65%       0.75%         1.00%

(3)      Each  Fund  has  adopted  a   distribution   plan  for  its  shares  in
         accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Distribution Plan"), which provides that it will pay distribution/service fees aggregating up to (but not necessarily all of) 0.50% per annum of the average daily net assets attributable to Class A shares of the Core Growth Fund, the Special Opportunities Fund, the Convertible Securities Fund, the Blue Chip Fund and the Science and Technology Fund and 0.35% per annum of the average daily net assets attributable to Class A shares of the Real Estate Fund. Distribution and service fees under the Class A Distribution Plan are currently being waived on a voluntary basis and, while they may be imposed at the discretion of MFD at any time, MFD currently intends to waive these fees during the Funds' current fiscal year. Distribution expenses paid under the Plan, together with the initial sales charge, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See
         "Information Concerning Shares of the Funds - Distribution Plan" below.


(4) Each Fund's Distribution Plan provides that it will pay distribution/service fees aggregating up to (but not necessarily all
         of) 1.00% per annum of the average daily net assets attributable to Class B shares and Class C shares, respectively. Distribution expenses paid under the Distribution Plan with respect to Class B or Class C shares, together with any CDSC payable upon redemption of Class B and Class C shares, may cause long-term shareholders to pay more than the maximum sales charge that would have been permissible if imposed entirely as an initial sales charge. See "Information Concerning Shares of the Funds - Distribution Plan" below.


(5) The Adviser has agreed to bear the expenses of the Core Growth Fund, the Convertible Securities Fund, the Blue Chip Fund, the Science and Technology Fund and the Real Estate Fund, subject to reimbursement by each Fund, such that "Other Expenses" do not exceed 1.50% for the Core Growth Fund, Convertible Securities Fund, the Blue Chip Fund and the Science and Technology Fund and 1.65% for the Real Estate Fund, per annum, of each such Fund's average daily net assets during the current fiscal year. See "Information Concerning Shares of the Fund
         - Expenses." Otherwise, "Other Expenses" would be 1.56% for each class of the Core Growth Fund, 4.04% for each class of the Convertible Securities Fund, 3.89% for each class of the Blue Chip Fund, 1.51% for each class of the Science and Technology Fund and 1.65% for each class of the Real Estate Fund.

(6) Absent any fee waivers and expense reductions, "Total Operating Expenses," expressed as a percentage of average daily net assets, would be as follows:


          Core        Special      Convertible    Blue    Science and      Real
         Growth    Opportunities    Securities    Chip     Technology     Estate
          Fund         Fund            Fund       Fund        Fund         Fund

Class A   2.81%        2.10%          5.19%       5.04%       2.76%        3.00%
Class B   3.31%        2.60%          5.69%       5.54%       3.26%        3.65%
Class C   3.31%        2.60%          5.69%       5.54%       3.26%        3.65%


(7) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

                              EXAMPLE OF EXPENSES

An investor would pay the following dollar amounts of expenses on a $1,000 investment in each Fund, assuming (a) a 5% annual return and, unless otherwise noted, (b) redemption at the end of each of the time periods indicated:

                                 CLASS A SHARES


          Core       Special     Convertible   Blue     Science and     Real
         Growth   Opportunities   Securities   Chip      Technology    Estate
          Fund        Fund          Fund       Fund         Fund        Fund

1 year   $ 62        $ 55          $ 62       $ 62         $ 62        $ 73
3 years    93          70            93         93           93         107
5 years   125          87           125        125          125         N/A
10 years  218         135           218        218          218         N/A


                                 CLASS B SHARES
                            (ASSUMES REDEMPTION)(1)


          Core       Special     Convertible   Blue     Science and     Real
         Growth   Opportunities   Securities   Chip      Technology    Estate
          Fund        Fund          Fund       Fund         Fund        Fund

1 year   $ 65        $ 58          $ 65       $ 65         $ 65        $ 67
3 years   108          85           108        108          108         112
5 years   153         114           153        153          153         N/A
10 years  259         178           259        259          259         N/A


                                 CLASS B SHARES
                           (ASSUMES NO REDEMPTION)(1)


          Core       Special     Convertible   Blue     Science and     Real
         Growth   Opportunities   Securities   Chip      Technology    Estate
          Fund        Fund          Fund       Fund         Fund        Fund

1 year   $ 25        $ 18          $ 25       $ 25         $ 25        $ 27
3 years    78          55            78         78           78          82
5 years   133          94           133        133          133         N/A
10 years  259         178           259        259          259         N/A

--------------
(1) Class B shares convert to Class A shares approximately eight years after purchase; therefore, years nine and ten reflect Class A expenses.

                                 CLASS C SHARES
                              (ASSUMES REDEMPTION)



          Core       Special     Convertible   Blue     Science and     Real
         Growth   Opportunities   Securities   Chip      Technology    Estate
          Fund        Fund          Fund       Fund         Fund        Fund

1 year   $ 35        $ 28          $ 35       $ 35         $ 35        $ 37
3 years    78          55            78         78           78          82
5 years   133          94           133        133          133         N/A
10 years  284         205           284        284          284         N/A



                                 CLASS C SHARES
                            (ASSUMES NO REDEMPTION)



          Core       Special     Convertible   Blue     Science and     Real
         Growth   Opportunities   Securities   Chip      Technology    Estate
          Fund        Fund          Fund       Fund         Fund        Fund

1 year   $ 25        $ 18          $ 25       $ 25         $ 25        $ 27
3 years    78          55            78         78           78          82
5 years   133          94           133        133          133         N/A
10 years  284         205           284        284          284         N/A


The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of each Fund will bear directly or indirectly. More complete descriptions of the following Fund expenses are set forth in the following sections: (i) varying sales charges on share purchases -- "Purchases"; (ii) varying CDSCs -- "Purchases"; (iii) management fees -- "Investment Adviser"; and (iv) Rule 12b-1 (i.e., distribution plan) fees -- "Distribution Plan."

The "Example" set forth above should not be considered a representation of past or future expenses of a Fund; actual expenses may be greater or less than those shown.

2.       CONDENSED FINANCIAL INFORMATION


The following information has been audited and should be read in conjunction with the financial statements included in the Funds' Annual Report to shareholders which are incorporated by reference into the SAI in reliance upon the report of the Funds' independent auditors, given upon their authority as experts in accounting and auditing. The Funds' independent auditors are Ernst & Young LLP. The Real Estate Fund was not available for sale during the period ended August 31, 1997.


                              Financial Highlights
--------------------------------------------------------------------------------
                                               Year Ended        Period Ended
                                             August 31, 1997   August 31, 1996*
Core Growth Fund                                 Class A           Class A
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period       $   12.33         $   10.00
Income from investment operations# -
         Net investment income (loss)**     $     1.24        $   (0.01)
         Net realized and unrealized gain
          on investments and foreign
          currency transactions                  3.93              2.34
         Total from investment operations   $    5.17         $    2.33

Less distributions declared to shareholders from net realized
         gain on investments                $   (1.68)       $      --
Net asset value - end of period             $   15.82        $    12.33
Total  return                                   45.22%            23.30%^^
Ratios (to average net assets)/Supplemental data**:
         Expenses##                             1.45%              1.50%^
         Net investment income (loss)           9.12%             (0.11)%^
Portfolio turnover                             1,043%                204%
Average commission rate                     $  0.0248        $    0.0411
Net assets at end of period (000 omitted)   $  1,061         $       686

* For the period from the inception of Class A shares of the Fund, January 2, 1996, through August 31, 1996.
^    Annualized.
^^   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the periods indicated. If these fees had not been waived and/or if actual expenses had been over/under this limitation, the net investment income (loss) per share and the ratios would have been:

         Net investment income (loss)       $  1.06         $  (0.18)
         Ratios (to average net assets):
         Expenses##                            2.82%            4.28%^
         Net investment income (loss)          7.75%           (2.34)%^

                              Financial Highlights
--------------------------------------------------------------------------------
                                               Year Ended        Period Ended
                                             August 31, 1997   August 31, 1996*
Special Opportunities Fund                       Class A          Class A
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period       $   11.36         $   10.00
Income from investment operations# -
         Net investment income**            $    0.08         $    0.06
         Net realized and unrealized gain
          on investments and foreign
          currency transactions                  3.35              1.30
         Total from investment operations   $    3.43         $    1.36
Less distributions declared to shareholders -
         From net investment income (loss)  $   (0.04)        $      --
         From net realized gain on
          investments and foreign currency
          transactions                          (1.13)               --
         Total distributions declared to
          shareholders                      $   (1.17)        $      --
Net asset value - end of period             $   13.62         $    11.36
Total  return                                   31.84%             13.60%^^
Ratios (to average net assets)/Supplemental data**:
         Expenses##                              0.74%             1.50%^
         Net investment income                   0.65%             0.78%^
Portfolio turnover                                161%              108%
Average commission rate                     $  0.0387         $  0.0361
Net assets at end of period (000 omitted)   $  1,920          $  2,259

* For the period from the inception of Class A shares of the Fund, January 2, 1996, through August 31, 1996.
^    Annualized.
^^   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.

** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the periods indicated. If these fees had not been waived and/or if actual expenses had been over/under this limitation, the net investment loss per share and the ratios would have been:

         Net investment loss                $  (0.06)        $  (0.01)
         Ratios (to average net assets):
         Expenses##                             1.92        %    2.97%^
         Net investment loss                   (0.53)%         (0.16)%^

                              Financial Highlights
--------------------------------------------------------------------------------
                                                  Period Ended August 31, 1997*
Convertible Securities Fund                                  Class A
--------------------------------------------------------------------------------

Per share data (for a share outstanding  throughout the period):
Net asset value - beginning of period                       $ 10.00
Income from investment operations -
         Net investment income**                            $  0.25
         Net realized and unrealized gain on investments       1.23
         Total from investment operations                   $  1.48
Net asset value - end of period                             $ 11.48
Total return                                                 14.70%^^
Ratios (to average net assets)/Supplemental data**:
         Expenses                                             1.50%^
         Net investment income                                3.16%^
Portfolio turnover                                              76%
Average commission rate                                     $0.0453
Net assets at end of period (000 omitted)                   $   577

* For the period from the inception of Class A shares of the Fund, January 2, 1997, through August 31, 1997.
^    Annualized.
^^   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the period indicated. If these fees had not been waived and/or if actual expenses had been over/under this limitation, the net investment loss per share and the ratios would have been:

         Net investment loss                                $ (0.04)
         Ratios (to average net assets):
         Expenses##                                            5.19%^
         Net investment loss                                  (0.53)%^

                              Financial Highlights
--------------------------------------------------------------------------------
                                                  Period Ended August 31, 1997*
Blue Chip Fund                                               Class A
--------------------------------------------------------------------------------

Per share data (for a share outstanding  throughout the period):
Net asset value - beginning of period                       $ 10.00
Income from investment operations# -
         Net investment income**                            $  0.02
         Net realized and unrealized gain on investments       1.75
         Total from investment operations                   $  1.77
Net asset value - end of period                             $ 11.77
Total return                                                  17.70%^^

Ratios (to average net assets)/Supplemental data**:
         Expenses                                              1.50%^
         Net investment income                                 0.28%^
Portfolio turnover                                               32%
Average commission rate                                     $0.0427
Net assets at end of period (000 omitted)                   $   486

* For the period from the inception of Class A shares of the Fund, January 2, 1997, through August 31, 1997.
^    Annualized.
^^   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the period indicated. If these fees had not been waived and/or if actual expenses had been over/under this limitation, the net investment loss per share and the ratios would have been:

         Net investment loss                                $  (0.26)
         Ratios (to average net assets):
         Expenses##                                             5.04%^
         Net investment loss                                   (3.25)%^

                              Financial Highlights
--------------------------------------------------------------------------------
                                                  Period Ended August 31, 1997*
Science and Technology Fund                                     Class A
--------------------------------------------------------------------------------

Per share data (for a share outstanding  throughout the period):
Net asset value - beginning of period                       $ 10.00
Income from investment operations# -
         Net investment income**                            $  0.84
         Net realized and unrealized gain on investments
           and foreign currency transactions                   1.69
         Total from investment operations                   $  2.53
Net asset value - end of period                             $ 12.53
Total return                                                  25.30%^^
Ratios (to average net assets)/Supplemental data**:
         Expenses                                              1.40%^
         Net investment income                                10.73%^
Portfolio turnover                                              792%
Average commission rate                                     $0.0243
Net assets at end of period (000 omitted)                   $   882

* For the period from the inception of Class A shares of the Fund, January 2, 1997, through August 31, 1997.
^    Annualized.
^^   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the period indicated. If these fees had not been waived and/or if actual expenses had been over/under this limitation, the net investment income per share and the ratios would have been:

         Net investment income                              $  0.73
         Ratios (to average net assets):
         Expenses##                                            2.77%^
         Net investment income                                 9.36%^

3.       THE FUNDS


Each Fund is a series of the Trust, an open-end management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts on July 30, 1986. Each Fund is a diversified fund except for the Special Opportunities Fund and the Real Estate Fund, which are non-diversified. The Trust presently consists of fourteen series, eight of which are offered for sale pursuant to separate prospectuses, and each of which represents a portfolio with separate investment objectives and policies. Shares of each Fund are sold continuously to the public and each Fund then uses the proceeds to buy securities for its portfolio. While each Fund has three classes of shares designed for sale generally to the public, Class A shares are the only class presently available for sale. Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 4.75% (5.75% for the Real Estate
Fund) of the offering price (or a CDSC of 1.00% upon redemption during the first year in the case of certain purchases of $1 million or more and certain purchases by retirement plans) and are subject to an annual distribution fee and service fee up to a maximum of 0.50% (0.35% for the Real Estate Fund) per annum. Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares will convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class C shares do not convert to any other class of shares of a Fund. In addition, the Funds offer an additional class of shares, Class I shares, exclusively to certain institutional investors. Class I shares are made available by means of a separate Prospectus supplement provided to institutional investors eligible to purchase Class I shares and are offered at net asset value without an initial sales charge or CDSC upon redemption and without an annual distribution and service fee.


The Trust's Board of Trustees provides broad supervision over the affairs of each Fund. MFS is each Fund's investment adviser and is responsible for the management of each Fund's assets. The officers of the Trust are responsible for its operations. The Adviser manages each Fund's portfolio from day to day in accordance with each Fund's investment objective and policies. A majority of the Trustees are not affiliated with the Adviser. The selection of investments and the way they are managed depend on the conditions and trends in the economies of the various countries of the world, their financial markets and the relationship of their currencies to the U.S. dollar. The Trust also offers to buy back (redeem) shares of each Fund from shareholders at any time at net asset value, less any applicable CDSC.

4.       INVESTMENT OBJECTIVES AND POLICIES

Each Fund has an investment objective which it pursues through separate investment policies, as described below. The differences in objectives and policies among the Funds can be expected to affect the market and financial risk to which each Fund is subject and the performance of each Fund. The investment objective and polices of each Fund, unless otherwise specifically stated, may be changed by the Trustees of the Trust without a vote of the shareholders. A change in a Fund's objective may result in the Fund having an investment objective different from the objective which shareholders considered appropriate at the time of investment in the Fund. Any investment involves risk and there is no assurance that the investment objective of any Fund will be achieved.

CORE GROWTH FUND - The Core Growth Fund's investment objective is capital appreciation.

Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of well-known and established companies which the Adviser believes have above-average growth potential (see "Certain Securities and Investment Techniques - Equity Securities" below). When choosing the Fund's investments, the Adviser seeks companies that it expects will demonstrate greater long-term earnings growth than the average company included in the S&P
500. This method of stock selection is based on the belief that growth in a company's earnings will eventually translate into growth in the price of its stock. The Fund may also invest up to 35% of its total assets in equity securities of companies in the developing stages of their life cycle that offer the potential for accelerated earnings or revenue growth (emerging growth companies). Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to become more widely recognized as growth companies.

Consistent with its investment objective and policies described above, the Fund may invest up to 35% (and generally expects to invest up to 20%) of its net assets in foreign equity securities which are not traded on an U.S.
exchange.

The Fund may engage in certain investment techniques as described under the caption "Certain Securities and Investment Techniques" below and in the SAI. The Fund's investments are subject to certain risks, as described in the above-referenced sections of this Prospectus and the SAI and as described below under the caption "Additional Risk Factors."

SPECIAL OPPORTUNITIES FUND - The Special Opportunities Fund's investment objective is capital appreciation.

Under normal market conditions, the Fund invests substantially all of its assets in equity and fixed income securities which the Adviser believes represent uncommon value by having the potential for significant capital appreciation over a period of 12 months or longer (see "Certain Securities and Investment Techniques - Equity Securities" below). The issuers of such securities may include companies out-of-favor in the marketplace or in out-of-favor industries, companies currently performing well but in industries where the outlook is questionable and over-leveraged companies with promising longer-term prospects. Some of these companies may be experiencing financial or operating difficulties, and certain of these companies may be involved, at the time of acquisition or soon thereafter, in reorganizations, capital restructurings or bankruptcy proceedings; however, most of these companies will not be experiencing such financial or operating difficulties as will lead, in the Adviser's opinion, to reorganizations, capital restructurings or bankruptcy proceedings. The Adviser will determine the relative apportionment of the Fund's assets among particular equity and fixed income investments based on their appreciation potential. The Fund may invest a substantial amount of its assets in U.S. Government Securities when, in the judgment of the Adviser, securities with the potential for significant capital appreciation are not available for purchase by the Fund (see "Certain Securities and Investment Techniques - U.S. Government Securities" below).

The Fund may invest in companies of any size, including smaller, lesser known companies in the developing stages of their life cycle that offer the potential for accelerated earnings or revenue growth (emerging growth companies). Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to become more widely recognized as growth companies.


The fixed income securities in which the Fund may invest include fixed income securities rated BB or lower by Standard & Poor's Ratings Services ("S&P"), Fitch IBCA, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps") or Ba or lower by Moody's Investors Service, Inc. ("Moody's"), or if unrated, determined to be of equivalent quality by the Adviser (commonly referred to as "junk bonds"). For a description of these ratings, see Appendix B to this Prospectus. Up to 100% of the Fund's net assets may be invested in such lower-rated fixed income securities (see "Additional Risk Factors - Lower Rated Bonds" below).


The Fund may engage in short sales of securities which the Adviser expects to decline in price (see "Certain Securities and Investment Techniques - Short Sales" below). The Fund may also borrow from banks and use the proceeds of such borrowings to invest in portfolio securities, thereby creating leverage (see "Investment Techniques - Borrowing and Leverage" below).

Consistent with its investment objective and policies described above, the Fund may invest up to 50% of its net assets in foreign equity and fixed-income securities which are not traded on an U.S. exchange.

The Fund may engage in certain investment techniques as described under the caption "Certain Securities and Investment Techniques" below and in the SAI. The Fund's investments are subject to certain risks, as described in the above-referenced sections of this Prospectus and the SAI and as described below under the caption "Additional Risk Factors."

CONVERTIBLE SECURITIES FUND - The Convertible Securities Fund's investment objective is to maximize total return through a combination of current income and capital appreciation.

         The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in convertible securities. A convertible security is generally a debt obligation or preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises and to decrease as the market value of the underlying stock declines. Because its value can be influenced by both interest rate and market movements, a convertible security is not as sensitive to interest rates as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock.


         The remaining 35% of the Fund's total assets may be invested in non-convertible corporate and U.S. Government fixed income securities, equity securities and money market instruments. The Fund's policies permit investment in convertible and non-convertible fixed income securities without restrictions as to maturity or duration. The convertible and non-convertible fixed income securities in which the Fund may invest include fixed income securities rated BB or lower by S&P, Fitch or Duff & Phelps or Ba or lower by Moody's, or if unrated, determined to be of equivalent quality by the Adviser (commonly referred to as "junk bonds"). For a description of these ratings, see Appendix B to this Prospectus. Up to 100% of the Fund's net assets may be invested in such lower rated fixed income securities (see "Additional Risk Factors - Lower Rated Bonds" below).

         The Fund may engage in short sales of securities which the Adviser expects to decline in price (see "Certain Securities and Investment Techniques - Short Sales" below).

         Consistent with its investment objective and policies described above, the Fund may invest up to 20% (and generally expects to invest up to 5%) of its net assets in foreign securities which are not traded on an U.S.
exchange.

         The Fund may engage in certain investment techniques as described under the caption "Certain Securities and Investment Techniques" below and in the SAI. The Fund's investments are subject to certain risks, as described in the above-referenced sections of this Prospectus and the SAI and as described below under the caption "Additional Risk Factors."

BLUE CHIP FUND - The Blue Chip Fund's investment objective is capital appreciation.

         The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of well-known, stable and established companies which the Adviser believes have above average capital appreciation potential, commonly known as "Blue Chip Companies." Blue Chip Companies are those companies generally identified by having a market capitalization of at least $1 billion unless the company's stock is included in the S&P 500 or the Dow Jones Industrial Average or is traded on the New York Stock Exchange, established history of earnings and dividends, easy access to credit, good industry position and superior management structure. These companies also typically have a large number of publicly held shares and a high trading volume, resulting in a high degree of liquidity. While the Fund will primarily invest in equity securities of such companies, it may also invest in other equity and fixed income securities offering an opportunity for capital appreciation, such as companies in a relatively early stage of development that offer the potential for accelerated earnings or revenue growth (emerging growth companies).

         Consistent with its investment objective and policies described above, the Fund may also invest any portion or all (and generally expects to invest up to 50%) of its net assets in foreign securities which are not traded on an U.S. exchange.

         The Fund may engage in certain investment techniques as described under the caption "Certain Securities and Investment Techniques" below and in the SAI. The Fund's investments are subject to certain risks, as described in the above-referenced sections of this Prospectus and the SAI and as described below under the caption "Additional Risk Factors."

SCIENCE AND TECHNOLOGY FUND - The Science and Technology Fund's investment objective is capital appreciation.

         The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies which the Adviser believes will benefit from scientific and technological advances and improvements. These companies may include companies in many different fields, such as, for example, computer software and hardware, semiconductor, minicomputers and peripheral equipment, scientific instruments, telecommunications, pharmaceuticals, environmental services, chemicals and synthetic materials, defense and commercial electronics, data storage and retrieval, biotechnology, health care and medical supplies, among others.

         The Fund may invest in companies of any size, including smaller, lesser known companies in the developing stages of their life cycle that offer the potential for accelerated earnings or revenue growth (emerging growth companies). Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management and market opportunities which are usually necessary to become more widely recognized as growth companies.

         The Fund may engage in short sales of securities which the Adviser expects to decline in price (see "Certain Securities and Investment Techniques - Short Sales" below).


         While the Fund generally will invest in equity securities, it may also invest in fixed income securities offering an opportunity for capital appreciation, including up to 30% of its net assets in fixed income securities rated BB or lower by S&P, Fitch and Duff & Phelps or Ba and lower by Moody's, or if unrated, determined to be of equivalent quality by the Adviser (commonly referred to as "junk bonds"). For a description of these ratings, see Appendix B to this Prospectus (see "Additional Risk Factors - Lower Rated Bonds" below).

         Consistent with its investment objective and policies described above, the Fund may invest up to 50% (and generally expects to invest up to 20%) of its net assets in foreign equity and fixed income securities which are not traded on an U.S. exchange.

         The Fund may engage in certain investment techniques as described under the caption "Certain Securities and Investment Techniques" below and in the SAI. The Fund's investments are subject to certain risks, as described in the above-referenced sections of this Prospectus and the SAI and as described below under the caption "Additional Risk Factors."


REAL ESTATE FUND - The Real Estate Fund's investment objective is capital appreciation and income.

         Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies principally engaged in the real estate industry (see "Certain Securities and Investment Techniques--Equity Securities" below). A company will be considered to be "principally engaged in the real estate industry" if, in the opinion of the Adviser, at the time its securities are purchased by the Fund, at least 50% of its revenues or at least 50% of the market value of its assets is attributable to the ownership, construction, financing, management or sale of residential, commercial or industrial real estate. Companies principally engaged in the real estate industry may include, among others, equity real estate investment trusts ("REITs") and real estate master limited partnerships, mortgage REITs and real estate brokers and developers.

         REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with various requirements relating to its organization, ownership, assets and income and with the requirement that it distribute to its shareholders at least 95% of its taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

         The  Fund's  policy  to  concentrate   its   investments  in  companies
principally involved in the real estate industry entails certain risks described under the caption "Additional Risk Factors."

         The remaining 35% of the Fund's total assets may be invested in all types of domestic and foreign equity and fixed income securities. The Fund may invest up to 20% of its net assets in fixed income securities rated BB or lower by S&P, Fitch or Duff & Phelps or Ba or lower by Moody's, or if unrated, determined to be of equivalent quality by the Adviser (commonly referred to as "junk bonds"). For a description of these ratings, see Appendix B to the Prospectus.

         The Fund may  engage in short  sales of  securities  which the  Adviser
expects  to  decline  in  price  (see   "Certain   Securities   and   Investment
Techniques--Short Sales" below.)

         Consistent with its investment objective and policies described above, the Fund may invest up to 20% of its net assets in foreign equity and fixed income securities which are not traded on an U.S. exchange.

         The Fund may engage in certain investment techniques as described under the caption "Certain Securities and Investment Techniques" below and in the SAI. The Fund's investments are subject to certain risks, as described in the above-referenced sections of this Prospectus and the SAI and as described below under the caption "Additional Risk Factors."


5.       CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The securities and investment techniques described below are applicable to all or certain of the Funds, as specified. Additional information about certain of these securities and investment techniques can be found under the caption "Certain Securities and Investment Techniques" in the SAI.

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES APPLICABLE TO EACH FUND. The following securities and investment techniques are applicable to each Fund:

         Equity Securities: Each Fund may invest in all types of equity securities, including the following: common stocks, preferred stocks and preference stocks; securities such as bonds, warrants or rights that are convertible into stocks; and depository receipts for those securities. These securities may be listed on securities exchanges, traded in various over-the-counter markets or have no organized market.

         Fixed Income Securities: Fixed income securities in which each Fund may invest include bonds, debentures, mortgage securities, notes, bills, commercial paper, U.S. Government Securities and certificates of deposit, as well as debt obligations which may have a call on common stock by means of a conversion privilege or attached warrants.


         Restricted Securities: Each Fund may purchase securities that are not registered under the Securities Act of 1933 (the "1933 Act") ("restricted securities"), including those that can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act ("Rule 144A securities"). A determination is made based upon a continuing review of the trading markets for a specific Rule 144A security, whether such security is liquid and thus not subject to a Fund's limitation on investing not more than 15% of its net assets in illiquid investments. The Board of Trustees has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A securities. The Board, however, retains sufficient oversight of the liquidity determinations, focusing on factors such as valuation, liquidity and availability of information. Investing in Rule 144A securities could have the effect of decreasing the level of liquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities held in the Fund's portfolio. Subject to each Fund's 15% limitation on investments in illiquid investments, a Fund may also invest in restricted securities that may not be sold under Rule 144A, which presents certain risks. As a result, a Fund might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value. In addition, market quotations are less readily available. Therefore, judgment may at times play a greater role in valuing these securities than in the case of unrestricted securities.


         Lending of Portfolio Securities: Each Fund may seek to increase its income by lending portfolio securities. Such loans will usually be made to member firms (and subsidiaries thereof) of the New York Stock Exchange (the "Exchange") and to member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, irrevocable letters of credit or U.S. Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. If the Adviser determines to lend portfolio securities, it is intended that the value of the securities loaned would not exceed 30% of the value of the net assets of the Fund making the loans.

         Repurchase Agreements: Each Fund may enter into repurchase agreements in order to earn income on available cash or as a temporary defensive measure. Under a repurchase agreement, a Fund acquires securities subject to the seller's agreement to repurchase at a specified time and price. If the seller becomes subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's right to liquidate the securities may be restricted (during which time the value of the securities could decline). Each Fund has adopted certain procedures intended to minimize the risks of such transactions.

         "When Issued" Securities: Each Fund may purchase securities on a "when-issued" or on a "forward delivery" basis, which means that the securities will be delivered to a Fund at a future date usually beyond customary settlement time. The commitment to purchase a security for which payment will be made on a future date may be deemed a separate security. In general, a Fund does not pay for such securities until received, and does not start earning interest on the securities until the contractual settlement date. While awaiting delivery of securities purchased on such bases, a Fund will segregate liquid assets sufficient to cover its commitments. Although the Fund does not intend to make such purchases for speculative purposes, purchases of securities on such bases may involve more risk than other types of purchases.

         U.S. Government Securities: The Special Opportunities Fund and the Convertible Securities Fund generally may invest, and each Fund for temporary defensive purposes, as discussed below, may invest, in U.S. Government securities, including: (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance: U.S. Treasury bills (maturities of one year or less); U.S. Treasury notes (maturities of one to ten years); and U.S. Treasury bonds (generally maturities of greater than ten years),  all of which  are  backed  by the full  faith  and  credit  of the U.S.
Government; and (2) obligations issued or guaranteed by U.S. Government agencies, authorities or instrumentalities, some of which are backed by the full faith and credit of the U.S. Treasury, e.g., direct pass-through certificates of the Government National Mortgage Association ("GNMA"); some of which are supported by the right of the issuer to borrow from the U.S. Government, e.g., obligations of Federal Home Loan Banks; and some of which are backed only by the credit of the issuer itself, e.g., obligations of the Student Loan Marketing Association (collectively, "U.S. Government Securities"). The term "U.S. Government Securities" also includes interests in trusts or other entities issuing interests in obligations that are backed by the full faith and credit of the U.S. Government or are issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

         Investments for Temporary Defensive Purposes: During periods of unusual market conditions when the Adviser believes that investing for temporary defensive purposes is appropriate, or in order to meet anticipated redemption requests, a large portion or all of the assets of a Fund may be invested in cash (including foreign currency) or cash equivalents, including, but not limited to, obligations of banks (including certificates of deposit, bankers' acceptances, time deposits and repurchase agreements), commercial paper, short-term notes, U.S. Government Securities and related repurchase agreements.


         Emerging Growth Companies: Each Fund may invest in securities of small and medium-size U.S. and foreign companies that are early in their life cycle but which have the potential to become major enterprises (emerging growth companies). Such companies may be of any size, would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, management, and market opportunities which are usually necessary to become more widely recognized as growth companies. A Fund may also invest in more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment or which otherwise represent opportunities for long-term growth. See "Risk Factors - Emerging Growth Companies" below. A Fund may also invest to a limited extent in restricted securities of companies which the Adviser believes have significant growth potential. These securities may be considered speculative and may not be readily marketable. See "Restricted Securities."


         Foreign Growth Securities: Each Fund may invest in securities of foreign growth companies, including established foreign companies, whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment or which otherwise represent opportunities for long-term growth. See "Additional Risk Factors - Foreign Securities" below. It is anticipated that these companies will primarily be in nations with more developed securities markets, such as Japan, Australia, Canada, New Zealand, Hong Kong and most Western European countries, including Great Britain.

         Emerging Markets Securities: Consistent with each Fund's respective objectives and policies, each Fund may invest in securities of issuers whose principal activities are located in emerging market countries (which may include foreign governments and their subdivisions, agencies or instrumentalities). Emerging markets include any country determined by the Adviser to have an emerging market economy, taking into account a number of factors, including whether the country has a low- to middle-income economy according to the International Bank for Reconstruction and Development, the country's foreign currency debt rating, its political and economic stability and the development of its financial and capital markets. The Adviser determines whether an issuer's principal activities are located in an emerging market country by considering such factors as its country of organization, the principal trading market for its securities and the source of its revenues and location of its assets. The issuer's principal activities generally are deemed to be located in a particular country if: (a) the security is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; (b) the issuer is organized under the laws of, and maintains a principal office in, that country; (c) the issuer has its principal securities trading market in that country; (d) the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; or (e) the issuer has 50% or more of its assets in that country. See "Additional Risk Factors - Emerging Market Securities" below.

         Indexed Securities: Each Fund may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) and/or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of or interest on the principal amount of the investment.

         Swaps and Related Transactions: As one way of managing its exposure to different types of investments, each Fund may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors. Swaps involve the exchange by a Fund with another party of cash payments based upon different interest rate indices, currencies, and other prices or rates, such as the value of mortgage prepayment rates. For example, in the typical interest rate swap, a Fund might exchange a sequence of cash payments based on a floating rate index for cash payments based on a fixed rate. Payments made by both parties to a swap transaction are based on a notional principal amount determined by the parties.

         Each Fund may also purchase and sell caps, floors and collars. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the counterparty. For example, the purchase of an interest rate cap entitles the buyer, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the counterparty selling such interest rate cap. The sale of an interest rate floor obligates the seller to make payments to the extent that a specified interest rate falls below an agreed-upon level. A collar arrangement combines elements of buying a cap and selling a floor.

         Swap agreements could be used to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to exchange payments in dollars for payments in foreign currency, in each case based on a fixed rate, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.


         Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed, or no investment of cash. As a result, swaps can be highly volatile and may have a considerable impact on a Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Swaps, caps, floors and collars are highly specialized activities which involve certain risks as described in the SAI.


         Options on Securities: Each Fund may write (sell) covered put and call options and purchase put and call options on securities. Each Fund will write options on securities for the purpose of increasing its return and/or to protect the value of its portfolio. In particular, where a Fund writes an option that expires unexercised or is closed out by the Fund at a profit, it will retain the premium paid for the option which will increase its gross income and will offset in part the reduced value of the portfolio security underlying the option, or the increased cost of portfolio securities to be acquired. However, the writing of options constitutes only a partial hedge, up to the amount of the premium less any transaction costs. In contrast, if the price of the underlying security moves adversely to the Fund's position, the option may be exercised and the Fund will be required to purchase or sell the underlying security at a disadvantageous price, which may only be partially offset by the amount of the premium. Each Fund may also write combinations of put and call options on the same security, known as "straddles." Such transactions can generate additional premium income but also present increased risk.

         By writing a call option on a security, a Fund limits its opportunity to profit from any increase in the market value of the underlying security, since the holder will usually exercise the call option when the market value of the underlying security exceeds the exercise price of the call. However, the Fund retains the risk of depreciation in value of securities on which it has written call options.

         Each Fund may also purchase put or call options in anticipation of market fluctuations which may adversely affect the value of its portfolio or the prices of securities that a Fund wants to purchase at a later date. In the event that the expected market fluctuations occur, a Fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option, and, unless the price of the underlying security changes sufficiently, the option may expire without value to the Fund.

         In certain instances, a Fund may enter into options on Treasury securities that are "reset" options or "adjustable strike" options. These options provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of the option.

         Options on Stock Indices: Each Fund may write (sell) covered call and put options and purchase call and put options on stock indices. Each Fund may write options on stock indices for the purpose of increasing its gross income and to protect its portfolio against declines in the value of securities it owns or increases in the value of securities to be acquired. When a Fund writes an option on a stock index, and the value of the index moves adversely to the holder's position, the option will not be exercised, and the Fund will either close out the option at a profit or allow it to expire unexercised. A Fund will thereby retain the amount of the premium, less related transaction costs, which will increase its gross income and offset part of the reduced value of portfolio securities or the increased cost of securities to be acquired. Such transactions, however, will constitute only partial hedges against adverse price fluctuations, since any such fluctuations will be offset only to the extent of the premium received by a Fund for the writing of the option, less related transaction costs. In addition, if the value of an underlying index moves adversely to a Fund's option position, the option may be exercised, and the Fund will experience a loss which may only be partially offset by the amount of the premium received.

         Each Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. A Fund's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

         "Yield Curve" Options: Each Fund may enter into options on the yield "spread," or yield differential, between two securities, a transaction referred to as a "yield curve" option, for hedging and non-hedging (an effort to increase current income) purposes. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities rather than the actual prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease. Yield curve options written by a Fund will be covered as described in the SAI. The trading of yield curve options is subject to all the risks associated with trading other types of options, as discussed below under "Additional Risk Factors" and in the SAI. In addition, such options present risks of loss even if the yield on one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated.


         Futures Contracts and Options on Futures Contracts: Each Fund may purchase and sell futures contracts on stock indices, and may purchase and sell Futures Contracts on foreign currencies or indices of foreign currencies ("Futures Contracts"). Each Fund may also purchase and write options on such Futures Contracts. Consistent with a Fund's investment objectives and policies, the Real Estate Fund, the Special Opportunities Fund and the Convertible Securities Fund may purchase and sell Futures Contracts on foreign or domestic fixed income securities or indices of such securities, including municipal bond indices and any other indices of foreign or domestic fixed income securities that may become available for trading. These Funds may also purchase and write options on such Futures Contracts. All above-referenced options on Futures Contracts are referred to as "Options on Futures Contracts."


         Such transactions will be entered into for hedging purposes or for non-hedging purposes to the extent permitted by applicable law. Each Fund will incur brokerage fees when it purchases and sells Futures Contracts, and will be required to maintain margin deposits. In addition, Futures Contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Funds, if its investment judgment about the general direction of exchange rates or the stock market is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract and the Fund may realize a loss.


         Purchases of Options on Futures Contracts may present less risk in hedging a Fund's portfolio than the purchase or sale of the underlying Futures Contracts since the potential loss is limited to the amount of the premium plus related transaction costs, although it may be necessary to exercise the option to realize any profit, which results in the establishment of a futures position. The writing of Options on Futures Contracts, however, does not present less risk than the trading of Futures Contracts and will constitute only a partial hedge, up to the amount of the premium received. In addition, if an option is exercised, a Fund may suffer a loss on the transaction.

         Futures Contracts and Options on Futures Contracts that are entered into by a Fund will be traded on U.S. and foreign exchanges.

         Forward Contracts: Each Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date at a price set at the time of the contract ("Forward Contracts"). Each Fund may enter into Forward Contracts for hedging purposes and for non-hedging purposes of increasing the Fund's current income. By entering into transactions in Forward Contracts for hedging purposes, a Fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of Forward Contracts entered into for non-hedging purposes, a Fund may sustain losses which will reduce its gross income. Such transactions, therefore, could be considered speculative. Forward Contracts are traded over-the-counter and not on organized commodities or securities exchanges. As a result, Forward Contracts operate in a manner distinct from exchange-traded instruments, and their use involves certain risks beyond those associated with transactions in Futures Contracts or options traded on exchanges. A Fund may choose to, or be required to, receive delivery of the foreign currencies underlying Forward Contracts it has entered into. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, a Fund may hold such currencies for an indefinite period of time. A Fund may also enter into a Forward Contract on one currency to hedge against risk of loss arising from fluctuations in the value of a second currency (referred to as a "cross hedge") if, in the judgment of the Adviser, a reasonable degree of correlation can be expected between movements in the values of the two currencies. Each Fund has established procedures, which require use of segregated assets or "cover" in connection with the purchase and sale of such contracts.

         Options on Foreign Currencies: Each Fund may also purchase and write options on foreign currencies ("Options on Foreign Currencies") for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. As in the case of other types of options, however, the writing of an Option on Foreign Currency will constitute only a partial hedge, up to the amount of the premium received, and a Fund may be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an Option on Foreign Currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium paid for the option plus related transaction costs. A Fund may also choose, or be required to receive delivery of the foreign currencies underlying Options on Foreign Currencies into which it has entered. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, a Fund may hold such currencies for an indefinite period of time.

INVESTMENT TECHNIQUES APPLICABLE TO CERTAIN FUNDS. The following investment techniques are applicable only to certain Funds, as specified:


         Short  Sales:  If  the  Special  Opportunities  Fund,  the  Convertible
Securities Fund, the Science and Technology Fund or the Real Estate Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same type of security from a broker or other institution to complete the sale. A Fund may make a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Possible losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested. Each Fund's short sales must be fully collateralized. A Fund will not sell short securities whose underlying value (minus any amounts deposited as margin) exceeds 40% of its net assets.

         Mortgage "Dollar Roll" Transactions: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may enter into mortgage "dollar roll" transactions with selected banks and broker-dealers pursuant to which a Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. A Fund will only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. In the event that the party with whom the Fund contracts to replace substantially similar securities on a future date fails to deliver such securities, the Fund may not be able to obtain such securities at the price specified in such contract and thus may not benefit from the price differential between the current sales price and the repurchase price.

         Corporate Asset-Backed Securities: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card or automobile loan receivables, representing the obligations of a number of different parties.


         Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

         Corporate asset-backed securities are backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may invest in zero coupon bonds, deferred interest bonds and payment-in-kind ("PIK") bonds. Zero coupon and deferred interest bonds are debt obligations which are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. A Fund will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's distribution obligations.

         Collateralized   Mortgage   Obligations  and  Multiclass   Pass-Through
Securities: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund each may invest a portion of its assets in collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by certificates issued by GNMA, the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral collectively referred to as "Mortgage Assets"). Each of these Funds may also invest a portion of its assets in multiclass pass-through securities which are interests in a trust composed of Mortgage Assets. CMOs (which include multiclass pass-through securities) may be issued by agencies, authorities or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. In a CMO, a series of bonds or certificates are usually issued in multiple classes with different maturities. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayments than other types of mortgage-related securities.

         The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

         Stripped Mortgage-Backed Securities: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may invest in stripped mortgage-backed securities ("SMBS"), which are derivative multiclass mortgage securities usually structured with two classes that receive different proportions of interest and principal distributions from an underlying pool of mortgage assets.

         Loans and Other Direct Indebtedness: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may each invest a portion of its assets in loans. By purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, government or other borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. A Fund may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods and services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand.


         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Fund may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Mortgage Pass-Through Securities: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by U.S. Government-sponsored corporations (such as FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers).

         Brady Bonds: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

         Investment in Other Investment Companies: The Real Estate Fund may invest in other investment companies to the extent permitted by the 1940 Act. If a Fund invests in such investment companies, the Fund's shareholders will bear not only their proportionate share of the expenses of that particular Fund (including operating expenses and the fees of the Adviser), but also will indirectly bear similar expenses of the underlying investment companies.


6.       ADDITIONAL RISK FACTORS

The following discussion of additional risk factors supplements the risk factors described above. Additional information concerning risk factors can be found under the caption "Certain Securities and Investment Techniques" in the SAI.

         Special Opportunities Fund: The Special Opportunities Fund's investments will be aggressively managed with a higher risk of loss than that of more conservatively managed portfolios. Many of the securities offering the capital appreciation sought by the Fund will involve a high degree of risk. The Fund will seek to reduce risk by investing in a number of securities markets (e.g., U.S. Government, corporate fixed income, equity and foreign markets) and issuers, performing credit analyses of potential investments and monitoring current developments and trends in both the economy and financial markets.

         Some of the Fund's assets may be invested in securities whose issuers have operating losses, substantial capital needs, negative net worth or are insolvent or involved in bankruptcy or reorganization proceedings. It is difficult to value financially distressed issuers and to estimate prospects for their financial recovery. The issuers may be unable to meet debt service requirements and the investments may take considerable time to appreciate in value. Some of the securities acquired by the Fund may not be current on payment of interest or dividends. In the event that issuers of securities owned by the Fund become involved in bankruptcy or other insolvency proceedings, additional risks will be present. Bankruptcy or other insolvency proceedings are highly complex, can be very costly and may result in unpredictable outcomes. Bankruptcy courts have extensive powers and under certain circumstances may alter contractual obligations of the bankrupt company.

         Since there may be no public market or only inactive trading markets for some of the securities in which the Fund invests, the Fund may be required to retain such investments for indefinite periods or to sell them at substantial losses. Such securities may involve greater risks, often related to
creditworthiness,   solvency,   relative  liquidity  of  the  secondary  market,
potential market losses, vulnerability to rising interest rates and economic downturns and market price volatility based upon interest rate sensitivity, all of which may adversely affect the Fund's net asset value. This may be particularly true of lower rated or unrated securities in which the

Fund may invest (see "Lower Rated Bonds" below). In addition, many of the securities held by the Fund may not have readily available market prices and may instead be priced by third party pricing vendors or priced at fair market value by MFS, subject to the oversight of the Trust's Board of Trustees.


         Real Estate Fund: The Real Estate Fund may be subject to certain risks similar to those associated with the direct ownership of real estate because of its policy of concentration in the securities of companies which are principally engaged in the real estate industry. The risks of direct ownership of real estate include: risks related to general, regional and local economic conditions and fluctuations in interest rates; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; heavy cash flow dependency; possible lack of availability of mortgage funds; losses due to natural disasters; regulatory limitations on rents; variations in market rental rates; and changes in neighborhood values. In addition, the Fund may incur losses due to environmental problems. If there is historic contamination at a site, the current owner is one of the parties that may be responsible for clean up costs.

         Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by default or payment problems relating to underlying mortgages, the quality of credit extended and self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. Equity and mortgage REITs are dependent upon the skill of their individual management personnel and generally are not diversified. In addition, equity and mortgage REITs could be adversely affected by failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the 1940 Act. By investing in REITS indirectly through the Fund, a shareholder will bear not only a proportionate share of the expenses of the Fund, but also indirectly, similar expenses of the REITs, including compensation of management.

         To the extent the Fund is invested in debt securities (including asset-backed securities) or mortgage REITs, it will be subject to credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest and principal payments when due. Interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed income securities resulting solely from the inverse relationship between the price and yield of fixed income securities; that is, when interest rates rise, bond prices generally fall and conversely, when interest rates fall, bond prices generally rise. In general, bonds with longer maturities are more sensitive to interest rate changes than bonds with shorter maturities.

         Non-diversification: The Special Opportunities Fund and the Real Estate Fund are "non-diversified," as that term is defined in the 1940 Act, but each such Fund intends to qualify as a "regulated investment company" ("RIC") for federal income tax purposes. This means, in general, that although more than 5% of the Fund's total assets may be invested in the securities of one issuer (including a foreign government), at the close of each quarter of its taxable year, the aggregate amount of such holdings may not exceed 50% of the value of its total assets, and no more than 25% of the value of its total assets may be invested in the securities of a single issuer. To the extent that a non-diversified Fund at times may hold the securities of a smaller number of issuers than if it were "diversified" (as defined in the 1940 Act), the Fund will at such times be subject to greater risk with respect to its portfolio securities than a fund that invests in a broader range of securities, because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the Fund's total return and the net asset value of its shares.


         Science and Technology Fund: An investment in the Science and Technology Fund may involve significantly greater risks and therefore may experience greater volatility than an investment in a fund with a more broadly diversified investment mandate. Because the Science and Technology Fund will primarily invest in companies which the Adviser expects to benefit from scientific and technological advancements and improvements, the Fund's investment performance will be closely tied to the performance of companies in a limited number of industries. Companies in a single industry are often faced with the same obstacles, issues and regulatory burdens, and their securities may react similarly and more in unison to these or other market conditions. These price movements may have a disproportionate impact on the Fund's investment performance given its narrow industry focus.

         Emerging Growth Companies: Investing in emerging growth companies involves greater risk than is customarily associated with investing in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. The securities of emerging growth companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Similarly, many of the securities offering the capital appreciation sought by the Funds will involve a higher degree of risk than would established growth stocks.

         Fixed Income Securities: To the extent a Fund invests in fixed income securities, the net asset value of the Fund may change as the general levels of interest rates fluctuate. When interest rates decline, the value of fixed income securities can be expected to rise. Conversely, when interest rates rise, the value of fixed income securities can be expected to decline. The Funds are not subject to restrictions on the maturities of the fixed income securities they hold. A Fund's investments in fixed income securities with longer terms to maturity are subject to greater volatility than the Fund's shorter-term obligations.

         Options, Futures Contracts and Forward Contracts: Although each Fund may enter into transactions in options, Futures Contracts, Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies for hedging purposes, such transactions nevertheless involve certain risks. For example, a lack of correlation between the instrument underlying an option or Futures Contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. The Funds also may enter into transactions in options, Futures Contracts, Options on Futures Contracts and Forward Contracts for other than hedging purposes, which involves greater risk. In particular, such transactions may result in losses for a Fund which are not offset by gains on other portfolio positions, thereby reducing gross income. In addition, foreign currency markets may be extremely volatile from time to time. There also can be no assurance that a liquid secondary market will exist for any contract purchased or sold, and a Fund may be required to maintain a position until exercise or expiration, which could result in losses. The SAI contains a description of the nature and trading mechanics of options, Futures Contracts, Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies, and includes a discussion of the risks related to transactions therein.

         Transactions in Forward Contracts may be entered into only in the over-the-counter market. Futures Contracts and Options on Futures Contracts may be entered into on U.S. exchanges regulated by the Commodity Futures Trading Commission and on foreign exchanges. In addition, the securities and indices underlying options, Futures Contracts and Options on Futures Contracts traded by the Fund will include both domestic and foreign securities.


         Lower Rated Bonds: The Special Opportunities Fund, the Convertible Securities Fund, the Science and Technology Fund and the Real Estate Fund may invest in fixed income and convertible securities, rated Baa by Moody's or BBB by S&P, Fitch or Duff & Phelps and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade securities.

         These Funds may also invest in securities rated Ba or lower by Moody's or BB or lower by S&P, Fitch or Duff & Phelps and comparable unrated securities (commonly known as "junk bonds") to the extent described above. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories. However, since yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes and short-term corporate and industry developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates, the market's perception of their credit quality, and the outlook for economic growth). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. During certain periods, the higher yields on a Fund's lower rated high yielding fixed income securities are paid primarily because of the increased risk of loss of principal and income, arising from such factors as the heightened possibility of default or bankruptcy of the issuers of such securities. Due to the fixed income payments of these securities, a Fund may continue to earn the same level of interest income while its net asset value declines due to portfolio losses, which could result in an increase in the Fund's yield despite the actual loss of principal. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities, and judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities. Changes in the value of securities subsequent to their acquisition will not affect cash income or yield to maturity to a Fund but will be reflected in the net asset value of shares of the Fund.


         Foreign Securities: Each Fund may invest in dollar denominated and non-dollar denominated foreign securities. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, securities settlement practices, governmental administration or economic or monetary policy (in the United States or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between various currencies. Special considerations may also include more limited information about foreign issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the United States. Investments in foreign countries could be affected by other factors including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods. Each Fund may hold foreign currency received in connection with investments in foreign securities when, in the judgment of the Adviser, it would be beneficial to convert such currency into U.S.

dollars at a later date, based on anticipated changes in the relevant exchange rate. Each Fund may also hold foreign currency in anticipation of purchasing foreign securities.

         American Depositary Receipts: Each Fund may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. Because ADRs trade on U.S. securities exchanges, the Adviser does not treat them as foreign securities. However, they are subject to many of the risks of foreign securities described above such as changes in exchange rates and more limited information about foreign issuers.

         Emerging Market Securities: Each Fund may invest in emerging markets. In addition to the general risks of investing in foreign securities, investments in emerging markets involve special risks. Securities of many issuers in emerging markets may be less liquid and more volatile than securities of comparable domestic issuers. These securities may be considered speculative and, while generally offering higher income and the potential for capital appreciation, may present significantly greater risk. Emerging markets may have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Fund is uninvested and no return is earned thereon. The inability of a Fund to make intended securities purchases due to settlement problems could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Fund due to subsequent declines in value of the portfolio security, a decrease in the level of liquidity in the Fund's portfolio, or, if the Fund has entered into a contract to sell the security, possible liability to the purchaser. Certain markets may require payment for securities before delivery, and in such markets a Fund bears the risk that the securities will not be delivered and that the Fund's payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic movements in price.

         Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Fund.

         Portfolio Trading: Each Fund intends to manage its portfolio by buying and selling securities, as well as holding securities to maturity, to help attain its investment objective and policies.

         Each Fund will engage in portfolio trading if it believes a transaction, net of costs (including custodian charges), will help in attaining its investment objective. In trading portfolio securities, a Fund seeks to take advantage of market developments, yield disparities and variations in the creditworthiness of issuers. For a description of the strategies which may be used by the Funds in trading portfolio securities, see "Portfolio Transactions and Brokerage Commissions" in the SAI. Because each Fund is expected to have a portfolio turnover rate of up to 200% during its current fiscal year, transaction costs incurred by each Fund and the realized capital gains and losses of each Fund may be greater than that of a fund with a lower portfolio turnover rate.

         The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain, and maintain the availability of, execution at the most favorable prices and in the most effective manner possible. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD") and such other policies as the Trustees of the Trust may determine, the Adviser may consider sales of shares of other investment company clients of MFD, the distributor of shares of the Trust and of the MFS Family of Funds (the "MFS Funds"), as a factor in the selection of broker-dealers to execute each Fund's portfolio transactions. From time to time the Adviser may direct certain portfolio transactions to broker-dealer firms which, in turn, have agreed to pay a portion of a Fund's operating expenses (e.g., fees charged by the custodian of the Fund's assets).

--------------------------------------------------------------------------------

         The SAI includes a discussion of other investment policies and a listing of specific investment restrictions which govern the investment policies of each Fund. The specific investment restrictions listed in the SAI may be changed without shareholder approval unless indicated otherwise (see the SAI). Except with respect to a Fund's policy on borrowing and investing in illiquid securities, a Fund's investment limitations, policies and rating standards are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.

7.       MANAGEMENT OF THE FUNDS


Investment Adviser -- The Adviser manages each Fund pursuant to separate Investment Advisory Agreements, dated January 2, 1996 with respect to the Core Growth Fund and the Special Opportunities Fund, January 2, 1997 with respect to the Convertible Securities Fund, the Blue Chip Fund and the Science and Technology Fund, and March 16, 1998 with respect to the Real Estate Fund. Under the Advisory Agreements, the Adviser provides each Fund with overall investment advisory services. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for each Fund. For its services, the Adviser is entitled to receive a management fee, computed and paid monthly, in an amount listed below per annum of the average daily net assets of such Fund:

  Core           Special        Convertible      Blue     Science and     Real
 Growth       Opportunities      Securities      Chip      Technology    Estate
  Fund            Fund              Fund         Fund         Fund        Fund

 0.75%            0.75%             0.65%        0.65%        0.75%       1.00%


For the period from the commencement of investment operations, to the fiscal year end of August 31, 1997, the Adviser has waived its right to receive management fees from each Fund. The Adviser is currently waiving its right to receive management fees from each Fund.

The identity and background of the portfolio manager(s) for each Fund is set forth below. Each portfolio manager has acted in that capacity since the commencement of investment operations of each Fund.

                                                 Portfolio Manager(s)

Core Growth Fund                         Stephen  Pesek,  a Vice  President of
                                         the Adviser,  has been  employed as a
                                         portfolio   manager  by  the  Adviser
                                         since  1994.   Prior  to  1994,   Mr.
                                         Pesek  worked  at  Fidelity  Research
                                         Corporation  as an  analyst.  John D.
                                         Laupheimer,   Jr.,   a  Senior   Vice
                                         President  of the  Adviser,  has been
                                         employed  as a  portfolio  manager by
                                         the Adviser since 1981.



Special Opportunities Fund               Robert  J.  Manning,  a  Senior  Vice
                                         President  of the  Adviser,  has been
                                         employed  as a  portfolio  manager by
                                         the  Adviser  since  1984.   John  F.
                                         Brennan,    Jr.,   a   Senior    Vice
                                         President  of the  Adviser,  has been
                                         employed  as a  portfolio  manager by
                                         the Adviser since 1985.

Convertible Securities Fund              Judith N. Lamb,  a Vice  President of
                                         the Adviser,  has been  employed as a
                                         portfolio   manager  by  the  Adviser
                                         since 1992.

Blue Chip Fund                           Mitchell D. Dynan,  a Vice  President
                                         of the Adviser,  has been employed as
                                         a  portfolio  manager by the  Adviser
                                         since 1986.

                                                 Portfolio Manager(s)


Science and Technology Fund              S.  Irfan Ali,  a Vice  President  of
                                         the Adviser,  has been  employed as a
                                         portfolio   manager  by  the  Adviser
                                         since  1993.  Prior to 1993,  Mr. Ali
                                         was  employed by CS First Boston as a
                                         financial analyst.

Real Estate Fund                         Constantinos   G.   Mokas,   a   Vice
                                         President  of the  Adviser,  has been
                                         employed  as a  portfolio  manager by
                                         the Adviser since 1990.



MFS also serves as investment adviser to each of the other MFS Funds and to MFS(R) Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust, MFS Special Value Trust, MFS Institutional Trust, MFS Variable Insurance Trust, MFS/Sun Life Series Trust and seven variable accounts, each of which is a registered investment company established by Sun Life Assurance Company of Canada (U.S.), a subsidiary of Sun Life Assurance Company of Canada ("Sun Life"), in connection with the sale of various fixed/variable annuity contracts. MFS and its wholly owned subsidiary, MFS Institutional Advisors, Inc., provide investment advice to substantial private clients.

MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the U.S., Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $72.0 billion on behalf of approximately 2.8 million investor accounts as of January 31, 1998. As of such date, the MFS organization managed approximately $20.8 billion of assets invested in fixed income funds and fixed income portfolios, approximately $47.2 billion of assets invested in foreign securities, and approximately $7.2 billion of assets invested in equity securities. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Holdings, Inc., which in turn is an indirect wholly owned subsidiary of Sun Life. The Directors of MFS are John W. Ballen, Jeffrey L. Shames, Arnold D. Scott, Donald A. Stewart and John
D. McNeil. Mr. Ballen is an Executive Vice President of MFS, Mr. Shames is the Chairman, President and Chief Executive Officer of MFS and Mr. Scott is the Secretary and a Senior Executive Vice President of MFS. Messrs. McNeil and Stewart are the Chairman and President of Sun Life, respectively. Sun Life, a mutual life insurance company, is one of the largest international life insurance companies and has been operating in the U.S. since 1895, establishing a headquarters office here in 1973. The executive officers of MFS report to the Chairman of Sun Life.

Jeffrey L. Shames, the President, Chief Executive Officer, Chairman and a Director of MFS, is also a Trustee of the Trust. W. Thomas London, Stephen E. Cavan, James O. Yost, Mark E. Bradley, Ellen M. Moynihan and James R. Bordewick, Jr., all of whom are officers of MFS, are officers of the Trust.


In certain instances there may be securities which are suitable for a Fund's portfolio as well as for portfolios of other clients of MFS. Some simultaneous transactions are inevitable when several clients receive investment advice from MFS, particularly when the same security is suitable for more than one client. While in some cases this arrangement could have a detrimental effect on the price or availability of the security as far as a Fund is concerned, in other cases, however, it may produce increased investment opportunities for the Funds.

Administrator - MFS provides the Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under this Agreement, the Fund pays MFS an administrative fee of up to 0.015% per annum of the Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services.

Distributor - MFD, a wholly owned subsidiary of MFS, is the distributor of shares of each Fund and also serves as distributor of each of the other MFS Funds.

Shareholder Servicing Agent -- MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each Fund.

8.       INFORMATION CONCERNING SHARES OF THE FUNDS

PURCHASES

Class A, Class B and Class C shares of each Fund may be purchased at the public offering price through any dealer. Dealers may also charge their customers fees relating to investments in each Fund. As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFD.

This Prospectus offers Class A, Class B and Class C shares which bear sales charges and distribution fees in different forms and amounts, as described below (currently, only Class A shares are available for sale):

CLASS A SHARES: Class A shares are generally offered at net asset value plus an initial sales charge, but in certain cases are offered at net asset value without an initial sales charge but subject to a CDSC.

         Purchases Subject to Initial Sales Charge.


         Class A shares of each Fund except for the Real Estate Fund are offered at net asset value plus an initial sales charge as follows:


                        SALES CHARGE* AS PERCENTAGE OF:
                                                          Dealer Allowance
                                   Offering    Net Amount    as a Percentage of
         Amount of Purchase         Price      Invested      Offering Price

Less than $100,000                  4.75%        4.99%          4.00%
$100,000 but less than $250,000     4.00         4.17           3.20
$250,000 but less than $500,000     2.95         3.04           2.25
$500,000 but less than $1,000,000   2.20         2.25           1.70
$1,000,000 or more                  None**       None**      See Below**

* Because of rounding in the calculation of offering price, actual sales charges may be more or less than those calculated using the percentages above.

**   A CDSC will apply to such purchases, as discussed below.

         Class A shares of the Real Estate Fund are offered at net asset value plus an initial sales charge as follows:

                        SALES CHARGE* AS PERCENTAGE OF:
                                                          Dealer Allowance
                                   Offering    Net Amount    as a Percentage of
         Amount of Purchase         Price      Invested      Offering Price

Less than $50,000                   5.75%        6.10%          5.00%
$50,000 but less than $100,000      4.75         4.99           4.00
$100,000 but less than $250,000     4.00         4.17           3.20
$250,000 but less than $500,000     2.95         3.04           2.25
$500,000 but less than $1,000,000   2.20         2.25           1.70
$1,000,000 or more                  None**       None**      See Below**

* Because of rounding in the calculation of offering price, actual sales charges may be more or less than those calculated using the percentages above.
**   A CDSC will apply to such purchases, as discussed below.


MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price, as shown in the above table. In the case of the maximum sales charge, the dealer retains 4% (or 5% for the Real Estate Fund) and MFD retains approximately 3/4 of 1% of the public offering price. The sales charge may vary depending on the number of shares of each Fund as well as certain other MFS Funds owned or being purchased, the existence of an agreement to purchase additional shares during a 13-month period (or 36-month period for purchases of $1 million or more) or other special purchase programs. A description of the Right of Accumulation, Letter of Intent and Group Purchase privileges by which the sales charge may be reduced is set forth in the SAI.

         Purchases Subject to a CDSC (but not an initial sales charge). In the following five circumstances, Class A shares of each Fund are also offered at net asset value without an initial sales charge but subject to a CDSC, equal to 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares, in the event of a share redemption within 12 months following the purchase:

         (i)      on investments of $1 million or more in Class A shares;

         (ii) on investments in Class A shares by certain retirement plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), if: (a) the plan had established an account with the Shareholder Servicing Agent prior to July 1, 1996 and (b) the sponsoring organization demonstrates to the satisfaction of MFD that either (i) the employer has at least 25 employees or (ii) the aggregate purchases by the retirement plan of Class A shares of the Funds in the MFS Funds will be in an aggregate amount of at least $250,000 within a reasonable period of time, as determined by MFD in its sole discretion;

         (iii) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the retirement plan and/or sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or any similar recordkeeping system made available by the Shareholder Servicing Agent (the "MFS Participant Recordkeeping System"); (b) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996; and (c) the aggregate purchases by the retirement plan of Class A shares of the MFS Funds will be in an aggregate amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion;

         (iv) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1996 and (b) the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds; the retirement plan will qualify under this category only if the plan or its sponsoring organization informs the Shareholder Servicing Agent prior to the purchases that the plan has a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds; the Shareholder Servicing Agent has no obligation independently to determine whether such a plan qualifies under this category; and

         (v) on investments in Class A shares by certain retirement plans subject to ERISA, if: (a) the plan establishes an account with the Shareholder Servicing Agent on or after July 1, 1997; (b) such plan's records are maintained on a pooled basis by the Shareholder Servicing Agent; and (c) the sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase, the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.

         In the case of such purchases, MFD will pay commissions to dealers on new investments in Class A shares made through such dealers, as follows:

         Commission Paid by MFD to Dealers     Cumulative Purchase Amount

                   1.00%.................  On the first $2,000,000, plus
                   0.80%.................  Over $2,000,000 to $3,000,000, plus
                   0.50%.................  Over $3,000,000 to $50,000,000, plus
                   0.25%.................  Over $50,000,000


         For purposes of determining the level of commissions to be paid to dealers with respect to a shareholder's new investment in Class A shares, purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchase).


See "Redemptions and Repurchases - Contingent Deferred Sales Charge" below for further discussion of the CDSC.

         Waivers of Initial Sales Charge and CDSC. In certain circumstances, the initial sales charge imposed upon purchases of Class A shares and the CDSC imposed upon redemptions of Class A shares are waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class A shares is waived with respect to shares held by certain retirement plans qualified under Section 401(a) or 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), and subject to ERISA, where:

         (i) the retirement plan and/or sponsoring organization does not subscribe to the MFS Participant Recordkeeping System; and

         (ii) the retirement plan and/or sponsoring organization demonstrates to the satisfaction of, and certifies to, the Shareholder Servicing Agent that the retirement plan has, at the time of certification, or will have pursuant to a purchase order placed with the certification, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds and aggregate assets of at least $10 million;

provided,  however,  that the CDSC will not be waived (i.e., it will be imposed)
(a) with respect to plans which establish an account with the Shareholder Servicing Agent on or after November 1, 1997, in the event that the plan makes a complete redemption of all of its shares in the MFS Funds, or (b) with respect to plans which established an account with the Shareholder Servicing Agent prior to November 1, 1997, in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with any other entity.

CLASS B SHARES: Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC as follows:

                                                      CONTINGENT
YEAR OF REDEMPTION AFTER                            DEFERRED SALES
         PURCHASE                                      CHARGE

         First.................................           4%
         Second................................           4%
         Third.................................           3%
         Fourth................................           3%
         Fifth.................................           2%
         Sixth.................................           1%
         Seventh and following.................           0%

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividends or capital gain distributions. See "Redemptions and Repurchases - Contingent Deferred Sales Charge" below for further discussion of the CDSC.

Except as described below, MFD will pay commissions to dealers of 3.75% of the purchase price of Class B shares purchased through dealers. MFD will also advance to dealers the first year service fee payable under each Fund's Distribution Plan (see "Distribution Plan" below) at a rate equal to 0.25% of the purchase price of such shares. Therefore, the total amount paid to a dealer upon the sale of Class B shares is 4% of the purchase price of the shares (commission rate of 3.75% plus a service fee equal to 0.25% of the purchase price).

Class B shares purchased by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established its account with the Shareholder Servicing Agent on or after July 1, 1996, will be subject to the CDSC described above, only under limited circumstances, as explained below under "Waivers of CDSC." With respect to such purchases, MFD pays an amount to dealers equal to 3.00% of the amount purchased through such dealers (rather than the 4.00% payment described above), which is comprised of a commission of 2.75% plus the advancement of the first year service fee equal to 0.25% of the purchase price payable under each Fund's Distribution Plan. As discussed above, such retirement plans are eligible to purchase Class A shares of the Fund at net asset value without an initial sales charge but subject to a 1% CDSC if the plan has, at the time of purchase, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds. In this event, the plan or its sponsoring organization should inform the Shareholder Servicing Agent that the plan is eligible to purchase Class A shares under this category; the Shareholder Servicing Agent has no obligation independently to determine whether such a plan qualifies under this category for the purchase of Class A shares.

         Waivers of CDSC. In certain circumstances, the CDSC imposed upon redemption of Class B shares is waived. These circumstances are described in Appendix A to this Prospectus. In addition to these circumstances, the CDSC imposed upon the redemption of Class B shares is waived with respect to shares held by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System and which has established an account with the Shareholder Servicing Agent on or after July 1, 1996; provided, however, that the CDSC will not be waived (i.e., it will be imposed) in the event that there is a change in law or regulations which results in a material adverse change to the tax advantaged nature of the plan, or in the event that the plan and/or sponsoring organization: (i) becomes insolvent or bankrupt; (ii) is terminated under ERISA or is liquidated or dissolved; or (iii) is acquired by, merged into, or consolidated with any other entity.

         Conversion of Class B Shares. Class B shares of each Fund that remain outstanding for approximately eight years will convert to Class A shares of the same Fund. Shares purchased through the reinvestment of distributions paid in respect of Class B shares will be treated as Class B shares for purposes of the payment of the distribution and service fees under each Fund's Distribution Plan. See "Distribution Plan" below. However, for purposes of conversion to Class A shares, all shares in a shareholder's account that were purchased through the reinvestment of dividends and distributions paid in respect of Class B shares (and which have not converted to Class A shares as provided in the following sentence) will be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A shares, a portion of the Class B shares then in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares not acquired through reinvestment of dividends and distributions that are converting to Class A shares bear to the shareholder's total Class B shares not acquired through reinvestment. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversion will not constitute a taxable event for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

CLASS C SHARES: Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year. Class C shares do not convert to any other class of shares. The maximum investment in Class C shares is up to $1,000,000 per transaction.

The CDSC imposed is assessed against the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. No CDSC is assessed against shares acquired through the automatic reinvestment of dividend or capital gain distributions. See "Redemptions and Repurchases - Contingent Deferred Sales Charge" below for further discussion of the CDSC.

MFD will pay dealers 1.00% of the purchase price of Class C shares purchased through dealers and, as compensation therefor, MFD will retain the 1.00% per annum distribution and service fee paid under each Fund's Distribution Plan to MFD for the first year after purchase (see "Distribution Plan" below).

Class C shares are not currently available for purchase by any retirement plan qualified under Sections 401(a) or 403(b) of the Code, if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar recordkeeping program made available by the Shareholder Servicing Agent.

         Waivers of CDSC: In certain circumstances, the CDSC imposed upon redemption of Class C shares is waived. These circumstances are described in Appendix A to this Prospectus.

GENERAL: The following information applies to purchases of all classes of each Fund's shares.

         Minimum Investment. Except as described below, the minimum initial investment is $1,000 per account and the minimum additional investment is $50 per account. Accounts being established for monthly automatic investments and under payroll savings programs and tax-deferred retirement programs (other than Individual Retirement Accounts ("IRAs")) involving the submission of investments by means of group remittal statements are subject to a $50 minimum on initial and additional investments per account. The minimum initial investment for IRAs is $250 per account and the minimum additional investment is $50 per account. Accounts being established for participation in the Automatic Exchange Plan are subject to a $50 minimum on initial and additional investments per account. There are also other limited exceptions to these minimums for certain tax-deferred retirement programs. Any minimums may be changed at any time at the discretion of MFD. Each Fund reserves the right to cease offering its shares at any time.

         Subsequent Investment by Telephone. Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4.00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

         Right to Reject Purchase Orders/Market Timing. Purchases and exchanges should be made for investment purposes only. Each Fund and MFD each reserves the right to restrict or to reject any specific purchase or exchange request. In the event that a Fund or MFD rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed.

The Funds are not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Funds define a "market timer" as an individual, or organization acting on behalf of one or more individuals, if (i) the individual or organization makes three or more exchange requests out of a Fund per calendar year and (ii) any one of such exchange requests represents shares equal in value to 1/2 of 1% or more of a Fund's net assets at the time of the request. Accounts under common ownership or control, including accounts administered by market timers, will be aggregated for purposes of this definition.

As noted above, the Funds and MFD each reserves the right to reject or restrict any specific purchase and exchange request and, in addition, may impose specific limitations with respect to market timers, including delaying for up to seven days the purchase side of an exchange request by market timers or specifically rejecting or otherwise restricting purchase and exchange requests by market timers. In the event that any individual or entity is determined either by a Fund or MFD, in its sole discretion, to be a market timer with respect to any calendar year, the Fund and/or MFD will reject all exchange requests into the Fund during the remainder of that calendar year. Other funds in the MFS Funds may have different and/or more restrictive policies with respect to market timers than the Funds. These policies are disclosed in the prospectuses of these other MFS Funds.

         Dealer Concessions. Dealers may receive different compensation with respect to sales of Class A, Class B and Class C shares. In addition, from time to time, MFD may pay dealers 100% of the applicable sales charge on sales of Class A shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, MFD or its affiliates may, from time to time, pay dealers an additional commission equal to 0.50% of the net asset value of all of the Class B and/or Class C shares of certain specified MFS Funds sold by such dealer during a specified sales period. In addition, from time to time, MFD, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers which sell or arrange for the sale of shares of a Fund. Such concessions provided by MFD may include financial assistance to dealers in connection with preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more MFS Funds, and/or other dealer-sponsored events. From time to time, MFD may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD.

         Special Investment Programs. For shareholders who elect to participate in certain investment programs (e.g., the Automatic Investment Plan) or other shareholder services, MFD or its affiliates may either (i) give a gift of nominal value, such as a hand-held calculator, or (ii) make a nominal charitable contribution on their behalf.

         Restrictions on Activities of National Banks. The Glass-Steagall Act prohibits national banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of the prohibition has not been clearly defined, MFD believes that such Act should not preclude banks from entering into agency agreements with MFD. If, however, a bank were prohibited from so acting, the Trustees would consider what actions, if any, would be necessary to continue to provide efficient and effective shareholder services in respect of shareholders who invested in a Fund through a national bank. It is not expected that shareholders would suffer any adverse financial consequence as a result of these occurrences. In addition, state securities laws on this issue may differ from the interpretation of federal law expressed herein and banks and financial institutions may be required to register as broker-dealers pursuant to state law.

EXCHANGES

Subject to the requirements set forth below, some or all of the shares in an account with a Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds at net asset value (if available for sale). Shares of one class may not be exchanged for shares of any other class.

EXCHANGES AMONG MFS FUNDS (excluding exchanges from MFS money market funds): No initial sales charge or CDSC will be imposed in connection with an exchange from shares of an MFS Fund to shares of any other MFS Fund, except with respect to exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund (discussed below). With respect to an exchange involving shares subject to a CDSC, the CDSC will be unaffected by the exchange and the holding period for purposes of calculating the CDSC will carry over to the acquired shares.

EXCHANGES FROM AN MFS MONEY MARKET FUND: Special rules apply with respect to the imposition of an initial sales charge or a CDSC for exchanges from an MFS money market fund to another MFS Fund which is not an MFS money market fund. These rules are described under the caption "Exchanges" in the Prospectuses of those MFS money market funds.

EXCHANGES INVOLVING THE MFS FIXED FUND: Class A shares of any MFS Fund held by certain qualified retirement plans may be exchanged for units of participation of the MFS Fixed Fund (a bank collective investment fund) (the "Units"), and Units may be exchanged for Class A shares of any MFS Fund. With respect to exchanges between Class A shares subject to a CDSC and Units, the CDSC will carry over to the acquired shares or Units and will be deducted from the redemption proceeds when such shares or Units are subsequently redeemed, assuming the CDSC is then payable (the period during which the Class A shares and the Units were held will be aggregated for purposes of calculating the applicable CDSC). In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to an initial sales charge of an MFS Fund, the initial sales charge shall be due upon such exchange, but will not be imposed with respect to any subsequent exchanges between such Class A shares and Units with respect to shares on which the initial sales charge has already been paid. In the event that a shareholder initially purchases Units and then exchanges into Class A shares subject to a CDSC of an MFS Fund, the CDSC period will commence upon such exchange, and the applicability of the CDSC with respect to subsequent exchanges shall be governed by the rules set forth above in this paragraph.

GENERAL: A shareholder should read the prospectus of the other MFS Funds and consider the differences in objectives, policies and restrictions before making any exchange. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record) and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to the MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. If an Exchange Request is received by the Shareholder Servicing Agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the exchange will occur on that day if all the requirements set forth above have been complied with at that time and subject to the Fund's right to reject purchase orders. No more than five exchanges may be made in any one Exchange Request by telephone. Additional information concerning this exchange privilege and prospectuses for any of the other MFS Funds may be obtained from dealers or the Shareholder Servicing Agent. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares exchanged and, therefore, an exchange could result in a gain or loss to the shareholder making the exchange. Exchanges by telephone are automatically available to most non-retirement plan accounts and certain retirement plan accounts. For further information regarding exchanges by telephone, see "Redemptions by Telephone." The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations, including certain restrictions on purchases by market timers.

REDEMPTIONS AND REPURCHASES

A shareholder may withdraw all or any portion of the value of his account on any date on which a Fund is open for business by redeeming shares at their net asset value (a redemption) or by selling such shares to a Fund through a dealer (a repurchase). Certain redemptions and repurchases are, however, subject to a CDSC. See "Contingent Deferred Sales Charge" below. Because the net asset value of shares of the account fluctuates, redemptions or repurchases, which are taxable transactions, are likely to result in gains or losses to the shareholder. When a shareholder withdraws an amount from his account, the shareholder is deemed to have tendered for redemption a sufficient number of full and fractional shares in his account to cover the amount withdrawn. The proceeds of a redemption or repurchase will normally be available within seven days, except for shares purchased or received in exchange for shares purchased by check (including certified checks or cashier's checks). Payment of redemption proceeds may be delayed for up to 15 days from the purchase date in an effort to assure that such check has cleared.

                                        -32

REDEMPTION BY MAIL: Each shareholder may redeem all or any portion of the shares in his account by mailing or delivering to the Shareholder Servicing Agent (see back cover for address) a stock power with a written request for redemption or letter of instruction, together with his share certificates (if any were issued), all in "good order" for transfer. "Good order" generally means that the stock power, written request for redemption, letter of instruction or certificate must be endorsed by the record owner(s) exactly as the shares are registered and the signature(s) must be guaranteed in the manner set forth below under the caption "Signature Guarantee." In addition, in some cases "good order" will require the furnishing of additional documents. The Shareholder Servicing Agent may make certain de minimis exceptions to the above requirements for redemption. Within seven days after receipt of a redemption request in "good order" by the Shareholder Servicing Agent, each Fund will make payment in cash of the net asset value of the shares next determined after such redemption request was received, reduced by the amount of any applicable CDSC described above and the amount of any income tax required to be withheld, except during any period in which the right of redemption is suspended or date of payment is postponed because the Exchange is closed or trading on such Exchange is restricted or to the extent otherwise permitted by the 1940 Act if an emergency exists. See "Tax Status" below.

REDEMPTION BY TELEPHONE: Each shareholder may redeem an amount from his account by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. Shareholders wishing to avail themselves of this telephone redemption privilege must so elect on their Account Application, designate thereon a bank and account number to receive the proceeds of such redemption, and sign the Account Application Form with the signature(s) guaranteed in the manner set forth below under the caption "Signature Guarantee." The proceeds of such a redemption, reduced by the amount of any applicable CDSC and the amount of any income tax required to be withheld, are mailed by check to the designated account, without charge, if the redemption proceeds do not exceed $1,000, and are wired in federal funds to the designated account if the redemption proceeds exceed $1,000. If a telephone redemption request is received by the Shareholder Servicing Agent by the close of regular trading on the Exchange on any business day, shares will be redeemed at the closing net asset value of the Fund on that day. Subject to the conditions described in this section, proceeds of a redemption are normally mailed or wired on the next business day following the date of receipt of the order for redemption. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing Agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

REPURCHASE THROUGH A DEALER: If a shareholder desires to sell his shares through his dealer (a repurchase), the shareholder can place a repurchase order with his dealer, who may charge the shareholder a fee. If the dealer receives the shareholder's order prior to the close of regular trading on the Exchange and communicates it to MFD before the close of business on the same day, the shareholder will receive the net asset value calculated on that day, reduced by the amount of any applicable CDSC and the amount of any income tax required to be withheld.

CONTINGENT DEFERRED SALES CHARGE: Investments in Class A, Class B and Class C shares ("Direct Purchases") will be subject to a CDSC for a period of: (i) with respect to Class A and Class C shares, 12 months (however, the CDSC on Class A shares is only imposed with respect to purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares); or (ii) with respect to Class B shares, six years. Purchases of Class A shares made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of the month and each subsequent month. Class C and Class B shares purchased on or after January 1, 1993 will be aggregated on a calendar month basis -- all transactions made during a calendar month, regardless of when during the month they have occurred, will age one year at the close of business on the last day of such month in the following calendar year and each subsequent year. For Class B shares of each Fund purchased prior to January 1, 1993, transactions will be aggregated on a calendar year basis -- all transactions made during a calendar year, regardless of when during the year they have occurred, will age one year at the close of business on December 31 of that year and each subsequent year.

At the time of a redemption, the amount by which the value of a shareholder's account for a particular class of shares represented by Direct Purchases exceeds the sum of the six calendar year aggregations (12 months in the case of purchases of Class C shares and of purchases of $1 million or more of Class A shares or purchases by certain retirement plans of Class A shares) of Direct Purchases may be redeemed without charge ("Free Amount"). Moreover, no CDSC is ever assessed on additional shares acquired through the automatic reinvestment of dividends or capital gain distributions ("Reinvested Shares"). Therefore, at the time of redemption of a particular class, (i) any Free Amount is not subject to the CDSC and (ii) the amount of the redemption equal to the then-current value of Reinvested Shares is not subject to the CDSC, but (iii) any amount of the redemption in excess of the aggregate of the then-current value of Reinvested Shares and the Free Amount is subject to a CDSC. The CDSC will first be applied against the amount of Direct Purchases which will result in any such charge being imposed at the lowest possible rate. The CDSC to be imposed upon redemptions of shares will be calculated as set forth in "Purchases" above.

The applicability of a CDSC will be unaffected by exchanges or transfers of registration, except as described in Appendix A hereto.

GENERAL: The following information applies to redemptions and repurchases of all classes of each Fund's shares.

         Signature Guarantee. In order to protect shareholders against fraud, each Fund requires, in certain instances as indicated above, that the shareholder's signature be guaranteed. In these cases, the shareholder's signature must be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association. Signature guarantees shall be accepted in accordance with policies established by the Shareholder Servicing Agent.

         Reinstatement Privilege. Shareholders of a Fund who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of such Fund are available for sale) at net asset value (with a credit for any CDSC paid) within 90 days of the redemption pursuant to the Reinstatement Privilege. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or within 12 months of the initial purchase for Class C shares and certain Class A share purchases, a CDSC will be imposed upon redemption. Such purchases under the Reinstatement Privilege are subject to all limitations in the SAI regarding this privilege.

         In-Kind Distributions. The Trust agrees to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Each Fund has reserved the right to pay other redemptions, either totally or partially, by a distribution in-kind of securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or transaction charges when converting the securities to cash.

         Involuntary Redemptions/Small Accounts. Due to the relatively high cost of maintaining small accounts, each Fund reserves the right to redeem shares in any account for their then-current value if at any time the total investment in such account drops below $500 because of redemptions or exchanges, except in the case of accounts being established for monthly automatic investments and certain payroll savings programs, Automatic Exchange Plan accounts and tax-deferred retirement plans, for which there is a lower minimum investment requirement. See "Purchases - General - Minimum Investment." Shareholders will be notified that the value of their account is less than the minimum investment requirement and allowed 60 days to make an additional investment before the redemption is processed.

DISTRIBUTION PLAN

The Trustees have adopted a Distribution Plan for Class A, Class B and Class C shares pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Distribution Plan"), after having concluded that there is a reasonable likelihood that the Plan would benefit each Fund and its shareholders.

In certain circumstances, the fees described below may not be imposed or are being waived. These circumstances, if any, are described below under the heading "Current Level of Distribution and Service Fees."

FEATURES COMMON TO EACH CLASS OF SHARES: There are features of the Distribution Plan that are common to each Class of shares, as described below.

         Service Fees. The Distribution Plan provides that a Fund may pay MFD a service fee of up to 0.25% of the average daily net assets attributable to the class of shares to which the Distribution Plan relates (i.e., Class A, Class B or Class C shares, as appropriate) (the "Designated Class") annually in order that MFD may pay expenses on behalf of the Fund relating to the servicing of shares of the Designated Class. The service fee is used by MFD to compensate dealers which enter into a sales agreement with MFD in consideration for all personal services and/or account maintenance services rendered by the dealer with respect to shares of the Designated Class owned by investors for whom such dealer is the dealer or holder of record. MFD may from time to time reduce the amount of the service fees paid for shares sold prior to a certain date. Service fees may be reduced for a dealer that is the holder or dealer of record for an investor who owns shares of a Fund having an aggregate net asset value at or above a certain dollar level. Dealers may from time to time be required to meet certain criteria in order to receive service fees. MFD or its affiliates are entitled to retain all service fees payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates to shareholder accounts.

         Distribution Fees. The Distribution Plan provides that a Fund may pay MFD a distribution fee in addition to the service fee described above based on the average daily net assets attributable to the Designated Class as partial consideration for distribution services performed and expenses incurred in the performance of MFD's obligations under its distribution agreement with the Fund. See "Management of the Funds - Distributor" in the SAI. The amount of the distribution fee paid by a Fund with respect to each class differs under the Distribution Plan, as does the use by MFD of such distribution fees. Such amounts and uses are described below in the discussion of the provisions of the Distribution Plan relating to each Class of shares. While the amount of compensation received by MFD in the form of distribution fees during any year may be more or less than the expenses incurred by MFD under its distribution agreement with the Fund, the Fund is not liable to MFD for any losses MFD may incur in performing services under its distribution agreement with the Fund.

         Other Common Features. Fees payable under each Distribution Plan are charged to, and therefore reduce, income allocated to shares of the Designated Class. The provisions of the Distribution Plan are severable with respect to each class of shares offered by the Fund.

FEATURES UNIQUE TO CLASS OF SHARES: There are certain features of the Distribution Plan that are unique to each class of shares, as described below.

         Class A Shares. Class A shares are generally offered pursuant to an initial sales charge, a substantial portion of which is paid to or retained by the dealer making the sale (the remainder of which is paid to MFD). See "Purchases - Class A Shares" above. In addition to the initial sales charge, the dealer also generally receives the ongoing 0.25% per annum service fee, as discussed above.


         The distribution fee paid to MFD under the Distribution Plan is equal, on an annual basis, to 0.25% of each the Core Growth Fund's, the Special Opportunities Fund's, the Convertible Securities Fund's, the Blue Chip Fund's and the Science and Technology Fund's average daily net assets attributable to Class A shares of each such Fund, and 0.10% of the average daily net assets attributable Class A shares of the Real Estate Fund. As noted above, MFD may use the distribution fee to cover distribution-related expenses incurred by it under its distribution agreement with the Fund, including commissions to dealers and payments to wholesalers employed by MFD (e.g., MFD pays commissions to dealers with respect to purchases of $1 million or more and purchases by certain retirement plans of Class A shares which are sold at net asset value but which are subject to a 1% CDSC for one year after purchase). Distribution fee payments under the Distribution Plan may be used by MFD to pay securities dealers a distribution fee in an amount equal to 0.25% (0.10% for the Real Estate Fund) per annum of each Fund's average daily net assets attributable to Class A shares (other than Class A shares that have converted from Class B shares) owned by investors from whom that securities dealer is the holder or dealer of record. See "Purchases - Class A Shares" above. In addition, to the extent that the aggregate service and distribution fees paid under the Class A Distribution Plan do not exceed 0.50% (0.35% for the Real Estate Fund) per annum of the average daily net assets of a Fund attributable to Class A shares, the Fund is permitted to pay such distribution-related expenses or other distribution-related expenses.


         Class B Shares. Class B shares are offered at net asset value without an initial sales charge but subject to a CDSC. See "Purchases - Class B Shares" above. MFD will advance to dealers the first year service fee described above at a rate equal to 0.25% of the purchase price of such shares and, as compensation therefor, MFD may retain the service fee paid by a Fund with respect to such shares for the first year after purchase. Dealers will become eligible to receive the ongoing 0.25% per annum service fee with respect to such shares commencing in the thirteenth month following purchase.

         Under the Distribution Plan, a Fund pays MFD a distribution fee equal, on an annual basis, to 0.75% of the Fund's average daily net assets attributable to Class B shares. As noted above, this distribution fee may be used by MFD to cover its distribution-related expenses under its distribution agreement with the Fund (including the 3.75% commission it pays to dealers upon purchase of Class B shares, as described under "Purchases - Class B Shares" above).

         Class C Shares. Class C shares are offered at net asset value without an initial sales charge but subject to a CDSC of 1.00% upon redemption during the first year See "Purchases - Class C shares" above. MFD will pay a commission to dealers of 1.00% of the purchase price of Class C shares purchased through dealers at the time of purchase. In compensation for this 1.00% commission paid by MFD to dealers, MFD will retain the 1.00% per annum Class C distribution and service fees paid by the Fund with respect to such shares for the first year after purchase, and dealers will become eligible to receive from MFD the ongoing 1.00% per annum distribution and service fees paid by the Fund to MFD with respect to such shares commencing in the thirteenth month following purchase.

         This ongoing 1.00% fee is comprised of the 0.25% per annum service fee paid to MFD under the Distribution Plan (which MFD in turn pays to dealers), as discussed above, and a distribution fee paid to MFD (which MFD also in turn pays to dealers) under the Distribution Plan equal, on an annual basis, to 0.75% of a Fund's average daily net assets attributable to Class C shares.

CURRENT LEVEL OF DISTRIBUTION AND SERVICE FEES: Each Fund's Class A, Class B and Class C distribution and service fees for its current fiscal year are 0.00%, 1.00% and 1.00%, per annum, respectively. Distribution and service fees for Class A shares under the Distribution Plan are currently being waived on a voluntary basis and may be imposed at the discretion of MFD.

DISTRIBUTIONS

Each Fund intends to pay substantially all of its net investment income to its shareholders as dividends at least annually. In determining the net investment income available for distributions, each Fund may rely on projections of its anticipated net investment income over a longer term, rather than its actual net investment income for the period. If a Fund earns less than projected, or otherwise distributes more than its earnings for the year, a portion of the distributions may constitute a return of capital. Each Fund may make one or more distributions during the calendar year to its shareholders from any long-term capital gains and may also make one or more distributions during the calendar year to its shareholders from short-term capital gains. Shareholders may elect to receive dividends and capital gain distributions in either cash or additional shares of the same class with respect to which a distribution is made. See "Tax Status" and "Shareholder Services -- Distribution Options" below. Distributions paid by a Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares because expenses attributable to Class B and Class C shares will generally be higher.

TAX STATUS

Each Fund is treated as an entity separate from the other Funds and the other series of the Trust for federal income tax purposes. In order to minimize the taxes each Fund would otherwise be required to pay, each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Code. Because each Fund intends to distribute all of its net investment income and net realized capital gains to its shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Funds will be required to pay any federal income or excise taxes, although a Fund's foreign-source income may be subject to foreign withholding taxes.

Shareholders of a Fund normally will have to pay federal income taxes, and any state or local taxes, on the dividends and capital gain distributions they receive from the Fund, whether paid in cash or reinvested in additional shares. A portion of the dividends received from a Fund (but none of the Funds' capital gains distributions) may qualify for the dividends-received deduction for corporations. Shortly after the end of each year, each shareholder of a Fund will be sent a statement setting forth the federal income tax status of all dividends and distributions for that year, including the portion taxable as ordinary income, the portion taxable as long-term capital gain (as well as the rate category or categories under which such gain is taxable), the portion, if any, representing a return of capital (which is generally free of current taxes but results in a basis reduction) and the amount, if any, of federal income tax withheld.

Fund distributions will reduce a Fund's net asset value per share. Shareholders who buy shares shortly before a Fund makes a distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Each Fund intends to withhold U.S. federal income tax at the rate of 30% (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments that are subject to such withholding and that are made to persons who are neither citizens nor residents of the U.S. Each Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Prospective investors should read the Funds' Account Application for additional information regarding backup withholding of federal income tax and should consult their own tax advisers as to the tax consequences to them of an investment in a Fund.

NET ASSET VALUE

The net asset value per share of each class of each Fund is determined each day during which the Exchange is open for trading. This determination is made once each day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding. Assets in a Fund's portfolio are valued on the basis of their market values or otherwise at their fair values, as described in the SAI. All investments and assets are expressed in U.S. dollars based upon current currency exchange rates. The net asset value per share of each class of shares is effective for orders received in "good order" by the dealer prior to its calculation and received by the dealer prior to the close of that business day.

EXPENSES


The Trust pays the compensation of the Trustees who are not officers of MFS and all expenses of the Funds (other than those assumed by MFS) including but not limited to: advisory and administrative services; governmental fees; interest charges; taxes; membership dues in the Investment Company Institute allocable to the Funds; fees and expenses of independent auditors, of legal counsel, and of any transfer agent, registrar or dividend disbursing agent of the Funds; expenses of repurchasing and redeeming shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, periodic reports, notices and proxy statements to shareholders and to governmental officers and commissions; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; insurance premiums; fees and expenses of State Street Bank and Trust Company, the Funds' custodian, for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of calculating the net asset value of shares of the Funds; and expenses of shareholder meetings. Expenses relating to the issuance, registration and qualification of shares of the Funds and the preparation, printing and mailing of prospectuses are borne by the Funds except that the Distribution Agreement with MFD requires MFD to pay for prospectuses that are to be used for sales purposes. Expenses of the Trust which are not attributable to a specific series are allocated between the series in a manner believed by management of the Trust to be fair and equitable.

         Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear the expenses (after taking into effect any compensating balance and offset arrangements) of the Funds such that each such Fund's "Other Expenses," which are defined to include all Fund expenses except for management fees, Rule 12b-1 fees, taxes, extraordinary expenses, brokerage and transaction costs and class specific expenses, do not exceed 1.50% for the Core Growth Fund, the Special Opportunities Fund, the Convertible Securities Fund, the Blue Chip Fund and the Science and Technology Fund and 1.65% for the Real Estate Fund, per annum, of its average daily net assets (the "Maximum Percentage"). The payments made by MFS on behalf of these Funds under this arrangement are subject to reimbursement by such Fund to MFS, which will be accomplished by the payment of an expense reimbursement fee by the Fund to MFS computed and paid monthly at a percentage of its average daily net assets for its then current fiscal year, with a limitation that immediately after such payment such Fund's "Other Expenses" will not exceed the Maximum Percentage. The obligation of MFS to bear each Fund's "Other Expenses" pursuant to this arrangement, and each Fund's obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the Fund equal the prior payment of such reimbursable expenses by MFS or August 31, 2006, for the Core Growth Fund, the Special Opportunities Fund, the Convertible Securities Fund, the Blue Chip Fund and the Science and Technology Fund and July 31, 2002, for the Real Estate Fund.


DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


Each Fund has three classes of shares which it offers to the general public, entitled Class A, Class B and Class C shares of Beneficial Interest (without par value). Each Fund also has a class of shares which it offers exclusively to certain institutional investors, entitled Class I shares. As of the date of this Prospectus, the Trust has fourteen series of shares. The Trust has reserved the right to create and issue additional classes and series of shares, in which case each class of shares of a series would participate equally in the earnings, dividends and assets attributable to that class of that particular series. Shareholders are entitled to one vote for each share held and shares of each series would be entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shares of all series would vote together in the election of Trustees and selection of accountants. Additionally, each class of shares of a series will vote separately on any material increases in the fees under the Distribution Plan or on any other matter that affects solely that class of shares, but will otherwise vote together with all other classes of shares of the series on all other matters. The Trust does not intend to hold annual shareholder meetings. The Trust's Declaration of Trust provides that a Trustee may be removed from office in certain instances (see "Description of Shares, Voting Rights and Liabilities" in the SAI).


Each share of a class of each Fund represents an equal proportionate interest in that Fund with each other class share, subject to the liabilities of the particular class. Shares have no pre-emptive or conversion rights (except as set forth in "Purchases -- Conversion of Class B shares" above). Shares are fully paid and non-assessable. Should a Fund be liquidated, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders. Shares will remain on deposit with the Shareholder Servicing Agent and certificates will not be issued except in connection with pledges and assignments and in certain other limited circumstances.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability would be limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


The following owned of record more than 25% of the outstanding shares of the following funds as of February 28, 1998:

         Name and Address               Fund                        Class     Percentage of the Fund

TRS MFS Defined Contribution Plan   Core Growth Fund                  I              56.87%
c/o Mark Leary
Mass Financial Services
500 Boylston St.
Boston, MA

TRS MFS Defined Contribution Plan   Special Opportunities Fund        I              46.61%
c/o Mark Leary
Mass Financial Services
500 Boylston St.
Boston, MA

MFS Fund Distributors, Inc.         Convertible Securities Fund       A              92.64%
C/o Mass Financial Services
Attn: Thomas B. Hastings
500 Boylston St.
Boston, MA

MFS Fund Distributors, Inc.         Blue Chip Fund                    A              56.53%
C/o Mass Financial Services
Attn: Thomas B. Hastings
500 Boylston St.
Boston, MA

TRS MFS Defined Contribution Plan   Blue Chip Fund                    I              35.04%
c/o Mark Leary
Mass Financial Services
500 Boylston St.
Boston, MA

TRS MFS Defined Contribution Plan   Science and Technology Fund       I              63.56%
c/o Mark Leary
Mass Financial Services
500 Boylston St.
Boston, MA


PERFORMANCE INFORMATION

From time to time, each Fund may provide yield, current distribution rate and total rate of return quotations for each class of shares and may also quote fund rankings in the relevant fund category from various sources, such as Lipper Analytical Services, Inc., and Wiesenberger Investment Companies Service. Yield quotations are based on the annualized net investment income per share allocated to each class of a Fund over a 30-day period stated as a percent of the maximum public offering price of that class on the last day of that period. Yield calculations for Class B and Class C shares assume no CDSC is paid. The current distribution rate for each class is generally based upon the total amount of dividends per share paid by a Fund to shareholders of that class during the past 12 months and is computed by dividing the amount of such dividends by the maximum public offering price of that class at the end of such period. Current distribution rate calculations for Class B and Class C shares assumes no CDSC is paid. The current distribution rate differs from the yield calculation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains, and return of invested capital, and is calculated over a different period of time. Total rate of return quotations will reflect the average annual percentage change over stated periods in the value of an investment in each class of shares of a Fund made at the maximum public offering price of the shares of that class with all distributions reinvested and which will give effect to the imposition of any applicable CDSC assessed upon redemptions of the Fund's Class B and Class C shares. Such total rate of return quotations may be accompanied by quotations which do not reflect the reduction in value of the initial investment due to the sales charge or the deduction of the CDSC, and which will thus be higher. Each Fund offers multiple classes of shares which were initially offered for sale to, and purchased by, the public on different dates (the class "inception date"). The calculation of total rate of return for a class of shares which has a later class inception date than another class of shares of a Fund is based both on (i) the performance of the Fund's newer class from its inception date and (ii) the performance of the Fund's oldest class from its inception date up to the class inception date of the newer class. See the SAI for further information on the calculation of total rate of return for share classes with different class inception dates.


All performance quotations are based on historical performance and are not intended to indicate future performance. Yield reflects only net portfolio income as of a stated period of time and current distribution rate reflects only the rate of distributions paid by a Fund over a stated period of time, while total rate of return reflects all components of investment return over a stated period of time. A Fund's quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. For a discussion of the manner in which a Fund will calculate its yield, current distribution rate and total rate of return, see the SAI. For further information about the Funds' performance for the fiscal year ended August 31, 1997, please see the Funds' annual report. A copy of the Funds' Annual Report may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number). In addition to information provided in shareholder reports, each Fund may, in its discretion, from time to time, make a list of all or a portion of its holdings available to investors upon request.

9.       SHAREHOLDER SERVICES

Shareholders with questions concerning the shareholder services described below or concerning other aspects of a Fund, should contact the Shareholder Servicing Agent (see back cover for address and phone number). A shareholder whose shares are held in the name of, or controlled by, a dealer might not receive many of the privileges and services from a Fund (such as Right of Accumulation, Letter of Intent and certain recordkeeping services) that a Fund ordinarily provides.

Account and Confirmation Statements -- Each shareholder will receive confirmation statements showing the transaction activity in his account. At the end of each calendar year, each shareholder will receive information regarding the tax status of reportable dividends and distributions for that year (see "Tax Status").

Distribution Options -- The following options are available to all accounts (except Systematic Withdrawal Plan accounts described below) and may be changed as often as desired by notifying the Shareholder Servicing Agent:

         -- Dividends and capital gain distributions reinvested in additional shares; this option will be assigned if no other option is specified;

         -- Dividends (including short-term capital gains) in cash; capital gain distributions reinvested in additional shares; or

         --   Dividends and capital gain distributions in cash.


Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same class of shares at the net asset value in effect at the close of business on the record date. Dividends and capital gain distributions in amounts less than $10 will automatically be reinvested in additional shares of such Fund. If a shareholder has elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, or the shareholder does not respond to mailings from the Shareholder Servicing Agent with regard to uncashed distribution checks, such shareholder's distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares. Any request to change a distribution option must be received by the Shareholder Servicing Agent by the record date for a dividend or distribution in order to be effective for that dividend or distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


Investment and Withdrawal Programs -- For the convenience of shareholders, each Fund makes available the following programs designed to enable shareholders to add to their investment in an account with a Fund or withdraw from it with a minimum of paper work. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or a Fund.

         Letter of Intent: If a shareholder (other than a group purchaser as described in the SAI) anticipates purchasing $100,000 or more of Class A shares of a Fund alone or in combination with shares of Class B or Class C shares of a Fund or any of the classes of other MFS Funds or MFS Fixed Fund (a bank collective investment fund) within a 13-month period (or 36-month period for purchases of $1 million or more), the shareholder may obtain such shares at the same reduced sales charge as though the total quantity were invested in one lump sum, subject to escrow agreements and the appointment of an attorney for redemptions from the escrow amount if the intended purchases are not completed, by completing the Letter of Intent section of the Account Application.

         Right of Accumulation: A shareholder qualifies for cumulative quantity discounts on purchases of Class A shares when his new investment, together with the current offering price value of all holdings of Class A, Class B and Class C shares of that shareholder in the MFS Funds or MFS Fixed Fund (a bank collective investment fund) reaches a discount level.

         Distribution Investment Program: Shares of a particular class of a Fund may be sold at net asset value (and without any applicable CDSC) through the automatic reinvestment of dividend and capital gain distributions from the same class of another MFS Fund. Furthermore, distributions made by a Fund may be automatically invested at net asset value in shares of the same class of another MFS Fund, if shares of such Fund are available for sale (without a sales charge and not subject to any applicable CDSC).

         Systematic Withdrawal Plan: A shareholder may direct the Shareholder Servicing Agent to send to him (or any one he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan (a "SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B and Class C shares in any year pursuant to a SWP will not be subject to a CDSC and are generally limited to 10% of the value of the account at the time of the establishment of the SWP. The CDSC will not be waived in the case of SWP redemptions of Class A shares which are subject to CDSC.

Dollar Cost Averaging Programs --

         Automatic Investment Plan: Cash investments of $50 or more may be made through a shareholder's checking account on any day of the month. If the shareholder does not specify a date, the investment will automatically occur on the first business day of the month. Required forms are available from the Shareholder Servicing Agent or investment dealers.

         Automatic Exchange Plan: Shareholders having account balances of at least $5,000 in any MFS Fund may participate in the Automatic Exchange Plan, a dollar cost averaging program. The Automatic Exchange Plan provides for automatic monthly or quarterly exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder (if available for sale). Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds. A shareholder should consider the objectives and policies of a fund and review its prospectus before electing to exchange money into such fund through the Automatic Exchange Plan. No transaction fee is imposed in connection with exchange transactions under the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS Government Money Market Fund or Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. For federal and (generally) state income tax purposes, an exchange is treated as a sale of the shares transferred and, therefore, could result in a capital gain or loss to the shareholder making the exchange. See the SAI for further information concerning the Automatic Exchange Plan. Investors should consult their tax advisers for information regarding the potential capital gain and loss consequences of transactions under the Automatic Exchange Plan.

Because a dollar cost averaging program involves periodic purchases of shares regardless of fluctuating share offering prices, a shareholder should consider his financial ability to continue his purchases through periods of low price levels. Maintaining an investment program concurrently with a withdrawal program would be disadvantageous because of the sales charges included in share purchases in the case of Class A shares, and because of the assessment of the CDSC for share redemption (if applicable) in the case of Class A shares.

Tax-Deferred Retirement Plans -- Except as noted under "Purchases -- Class C Shares" above, shares of each Fund may be purchased by all types of tax-deferred retirement plans, including IRAs, Simplified Employee Pension plans, 401(k) plans, 403(b) plans and other corporate pension and profit-sharing plans. Investors should consult with their tax advisers before establishing any of the tax-deferred retirement plans described above.

                    ----------------------------------

The Funds' SAI contains more detailed information about each Fund, including, but not limited to, information related to: (i) each Fund's investment policies and restrictions; (ii) the Trustees, officers and Adviser; (iii) portfolio trading; (iv) the shares, including rights and liabilities of shareholders; (v) tax status of dividends and distributions; (vi) the Distribution Plan; and (vii) various services and privileges provided by each Fund for the benefit of its shareholders, including additional information with respect to the exchange privilege.

                                                                    Appendix A

                            WAIVERS OF SALES CHARGES

This Appendix sets forth the various circumstances in which all applicable sales charges are waived (Section I), the initial sales charge and the CDSC for Class A shares are waived (Section II), and the CDSC for Class B and Class C shares is waived (Section III). As used in the Prospectus and any appendices thereto, the term "dealer" includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner and any other financial institutions having a selling agreement or other similar agreement with MFD.

I.       WAIVERS OF ALL APPLICABLE SALES CHARGES

         In the following circumstances, the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on certain redemptions of Class A shares and on redemptions of Class B and Class C shares, as applicable, are waived:

         1.    Dividend Reinvestment

                 Shares   acquired   through   dividend  or  capital  gain
                 reinvestment; and
                 Shares    acquired   by   automatic    reinvestment    of
                 distributions of dividends and capital gains of any fund in the MFS Funds pursuant to the Distribution Investment Program.

         2.    Certain Acquisitions/Liquidations

                 Shares   acquired  on  account  of  the   acquisition  or
                 liquidation of assets of other investment companies or personal holding companies.

         3.    Affiliates of an MFS Fund/Certain Dealers. Shares acquired by:

                 Officers,   eligible  directors,   employees   (including
                 retired employees) and agents of MFS, Sun Life or any of their subsidiary companies;
                 Trustees and retired trustees of any investment company for which MFD serves as distributor;
                 Employees, directors, partners, officers and trustees of any sub-adviser to any MFS Fund;
                 Employees or registered representatives of dealers; Certain family members of any such individual and their spouses identified above and certain trusts, pension, profit-sharing or other retirement plans for the sole benefit of such persons, provided the shares are not resold except to the MFS Fund which issued the shares; and

                 Institutional   clients  of  MFS  or  MFS   Institutional
                 Advisors, Inc.


         4.    Involuntary Redemptions (CDSC waiver only)

                 Shares redeemed at an MFS Fund's direction due to the small size of a shareholder's account. See "Redemptions and Repurchases - General - Involuntary
                 Redemptions/Small Accounts" in the Prospectus.

         5.    Retirement  Plans  (CDSC  waiver  only).  Shares  redeemed  on
               account   of   distributions    made   under   the   following
               circumstances:

               Individual Retirement Accounts ("IRAs")

                 Death or disability of the IRA owner.

               Section 401(a) Plans ("401(a) Plans") and Section 403(b) Employer Sponsored Plans ("ESP Plans")

                 Death, disability or retirement of 401(a) or ESP Plan participant;
                 Loan from 401(a) or ESP Plan;
                 Financial  hardship  (as defined in  Treasury  Regulation
                 Section 1.401(k)-1(d)(2), as amended from time to time);
                 Termination   of   employment   of  401(a)  or  ESP  Plan
                 participant (excluding, however, a partial or other termination of the Plan);
                 Tax-free   return   of   excess   401(a)   or  ESP   Plan
                 contributions;
                 To the extent that redemption proceeds are used to pay expenses (or certain participant expenses) of the 401(a) or ESP Plan (e.g., participant account fees), provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by MFS Service Center, Inc. ( the "Shareholder Servicing Agent"); and
                 Distributions from a 401(a) or ESP Plan that has invested its assets in one or more of the MFS Funds for more than 10 years from the later to occur of: (i) January 1, 1993 or (ii) the date such 401(a) or ESP Plan first invests its assets in one or more of the MFS Funds. The sales charges will be waived in the case of a redemption of all of the 401(a) or ESP Plan's shares in all MFS Funds (i.e., all the assets of the 401(a) or ESP Plan invested in the MFS Funds are withdrawn), unless immediately prior to the redemption, the aggregate amount invested by the 401(a) or ESP Plan in shares of the MFS Funds (excluding the reinvestment of distributions) during the prior four years equals 50% or more of the total value of the 401(a) or ESP Plan's assets in the MFS Funds, in which case the sales charges will not be waived.

               Section  403(b)  Salary  Reduction  Only Plans ("SRO Plans")

                 Death or disability of SRO Plan participant.

         6. Certain Transfers of Registration (CDSC waiver only). Shares transferred:

                 To an IRA rollover account where any sales charges with respect to the shares being reregistered would have been waived had they been redeemed; and From a single account maintained for a 401(a) Plan to multiple accounts maintained by the Shareholder Servicing Agent on behalf of individual participants of such Plan, provided that the Plan sponsor subscribes to the MFS FUNDamental 401(k) Plan or another similar recordkeeping system made available by the Shareholder Servicing Agent.

         7.     Loan Repayments:

                 Shares acquired pursuant to repayments by retirement plan participants of loans from 401(a) or ESP Plans with respect to which such Plan or its sponsoring organization subscribes to the MFS FUNDamental 401(k) Program or the MFS Recordkeeper Plus Program (but not the MFS Recordkeeper Program).

II.      WAIVERS OF CLASS A SALES CHARGES

         In addition to the waivers set forth in Section I above, in the following circumstances the initial sales charge imposed on purchases of Class A shares and the CDSC imposed on certain redemptions of Class A shares are waived:

         1.    Wrap Account and Fund "Supermarket" Investments

                 Shares acquired by investments through certain dealers (including registered investment advisers and financial planners) which have established certain operational arrangements with MFD which include a requirement that such shares be sold for the sole benefit of clients participating in a "wrap" account, mutual fund "supermarket" account or a similar program under which such clients pay a fee to such dealer.

         2.    Investment by Insurance Company Separate Accounts

                 Shares acquired by insurance company separate accounts.

         3.    Retirement Plans

               Administrative Services Arrangements

                 Shares acquired by retirement plans or trust accounts whose third party administrators or dealers have entered into an administrative services agreement with MFD or one of its affiliates to perform certain administrative services, subject to certain operational and minimum size requirements specified from time to time by MFD or one or more of its affiliates.

               Reinvestment of Distributions from Qualified Retirement Plans

                 Shares acquired through the automatic reinvestment in Class A shares of Class A or Class B distributions which constitute required withdrawals from qualified retirement plans.

               Shares redeemed on account of distributions made under the following circumstances:

               IRAs

                 Distributions   made  on  or  after  the  IRA  owner  has
                 attained the age of 59 1/2 years old; and Tax-free returns of excess IRA contributions.

               401(a) Plans

                 Distributions   made  on  or  after   the   401(a)   Plan
                 participant has attained the age of 59 1/2 years old; and
                 Certain   involuntary   redemptions  and  redemptions  in
                 connection with certain automatic withdrawals from a 401(a) Plan.

               ESP Plans and SRO Plans

                 Distributions made on or after the ESP or SRO Plan participant has attained the age of 59 1/2 years old.

         4.    Purchases of at Least $5 Million (CDSC waiver only)

                 Shares acquired of Eligible Funds (as defined below) if the shareholder's investment equals or exceeds $5 million in one or more Eligible Funds (the "Initial Purchase") (this waiver applies to the shares acquired from the Initial Purchase and all shares of Eligible Funds subsequently acquired by the shareholder); provided that the dealer through which the Initial Purchase is made enters into an agreement with MFD to accept delayed payment of commissions with respect to the Initial Purchase and all subsequent investments by the shareholder in the Eligible Funds subject to such requirements as may be established from time to time by MFD (for a schedule of the amount of commissions paid by MFD to the dealer on such investments, see "Purchases- Class A Shares -Purchases subject to a CDSC" in the Prospectus). The Eligible Funds are all funds included in the MFS Family of Funds, except for Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Municipal Bond Fund, MFS Municipal Limited Maturity Fund, MFS Money Market Fund, MFS Government Money Market Fund and MFS Cash Reserve Fund.



         5.    Bank Trust Departments and Law Firms

                 Shares acquired by certain bank trust departments or law firms acting as trustee or manager for trust accounts which have entered into an administrative services agreement with MFD and are acquiring such shares for the benefit of their trust account clients.

III.     WAIVERS OF CLASS B AND CLASS C SALES CHARGES


         In addition to the waivers set forth in Section I above, in the following circumstances the CDSC imposed on redemptions of Class B and Class C shares is waived:

         1.       Systematic Withdrawal Plan

                      Systematic Withdrawal Plan redemptions with respect to up to 10% per year (or 15% per year, in the case of accounts registered as IRAs where the redemption is made pursuant to Section 72(t) of the Internal Revenue Code of 1986, as amended) of the account value at the time of establishment.

         2.       Death of Owner

                      Shares redeemed on account of the death of the account owner if the shares are held solely in the deceased individual's name or in a living trust for the benefit of the deceased individual.

         3.       Disability of Owner

                      Shares redeemed on account of the disability of the account owner if shares are held either solely or jointly in the disabled individual's name or in a living trust for the benefit of the disabled individual (in which case a disability certification form is required to be submitted to the Shareholder Servicing Agent.).

         4. Retirement Plans. Shares redeemed on account of distributions made under the following circumstances:

                  IRAs, 401(a) Plans, ESP Plans and SRO Plans

                      Distributions made on or after the IRA owner or the 401(a), ESP or SRO Plan participant, as applicable, has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under Code rules.

                  Salary Reduction Simplified Employee Pension Plans ("SAR-SEP Plans")

                      Distributions   made  on  or  after  the   SAR-SEP   Plan
                      participant has attained the age of 70 1/2 years old, but only with respect to the minimum distribution under applicable Code rules; and
                       Death or disability of a SAR-SEP Plan participant.

                                                                   APPENDIX B

                          DESCRIPTION OF BOND RATINGS

                                    MOODY'S

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca:  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                                      S&P

         AAA:  An  obligation  rated  AAA has the  highest  rating  assigned  by
S&P.  The  obligor's   capacity  to  meet  its   financial   commitment  on  the
obligation is EXTREMELY STRONG.

         AA: An obligation rated AA differs from the higher rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is VERY STRONG.

         A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However the obligor's capacity to meet its financial commitment on the obligation is still STRONG.

         BBB: An obligation rated BBB exhibits ADEQUATE protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB: An obligation rated BB is LESS VULNERABLE to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B: An obligation rated B is MORE VULNERABLE to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC: An obligation rated CCC is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC:  An  obligation  rated  CC  is  CURRENTLY   HIGHLY   VULNERABLE  to
nonpayment.

         C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

         D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of similar actions of payments on an obligation are jeopardized.

         Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within major categories.

         r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risks--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                                     FITCH

         AAA: Highest credit quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA: Very high credit quality. AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A: High credit quality. A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB: Good credit quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

         BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         B: Highly speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

         DDD,  DD  and  D:   Default.   Securities   are  not  meeting   current
obligations and are extremely speculative. DDD designates the highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, for example, DD indicates expected recovery of 50%--90% of such outstandings, and D the lowest recovery potential, i.e., below 50%.

                                 DUFF & PHELPS

         These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

         Each rating also takes into account the legal form of the security (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. From time to time, Duff & Phelps places issuers or security classes on Rating Watch. The Rating Watch status results from a need to notify investors and the issuer that there are conditions present leading us to re-evaluate the current rating(s).

         A listing on Rating Watch, however, does not mean a rating change is inevitable. The Rating Watch status can either be resolved quickly or over a longer period of time depending on the reasons surrounding the placement on Rating Watch. The "up" designation means a rating may be upgraded; the "down" designation means a rating may be downgraded, and the "uncertain" designation means a rating may be raised or lowered.

         The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of BBB- and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities. Structured finance issues, including real estate, asset-backed and mortgage-backed financings, used this same rating scale. Duff & Phelps claims paying ability ratings of insurance companies use the same scale with minor modification in the definitions. Thus, an investor can compare the credit quality of investment alternatives across industries and structural types. A "Cash Flow Rating" (as noted for specific ratings) addresses the likelihood that aggregate principal and interest will equal or exceed the rated amount under appropriate stress conditions.

         AAA: Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA+, AA, AA-: High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

         A+, A, A-: Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

         BBB+, BBB, BBB-: Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

         BB+, BB, BB-: Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

         B+, B, B-: Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

         CCC: Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends.
Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

         DD: Defaulted debt obligations. Issuers failed to meet scheduled principal and/or interest payments.

         DP:  Preferred stock with dividend arrearages.

Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
(617) 954-5000

Custodian and Dividend Disbursing Agent
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

Shareholder Servicing Agent
MFS Service Center, Inc.
500 Boylston Street, Boston, MA 02116
Toll free: 800-225-2606
Mailing Address:
P.O. Box 2281, Boston, MA 02107-9906

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA  02116
                               [GRAPHIC OMITTED]


                             MFS(R) Core Growth Fund
                        MFS(R) Special Opportunities Fund
                        MFS(R) Convertible Securities Fund

                              MFS(R) Blue Chip Fund
                        MFS(R) Science and Technology Fund
                        MFS(R) Real Estate Investment Fund

                     500 Boylston Street, Boston, MA 02116

                             MFS(R) CORE GROWTH FUND
                        MFS(R) SPECIAL OPPORTUNITIES FUND
                        MFS(R) CONVERTIBLE SECURITIES FUND

                              MFS(R) BLUE CHIP FUND
                        MFS(R) SCIENCE AND TECHNOLOGY FUND
                        MFS(R) REAL ESTATE INVESTMENT FUND

                    Supplement to the March 17, 1998 Prospectus and
                         Statement of Additional Information


         The following information should be read in conjunction with the Funds' Prospectus and Statement of Additional Information ("SAI"), dated March 17, 1998, as supplemented, and contains a description of Class I shares.


         Class I shares are available for purchase only by certain investors as described under the caption "Eligible Purchasers" below.

EXPENSE SUMMARY

                                                                             Class I

                                                Core         Special      Convertible   Blue    Science and      Real
                                               Growth    Opportunities   Securities     Chip     Technology     Estate
                                                Fund          Fund          Fund        Fund        Fund        Fund
Shareholder Transaction Expenses:
Maximum Initial Sales Charge Imposed
   on Purchases of Fund Shares (as a
   percentage of offering price)............    None          None          None        None        None         None
Maximum Contingent Deferred Sales
   Charge (as a percentage of original
   purchase price or redemption proceeds,
   as applicable............................    None          None          None        None        None         None




                                                Core         Special      Convertible   Blue    Science and      Real
                                               Growth    Opportunities   Securities     Chip     Technology     Estate
                                                Fund          Fund          Fund        Fund        Fund        Fund

Annual Operating Expenses (as a percentage of average net assets):
Management Fees (after fee..................    0.00%        0.00%          0.00%       0.00%       0.00%       0.00%
   reduction)(1)
Rule 12b-1 Fees.............................    None         None           None         None       None        None
Other Expenses (after fee
   reduction)(2)............................   1.50%(3)      0.74%          1.50%(3)    1.50%(3)    1.50%(3)    1.65%(3)
                                               -----         -----          -----       -----       -----       -----
Total Operating Expenses (after
   fee reduction)(3)........................   1.50%         0.74%          1.50%       1.50%       1.50%        1.65%

-----------------

(1) The Adviser intends during the Funds' current fiscal year to waive its right to receive management fees from each Fund. Absent this waiver, "Management Fees" would be as follows:

       Core         Special      Convertible      Blue    Science and     Real
      Growth     Opportunities   Securities       Chip    Technology     Estate
       Fund           Fund          Fund          Fund       Fund         Fund

       0.75%         0.75%          0.65%         0.65%      0.75%        1.00%


(2) Each Fund has an expense offset arrangement which reduces the Fund's custodian fee based upon the amount of cash maintained by the Fund with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Fund's expenses). Any such fee reductions are not reflected under "Other Expenses."

(3) The Adviser has agreed to bear the Core Growth Fund, the Convertible Securities Fund, the Blue Chip Fund, the Science and Technology Fund and the Real Estate Fund's expenses, subject to reimbursement by such Fund, such that "Other Expenses" do not exceed 1.50% for the Convertible Securities Fund, 1.50% for the Blue Chip Fund and 1.65% for the Real Estate Fund, per annum of each such Fund's average daily net assets during the current fiscal year. See "Information Concerning Shares of the Fund - Expenses" in the Prospectus. Otherwise, "Other Expenses" would be as follows:

      Core       Convertible    Blue    Science and      Real
     Growth       Securities    Chip    Technology      Estate
      Fund         Fund         Fund       Fund          Fund

      1.56%        4.04%        3.89%      1.51%         1.65%


Absent any fee waivers and expense reductions, "Total Operating Expenses" for each Fund would be as follows:



      Core        Special        Convertible      Blue    Science and     Real
     Growth    Opportunities      Securities      Chip     Technology    Estate
      Fund         Fund             Fund          Fund        Fund        Fund

      2.37%       1.60%             4.69%         4.54%       2.26%       2.65%


                              Example of Expenses

         An investor would pay the following dollar amounts of expenses on a $1,000 investment in Class I shares of each Fund, assuming (a) a 5% annual return and (b) redemption at the end of each of the time periods indicated:


                  Core      Special     Convertible  Blue  Science and    Real
                 Growth  Opportunities   Securities  Chip   Technology   Estate
Period           Fund       Fund           Fund      Fund      Fund        Fund

1  year..........$ 15       $ 8           $ 15       $ 15     $ 15        $ 17
3  years.........  47        24             47         47       47          52
5  years.........  82        41             82         82       82         N/A
10 years......... 179        92            179        179      179         N/A


         The purpose of the expense table above is to assist investors in understanding the various costs and expenses that a shareholder of the Funds will bear directly or indirectly. A more complete description of each Fund's management fee is set forth under the caption "Management of the Funds" in the Prospectus.

         The "Example" set forth above should not be considered a representation of past or future expenses of the Funds; actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION

         The following information has been audited and should be read in conjunction with the financial statements included in the Funds' Annual Report to shareholders which are incorporated by reference into the SAI in reliance upon the report of the Funds' independent auditors, given upon their authority as experts in accounting and auditing. The Funds' independent auditors are Ernst & Young LLP.


         The Real Estate Fund was not available for sale during the period ended August 31, 1997.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                Period Ended
                                                               August 31, 1997*
Core Growth Fund                                                  Class I
--------------------------------------------------------------------------------

Per share data (for a share outstanding  throughout the period):
Net asset value - beginning of period                             $ 12.99
Income from investment operations# -
    Net investment income**                                       $  1.50
    Net realized and unrealized gain on investments and
      foreign currency transactions                                  1.35
         Total from investment operations                         $  2.85
Less distributions declared to shareholders from net realized
    gain on investments                                           $   --
Net asset value - end of period                                   $ 15.84
Total return                                                        21.94%^^
Ratios (to average net assets)/Supplemental data**:
    Expenses##                                                       1.48%^
    Net investment income                                           14.08%^
Portfolio turnover                                                  1,043%
Average commission rate                                           $0.0248
Net assets at end of period (000 omitted)                         $ 1,695

* For the period from the inception of Class I shares of the Fund January 2, 1997, through August 31, 1997.
^    Annualized.
^^   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the period indicated. If these fees had not been waived and/or if actual expenses had been over/under this limitation, the net investment income per share and the ratios would have been:

        Net investment income                                     $  1.40
        Ratios (to average net assets):
           Expenses##                                                2.35%^
           Net investment income                                    13.20%^

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                Period Ended
                                                               August 31, 1997*
Special Opportunities Fund                                         Class I
--------------------------------------------------------------------------------

Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                            $ 11.39
Income from investment operations# -
    Net investment income**                                      $  0.11
    Net realized and unrealized gain on investments and
      foreign currency transactions                                 2.14
         Total from investment operations                        $  2.25
Less distributions declared to shareholders -
    From net investment income                                   $    --
    From net realized gain on investments and foreign
      currency transactions                                           --
         Total distributions declared to shareholders            $    --
Net asset value - end of period                                  $  13.64
Total return                                                        19.75%^^

Ratios (to average net assets)/Supplemental data**:
    Expenses##                                                       0.18%^
    Net investment income                                            1.26%^
Portfolio turnover                                                    161%
Average commission rate                                          $ 0.0387
Net assets at end of period (000 omitted)                        $  2,035

* For the period from the inception of Class I shares of the Fund, January 2, 1997, through August 31, 1997.
^    Annualized.
^^   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the period indicated. If these fees had not been waived and/or if actual expenses had been over/under this limitation, the net investment income (loss) per share and the ratios would have been:

        Net investment income (loss)                             $0.01
          Ratios (to average net assets):
           Expenses##                                             1.36%^
           Net investment income (loss)                           0.08%^

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                Period Ended August 31, 1997*
Convertible Securities Fund                                 Class I
--------------------------------------------------------------------------------

Per share data (for a share outstanding  throughout the period):
Net asset value - beginning of period                            $ 10.00
Income from investment operations -
    Net investment income**                                      $  0.26
    Net realized and unrealized gain on investments                 1.21
      Total from investment operations                           $  1.47
Net asset value - end of period                                  $ 11.47
Total return                                                       14.60%^^
Ratios (to average net assets)/Supplemental data**:
    Expenses                                                        1.50%^
    Net investment income                                           3.19%^
Portfolio turnover                                                    76%
Average commission rate                                          $0.0453
Net assets at end of period (000 omitted)                        $    64

* For the period from the inception of Class I shares of the Fund, January 2, 1997, through August 31, 1997.
^    Annualized.
^^   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the period indicated. If these fees had not been waived and/or if actual expenses had been over/under this limitation, the net investment income per share and the ratios would have been:

        Net investment income                                    $     --
        Ratios (to average net assets):
           Expenses##                                                4.69%^
           Net investment income                                       --


                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                Period Ended August 31, 1997*
Blue Chip Fund                                                Class I
--------------------------------------------------------------------------------

Per share data (for a share outstanding  throughout the period):
Net asset value - beginning of period                            $ 10.00
Income from investment operations# -
    Net investment income**                                      $  0.02
    Net realized and unrealized gain on investments                 1.75
      Total from investment operations                           $  1.77
Net asset value - end of period                                  $ 11.77
Total return                                                       17.70%^^
Ratios (to average net assets)/Supplemental data**:
    Expenses                                                        1.50%^
    Net investment income                                           0.24%^
Portfolio turnover                                                    32%
Average commission rate                                          $0.0427
Net assets at end of period (000 omitted)                        $   241

* For the period from the inception of Class I shares of the Fund, January 2, 1997, through August 31, 1997.
^    Annualized.
^^   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the period indicated. If these fees had not been waived and/or if actual expenses had been over/under this limitation, the net investment loss per share and the ratios would have been:

        Net investment loss                                      $  (0.23)
        Ratios (to average net assets):
           Expenses##                                                4.54%^
           Net investment loss                                      (2.80)%^

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                Period Ended August 31, 1997*
Science and Technology Fund                                  Class I
--------------------------------------------------------------------------------

Per share data (for a share outstanding  throughout the period):
Net asset value - beginning of period                            $ 10.00
Income from investment operations# -
    Net investment income**                                      $  1.05
    Net  realized  and  unrealized  gain on  investments
      and  foreign  currency transactions                           1.48
        Total from investment operations                         $  2.53
Net asset value - end of period                                  $ 12.53
Total return                                                       25.30%^^
Ratios (to average net assets)/Supplemental data**:
    Expenses                                                        1.41%^
    Net investment income                                          13.11%^
Portfolio turnover                                                   792%

Average commission rate                                          $ 0.0243
Net assets at end of period (000 omitted)                        $ 1,637

* For the period from the inception of Class I shares of the Fund, January 2, 1997, through August 31, 1997.
^    Annualized.
^^   Not Annualized.
#    Per share data are based on average shares outstanding.
## The Fund's expenses are calculated without reduction for fees paid indirectly.
** The Adviser voluntarily agreed to maintain the expenses of the Fund at not more than 1.50% of the Fund's average daily net assets. The investment adviser, distributor and shareholder servicing agent did not impose any of their fees for the period indicated. If these fees had not been waived and/or if actual expenses had been over/under this limitation, the net investment income per share and the ratios would have been:

        Net investment income                                    $  0.98
        Ratios (to average net assets):
           Expenses##                                              2.28%^
           Net investment income                                   12.24%^

ELIGIBLE PURCHASERS

Class I shares are available for purchase only by the following purchasers ("Eligible Purchasers"):

(i) certain retirement plans established for the benefit of employees of Massachusetts Financial Services Company ("MFS"), the Fund's investment adviser, and employees of MFS' affiliates; and

(ii) any fund distributed by MFS Fund Distributors, Inc. ("MFD"), the Fund's distributor, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other funds distributed by MFD.

         In no event will the Fund, MFS, MFD or any of their affiliates pay any sales commissions or compensation to any third party in connection with the sale of Class I shares; the payment of any such sales commission or compensation would, under the Fund's policies, disqualify the purchaser as an eligible investor of Class I shares.

SHARE CLASSES OFFERED BY THE FUNDS


         While each Fund has four classes of shares (Class A, Class B, Class C and Class I shares), Class A and Class I shares are the only classes presently available for sale. Class I shares are available for purchase only by Eligible Purchasers, as defined above, and are described in this Supplement. Class A shares, Class B shares and Class C shares are described in the Funds' Prospectus. Class A shares are available for purchase by employees of MFS and its affiliates and certain of their family members who are residents of The Commonwealth of Massachusetts, and members of the governing boards of the various funds sponsored by MFS.

         Class A shares are offered at net asset value plus an initial sales charge up to a maximum of 4.75% of the offering price of the Core Growth Fund, Special Opportunities Fund, Convertible Securities Fund, Blue Chip Fund and Science and Technology Fund or 5.75% of the offering price of the Real Estate Fund (or a contingent deferred sales charge (a "CDSC") of 1.00% upon redemption during the first year in the case of purchases of $1 million or more and certain purchases by retirement plans), and are subject to an annual distribution fee and service fee up to a maximum of 0.50% per annum (0.35% for the Real Estate
Fund). Class B shares are offered at net asset value without an initial sales charge but are subject to a CDSC upon redemption (declining from 4.00% during the first year to 0% after six years) and an annual distribution fee and service fee up to a maximum of 1.00% per annum; Class B shares convert to Class A shares approximately eight years after purchase. Class C shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first year and an annual distribution fee and service fee up to a maximum of 1.00% per annum. Class I shares are offered at net asset value without an initial sales charge or CDSC and are not subject to a distribution or service fee. Class C and Class I shares do not convert to any other class of shares of the Funds.


OTHER INFORMATION

         Eligible Purchasers may purchase Class I shares only directly through MFD. Eligible Purchasers may exchange Class I shares of a Fund for Class I shares of any other MFS Fund available for purchase by such Eligible Purchasers at their net asset value (if available for sale), and may exchange Class I shares of a Fund for shares of the MFS Money Market Fund (if available for sale), and may redeem Class I shares of a Fund at net asset value. Distributions paid by a Fund with respect to Class I shares generally will be greater than those paid with respect to Class A shares, Class B shares and Class C shares because expenses attributable to Class A shares, Class B shares and Class C shares generally will be higher.


         Subject to termination or revision at the sole discretion of MFS, MFS has agreed to bear the expenses (after taking into effect any compensating balance and offset arrangements) of the Funds such that each such Fund's "Other Expenses," which are defined to include all Fund expenses except for management fees, Rule 12b-1 fees, taxes, extraordinary expenses, brokerage and transaction costs and class specific expenses, do not exceed 1.50% for the Core Growth Fund, Special Opportunities Fund, Convertible Securities Fund, Blue Chip Fund and Science and Technology Fund, and 1.65% for the Real Estate Fund, per annum, of its average daily net assets (the "Maximum Percentage"). The payments made by MFS on behalf of these Funds under this arrangement are subject to reimbursement by such Fund to MFS, which will be accomplished by the payment of an expense reimbursement fee by the Fund to MFS computed and paid monthly at a percentage of its average daily net assets for its then current fiscal year, with a limitation that immediately after such payment such Fund's "Other Expenses" will not exceed the Maximum Percentage. The obligation of MFS to bear each Fund's "Other Expenses" pursuant to this arrangement, and each Fund's obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the Fund equal the prior payment of such reimbursable expenses by MFS or August 31, 2006, for the Core Growth Fund, Special Opportunities Fund, Convertible Securities Fund, Blue Chip Fund and Science and Technology Fund, and July 31, 2002, for the Real Estate Fund.

                  The date of this Supplement is March 17, 1998

[GRAPHIC OMITTED]

MFS(R)Core Growth Fund                      STATEMENT OF ADDITIONAL INFORMATION
MFS(R)Special Opportunities Fund
MFS(R)Convertible Securities Fund           March 17, 1998
MFS(R)Blue Chip Fund
MFS(R)Science and Technology Fund
MFS(R)Real Estate Investment Fund
(Members of the MFS Family of Funds(R))
Each a series of MFS Series Trust I
500 Boylston Street, Boston, MA 02116
(617) 954-5000

                                                                         PAGE
     1.  Definitions...................................................   1

     2.  Investment Objectives, Policies and Restrictions..............   1
                  Certain Securities and Investment Techniques.........   1
                  Additional Risk Factors..............................  14

     3.  Management of the Funds.......................................  20
                  Trustees.............................................  20
                  Officers.............................................  21
                  Trustee Compensation Chart...........................  22
                  Investment Adviser...................................  22
                  Administrator........................................  23
                  Custodian............................................  23
                  Shareholder Servicing Agent..........................  23
                  Distributor..........................................  23

     4.  Portfolio Transactions and Brokerage Commissions..............  24

     5.  Shareholder Services..........................................  26
                  Investment and Withdrawal Programs ..................  26
                  Exchange Privilege...................................  29
                  Tax-Deferred Retirement Plans........................  29

     6.  Tax Status....................................................  30

     7.  Distribution Plan.............................................  31

     8.  Determination of Net Asset Value and Performance..............  32

     9.  Description of Shares, Voting Rights and Liabilities..........  35

    10.  Independent Auditors and Financial Statements.................  36


This Statement of Additional Information, as amended or supplemented from time to time ("SAI"), sets forth information which may be of interest to investors but which is not necessarily included in the Funds' Prospectus dated March 17, 1998. This SAI should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by contacting the Shareholder Servicing Agent (see back cover for address and phone number).


This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current prospectus.

I.       DEFINITIONS

Core Growth
Fund                 MFS(R) Core Growth Fund, a diversified series of the Trust.

Special
Opportunities        MFS(R) Special  Opportunities  Fund, a non-diversified
Fund                 series of the Trust.

Convertible          MFS(R) Convertible Securities Fund, a
Securities Fund      diversified series of the Trust.

Blue Chip Fund       MFS(R) Blue Chip Fund, a diversified
                     series of the Trust.

Science and
Technology Fund      MFS(R)  Science and  Technology  Fund,  a  diversified
                     series of the Trust.


Real Estate Fund     MFS(R) Real Estate Investment Fund, a
                     non-diversified series of the Trust.

"Fund(s)"            Core Growth Fund, Special
                     Opportunities Fund, Convertible
                     Securities Fund, Blue Chip Fund,
                     Science and Technology Fund and
                     Real Estate Fund.


"Trust"              MFS Series Trust I, a Massachusetts
                     business Trust, organized on July
                     22, 1986.  The Trust was known as
                     "MFS Lifetime Managed Sectors Fund"
                     prior to August 1, 1993, and as
                     "Lifetime Managed Sectors Trust"
                     prior to August 3, 1992.

"MFS" or             Massachusetts Financial Services
the "Adviser"        Company, a Delaware corporation.

"MFD"
                     MFS Fund Distributors, Inc., a
                     Delaware corporation.


"Prospectus"         The  Prospectus  of the Funds,  dated  March 17,  1998,  as amended or supplemented from time to time.


2.       INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

Investment Objectives and Policies. The investment objective and policies of each Fund are described in the Prospectus and below. The following discussion of each Fund's investment techniques and restrictions supplements, and should be read in conjunction with, the information set forth in the "Investment Objectives and Policies," "Certain Securities and Investment Techniques" and "Additional Risk Factors" sections of the Prospectus.

Certain Securities and Investment Techniques.


Lending of Portfolio Securities: Each Fund may seek to increase its income by lending portfolio securities. Such loans will usually be made only to member firms of the New York Stock Exchange (the "Exchange") (and subsidiaries thereof) and member banks of the Federal Reserve System, and would be required to be secured continuously by collateral in cash, an irrevocable letter of credit or U.S. Treasury securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Fund would have the right to call a loan and obtain the securities loaned at any time on customary industry settlement notice (which will not usually exceed five business days). For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned. The Fund would also receive a fee from the borrower or compensation from the investment of the collateral, less a fee paid to the borrower if the collateral is in the form of cash. A Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Adviser determines to make securities loans, it is intended that the value of the securities loaned would not exceed 30% of the value of a Fund's net assets.


Repurchase Agreements: Each Fund may enter into repurchase agreements with sellers who are member firms (or a subsidiary thereof) of the Exchange or members of the Federal Reserve System, recognized primary U.S. Government securities dealers or institutions which the Adviser has determined to be of comparable creditworthiness. The securities that a Fund purchases and holds through its agent are U.S. Government securities, the values of which are equal to or greater than the repurchase price agreed to be paid by the seller. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a standard rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Government securities.


The repurchase agreement provides that in the event the seller fails to pay the amount agreed upon on the agreed upon delivery date or upon demand, as the case may be, a Fund will have the right to liquidate the securities. If at the time the Fund is contractually entitled to exercise its right to liquidate the securities, the seller is subject to a proceeding under the bankruptcy laws or its assets are otherwise subject to a stay order, the Fund's exercise of its right to liquidate the securities may be delayed and result in certain losses and costs to the Fund. Each Fund has adopted and follows procedures which are intended to minimize the risks of repurchase agreements. For example, a Fund only enters into repurchase agreements after the Adviser has determined that the seller is creditworthy, and the Adviser monitors that seller's creditworthiness on an ongoing basis. Moreover, under such agreements, the value of the securities (which are marked to market every business day) is required to be greater than the repurchase price, and the Fund has the right to make margin calls at any time if the value of the securities falls below the agreed upon collateral.


"When-Issued" Securities: Each Fund may purchase securities on a "when-issued" or on a "forward delivery" basis. When a Fund commits to purchase these securities on a "when-issued" or "forward delivery" basis, it will set up procedures consistent with the General Statement of Policy of the Securities and Exchange Commission (the "SEC") concerning such purchases. Since that policy currently recommends that an amount of each Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Fund will always have liquid assets sufficient to cover any commitments or to limit any potential risk. Although no Fund intends to make such purchases for speculative purposes and intends to adhere to the provisions of the SEC policy, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if a Fund determines it is necessary to sell the "when-issued" or "forward delivery" securities before delivery, it may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made.

Foreign Securities: Each Fund may invest in dollar-denominated and non dollar-denominated foreign securities. As discussed in the Prospectus, investing in foreign securities generally represents a greater degree of risk than investing in domestic securities due to possible exchange rate fluctuations, less publicly available information, more volatile markets, less securities regulation, less favorable tax provisions, war or expropriation. As a result of its investments in foreign securities, a Fund may receive interest or dividend payments, or the proceeds of the sale or redemption of such securities, in the foreign currencies in which such securities are denominated. Under certain circumstances, such as where the Adviser believes that the applicable exchange rate is unfavorable at the time the currencies are received or the Adviser anticipates, for any other reason, that the exchange rate will improve, a Fund may hold such currencies for an indefinite period of time. While the holding of currencies will permit the Fund to take advantage of favorable movements in the applicable exchange rate, such strategy also exposes the Fund to risk of loss if exchange rates move in a direction adverse to the Fund's position. Such losses could reduce any profits or increase any losses sustained by the Fund from the sale or redemption of securities and could reduce the dollar value of interest or dividend payments received.

American Depositary Receipts: Each Fund may invest in American Depositary Receipts ("ADRs") which are certificates issued by a U.S. depository (usually a bank) and represent a specified quantity of shares of an underlying non-U.S. stock on deposit with a custodian bank as collateral. ADRs may be sponsored or unsponsored. A sponsored ADR is issued by a depository which has an exclusive relationship with the issuer of the underlying security. An unsponsored ADR may be issued by any number of U.S. depositories. Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The depository of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Each Fund may invest in either type of ADR. Although the U.S. investor holds a substitute receipt of ownership rather than direct stock certificates, the use of the depository receipts in the U.S. can reduce costs and delays as well as potential currency exchange and other difficulties. Each Fund may purchase securities in local markets and direct delivery of these ordinary shares to the local depository of an ADR agent bank in the foreign country. Simultaneously, the ADR agents create a certificate which settles at the Fund's custodian in five days. Each Fund may also execute trades on the U.S. markets using existing ADRs. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the U.S. as a domestic issuer. Accordingly the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in foreign currency.


Mortgage "Dollar Roll" Transactions: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may enter into mortgage "dollar roll" transactions pursuant to which it sells mortgage-backed securities for delivery in the future and simultaneously contracts to repurchase substantially similar securities on a specified future date. The Funds record these transactions as sale and purchase transactions, rather than as borrowing transactions. During the roll period, a Fund foregoes principal and interest paid on the mortgage-backed securities. Each Fund is compensated for the lost interest by the difference between the current sales price and the lower price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Each Fund may also be compensated by receipt of a commitment fee. In the event that the party with whom the Fund contracts to replace substantially similar securities on a future date fails to deliver such securities, the Fund may not be able to obtain such securities at the price specified in such contract and thus may not benefit from the price differential between the current sales price and the repurchase price.

Corporate Asset-Backed Securities: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may invest in corporate asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.


Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities weighted average life and may lower their return.

Corporate asset-backed securities are backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. Each Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.


Collateralized Mortgage Obligations and Multiclass Pass-Through Securities: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may invest a portion of its assets in collateralized mortgage obligations or "CMOs," which are debt obligations collateralized by mortgage loans or mortgage pass-through securities (such collateral referred to collectively as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities.


Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in innumerable ways. In a common structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. Certain CMOs may be stripped (securities which provide only the principal or interest factor of the underlying security). See "Stripped Mortgage-Backed Securities" below for a discussion of the risks of investing in these stripped securities and of investing in classes consisting of interest payments or principal payments.

Each of the Special Opportunities Fund and the Convertible Securities Fund may also invest in parallel pay CMOs and Planned Amortization Class CMOs ("'PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.


Stripped Mortgage-Backed Securities: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may invest a portion of its assets in stripped mortgage-backed securities ("SMBS") which are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan institutions, mortgage banks, commercial banks and investment banks.


SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the Mortgage Assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class) while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO is extremely sensitive to the rate of principal payments, including prepayments on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities. The market value of the class consisting primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates. Because SMBS were only recently introduced, established trading markets for these securities have not yet developed, although the securities are traded among institutional investors and investment banking firms.


Loans and Other Direct Indebtedness: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may purchase loans and other direct indebtedness. In purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.


These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which a Fund would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which the Fund would purchase an assignment of a portion of a lender's interest in a loan either directly from the lender or through an intermediary. A Fund may also purchase trade or other claims against companies, which generally represent money owned by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate the Fund to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring a Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments.

A Fund's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness which a Fund will purchase, the Adviser will rely upon its own (and not the original lending institution's) credit analysis of the borrower. As a Fund may be required to rely upon another lending institution to collect and pass onto the Fund amounts payable with respect to the loan and to enforce the Fund's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In such cases, the Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an "issuer" of the loan for purposes of certain investment restrictions pertaining to the diversification of the Fund's portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a Fund.


Mortgage Pass-Through Securities: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may invest in mortgage pass-through securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgage loans. Monthly payments of interest and principal by the individual borrowers on mortgages are passed through to the holders of the securities (net of fees paid to the issuer or guarantor of the securities) as the mortgages in the underlying mortgage pools are paid off. The average lives of mortgage pass-throughs are variable when issued because their average lives depend on prepayment rates. The average life of these securities is likely to be substantially shorter than their stated final maturity as a result of unscheduled principal prepayment. Prepayments on underlying mortgages result in a loss of anticipated interest, and all or part of a premium if any has been paid, and the actual yield (or total return) to the Fund may be different than the quoted yield on the securities. Mortgage premiums generally increase with falling interest rates and decrease with rising interest rates. Like other fixed income securities, when interest rates rise the value of mortgage pass-through securities generally will decline; however, when interest rates are declining, the value of mortgage pass-through securities with prepayment features may not increase as much as that of other fixed-income securities.


Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")); or guaranteed by agencies or instrumentalities of the U.S. Government (such as the Federal
National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by prepayments of principal resulting from the sale, refinancing or foreclosure of the underlying property, net of fees or costs which may be incurred. Some mortgage pass-through securities (such as securities issued by the GNMA) are described as "modified pass-through" securities. These securities entitle the holder to receive all interests and principal payments owed on the mortgages in the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether the mortgagor actually makes the payment.


The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the Department of Housing and Urban Development ("HUD"). GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration ("FHA")-insured or Veterans Administration ("VA")-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage pass-through securities. GNMA securities are often purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

Government-related guarantors (i.e., whose guarantees are not backed by the full faith and credit of the U.S. Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of HUD. FNMA purchases conventional residential mortgages (i.e., mortgages not insured or guaranteed by any governmental agency) from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment by FNMA of principal and interest.


FHLMC is also a government-sponsored corporation owned by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages (i.e., not federally insured or guaranteed) for FHLMC's national portfolio. FHLMC guarantees timely payment of interest and ultimate collection of principal regardless of the status of the underlying mortgage loans.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of mortgage loans. Such issuers may also be the originators and/or servicers of the underlying mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of mortgage loans in these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Each such Fund may also buy mortgage-related securities without insurance or guarantees.


Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds: The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may invest in zero coupon bonds, deferred interest bonds and bonds on which the interest is payable in kind ("PIK bonds"). Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. PIK bonds are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value than debt obligations which make regular payments of interest. Each Fund will accrue income on such investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy each Fund's distribution obligations.

Short Sales: The Special Opportunities Fund, the Convertible Securities Fund, the Science and Technology Fund and the Real Estate Fund each may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay in connection with a short sale.

The Special Opportunities Fund, the Convertible Securities Fund, the Science and Technology Fund and the Real Estate Fund may each make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short. Each Fund may also enter into so called "naked" short sales, i.e., when a security identical to or exchangeable into the security borrowed and sold short is not owned by the Fund.

A Fund will not sell short securities whose underlying value (minus any amounts deposited as margin) exceeds 40% of the value of the Fund's net assets.


Whenever the Fund engages in short sales, it segregates cash or U.S. Government securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.


Investment in Other Investment Companies: The Real Estate Fund's investment in other investment companies, as described in the Prospectus, is limited in amount by the Investment Company Act of 1940, as amended (the "1940 Act"), so that the Fund may purchase shares in another investment company unless (i) such a purchase would cause the Fund to own in aggregate more than 3% of the total outstanding voting stock of the company or (ii) such a purchase would cause a Fund to have more than 5% of its total assets invested in one investment company or more than 10% of its total assets invested in aggregate in all other investment companies. Such investment may also involve the payment of substantial premiums above the value of such investment companies' portfolio securities, and the total return on such investment will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.


Indexed Securities: Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity (i.e., principal value) or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their principal value or interest rates may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

Swaps and Related Transactions: Each Fund may enter into interest rate swaps, currency swaps and other types of available swap agreements, such as caps, collars and floors.

Swap agreements may be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as securities prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Fund is not limited to any particular form or variety of swap agreement if MFS determines it is consistent with the Fund's investment objective and policies.


Each Fund will maintain cash or appropriate liquid assets with its custodian to cover its current obligations under swap transactions. If a Fund enters into a swap agreement on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments), the Fund will maintain cash or liquid assets with its custodian with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will maintain cash or liquid assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

The most significant factor in the performance of swaps, caps, floors and collars is the change in the specific interest rate, currency or other factor that determines the amount of payments to be made under the arrangement. If the Adviser is incorrect in its forecasts of such factors, the investment performance of a Fund would be less than what it would have been if these investment techniques had not been used. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of the swap agreement would be likely to decline, potentially resulting in losses.

If the counterparty defaults, a Fund's risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. Each Fund anticipates that it will be able to eliminate or reduce its exposure under these arrangements by assignment or other disposition or by entering into an offsetting agreement with the same or another counterparty.

Options on Securities: Each Fund may write (sell) covered put and call options, and purchase put and call options, on securities. Call and put options written by a Fund may be covered in the manner set forth below.


A call option written by a Fund is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration segregated by the Fund) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if a Fund holds a call on the same security and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is segregated by the Fund in liquid assets. A put option written by a Fund is "covered" if the Fund segregates liquid assets with a value equal to the exercise price, or else holds a put on the same security and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is segregated by the Fund in liquid assets. Put and call options written by a Fund may also be covered in such other manner as may be in accordance with the requirements of the exchange on which, or the counterparty with which, the option is traded, and applicable laws and regulations. If the writer's obligation is not so covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.


Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited liquid assets. Such transactions permit a Fund to generate additional premium income, which will partially offset declines in the value of portfolio securities or increases in the cost of securities to be acquired. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund, provided that another option on such security is not written. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction in connection with the option prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the premium paid in connection with the closing of an option written by the Fund is less than the premium received from writing the option, or if the premium received in connection with the closing of an option purchased by a Fund is more than the premium paid for the original purchase. Conversely, a Fund will suffer a loss if the premium paid or received in connection with a closing transaction is more or less, respectively, than the premium received or paid in establishing the option position. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option previously written by a Fund is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

The Fund may write options in connection with buy-and-write transactions; that is, a Fund may purchase a security and then write a call option against that security. The exercise price of the call option the Fund determines to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price, less related transaction costs. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received, less related transaction costs. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or retain the option until it is exercised, at which time the Fund will be required to take delivery of the security at the exercise price; a Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price, which could result in a loss. Out-of-the-money, at-the-money and in-the-money put options may be used by a Fund in the same market environments that call options are used in equivalent buy-and-write transactions.

Each Fund may also write combinations of put and call options on the same security, known as "straddles," with the same exercise price and expiration date. By writing a straddle, a Fund undertakes a simultaneous obligation to sell and purchase the same security in the event that one of the options is exercised. If the price of the security subsequently rises sufficiently above the exercise price to cover the amount of the premium and transaction costs, the call will likely be exercised and the Fund will be required to sell the underlying security at a below market price. This loss may be offset, however, in whole or part, by the premiums received on the writing of the two options.

Conversely, if the price of the security declines by a sufficient amount, the put will likely be exercised. The writing of straddles will likely be effective, therefore, only where the price of the security remains stable and neither the call nor the put is exercised. In those instances where one of the options is exercised, the loss on the purchase or sale of the underlying security may exceed the amount of the premiums received.

By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price above its then-current market value, resulting in a capital loss unless the security subsequently appreciates in value. The writing of options on securities will not be undertaken by a Fund solely for hedging purposes, and could involve certain risks which are not present in the case of hedging transactions. Moreover, even where options are written for hedging purposes, such transactions constitute only a partial hedge against declines in the value of portfolio securities or against increases in the value of securities to be acquired, up to the amount of the premium.

Each Fund may also purchase options for hedging purposes or to increase its return. Put options may be purchased to hedge against a decline in the value of portfolio securities. If such decline occurs, the put options will permit a Fund to sell the securities at the exercise price, or to close out the options at a profit. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

Each Fund may also purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. If such increase occurs, the call option will permit the Fund to purchase the securities at the exercise price, or to close out the options at a profit. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

Reset Options: In certain instances, each Fund may enter into options on U.S. Treasury securities which provide for periodic adjustment of the strike price and may also provide for the periodic adjustment of the premium during the term of each such option. Like other types of options, these transactions, which may be referred to as "reset" options or "adjustable strike" options grant the purchaser the right to purchase (in the case of a call) or sell (in the case of a put), a specified type of U.S. Treasury security at any time up to a stated expiration date (or, in certain instances, on such date). In contrast to other types of options, however, the price at which the underlying security may be purchased or sold under a "reset" option is determined at various intervals during the term of the option, and such price fluctuates from interval to interval based on changes in the market value of the underlying security. As a result, the strike price of a "reset" option, at the time of exercise, may be less advantageous than if the strike price had been fixed at the initiation of the option. In addition, the premium paid for the purchase of the option may be determined at the termination, rather than the initiation, of the option. If the premium is paid at termination, the Fund assumes the risk that (i) the premium may be less than the premium which would otherwise have been received at the initiation of the option because of such factors as the volatility in yield of the underlying Treasury security over the term of the option and adjustments made to the strike price of the option, and (ii) the option purchaser may default on its obligation to pay the premium at the termination of the option.


Options on Stock Indices: Each Fund may write (sell) covered call and put options and purchase call and put options on stock indices. In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."


Each Fund may cover call options on stock indices by owning securities whose price changes, in the opinion of the Adviser, are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional cash consideration segregated by the Fund) upon conversion or exchange of other securities in its portfolio. Where a Fund covers a call option on a stock index through ownership of securities, such securities may not match the composition of the index and, in that event, the Fund will not be fully covered and could be subject to risk of loss in the event of adverse changes in the value of the index. Each Fund may also cover call options on stock indices by holding a call on the same index and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is segregated by the Fund in liquid assets. Each Fund may cover put options on stock indices by segregating liquid assets with a value equal to the exercise price, or by holding a put on the same stock index and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is segregated by the Fund in liquid assets. Put and call options on stock indices may also be covered in such other manner as may be in accordance with the rules of the exchange on which, or the counterparty with which, the option is traded and applicable laws and regulations.


Each Fund will receive a premium from writing a put or call option, which increases the Fund's gross income in the event the option expires unexercised or is closed out at a profit. If the value of an index on which a Fund has written a call option falls or remains the same, the Fund will realize a profit in the form of the premium received (less transaction costs) that could offset all or a portion of any decline in the value of the securities it owns. If the value of the index rises, however, the Fund will realize a loss in its call option position, which will reduce the benefit of any unrealized appreciation in the Fund's stock investments. By writing a put option, a Fund assumes the risk of a decline in the index. To the extent that the price changes of securities owned by a Fund correlate with changes in the value of the index, writing covered put options on indices will increase a Fund's losses in the event of a market decline, although such losses will be offset in part by the premium received for writing the option.

Each Fund may also purchase put options on stock indices to hedge its investments against a decline in value. By purchasing a put option on a stock index, a Fund will seek to offset a decline in the value of securities it owns through appreciation of the put option. If the value of the Fund's investments does not decline as anticipated, or if the value of the option does not increase, the Fund's loss will be limited to the premium paid for the option plus related transaction costs. The success of this strategy will largely depend on the accuracy of the correlation between the changes in value of the index and the changes in value of the Fund's security holdings.


The purchase of call options on stock indices may be used by a Fund to attempt to reduce the risk of missing a broad market advance, or an advance in an industry or market segment, at a time when the Fund holds uninvested cash or short-term debt securities awaiting investment. When purchasing call options for this purpose, a Fund will also bear the risk of losing all or a portion of the premium paid if the value of the index does not rise. The purchase of call options on stock indices when a Fund is substantially fully invested is a form of leverage, up to the amount of the premium and related transaction costs, and involves risks of loss and of increased volatility similar to those involved in purchasing calls on securities the Fund owns.


The index underlying a stock index option may be a "broad-based" index, such as the Standard & Poor's 500 Index or the New York Stock Exchange Composite Index, the changes in value of which ordinarily will reflect movements in the stock market in general. In contrast, certain options may be based on narrower market indices, such as the Standard & Poor's 100 Index, or on indices of securities of particular industry groups, such as those of oil and gas or technology companies. A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks so included. The composition of the index is changed periodically.

"Yield Curve" Options: Each Fund may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.


Yield curve options may be used for the same purposes as other options on securities. Specifically, a Fund may purchase or write such options for hedging purposes. For example, a Fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the Adviser, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a Fund will be "covered." A call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and segregates liquid assets sufficient to cover the Fund's net liability under the two options. Therefore, a Fund's liability for such a covered option is generally limited to the difference between the amount of the Fund's liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed. Because these securities are traded over-the-counter, the SEC has taken the position that yield curve options are illiquid and, therefore, cannot exceed the SEC illiquidity ceiling.

Options:   The  staff  of  the  SEC  has  taken  the  position  that   purchased
over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed a certain percentage of the Fund's assets (the "SEC illiquidity ceiling"). Although the Adviser disagrees with this position, the Adviser intends to limit each Fund's writing of over-the-counter options in accordance with the following procedure. Except as provided below, the Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts which the Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula may also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written out-of-the-money. Each Fund will treat all or a part of the formula price as illiquid for purposes of the SEC illiquidity ceiling. Each Fund may also write over-the-counter options with non-primary dealers, including foreign dealers, and will treat the assets used to cover these options as illiquid for purposes of such SEC illiquidity ceiling.


Futures Contracts: Each Fund may purchase and sell futures contracts on stock indices, and may purchase and sell futures contracts on foreign currencies or indices of foreign currencies ("Futures Contracts"). The Special Opportunities Fund, the Convertible Securities Fund and the Real Estate Fund may purchase and sell futures contracts on foreign or domestic fixed income securities or indices of such securities including municipal bond indices and any other indices of foreign or domestic fixed income securities that may become available for trading. Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.


A Futures Contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument or foreign currency, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a Futures Contract provides for a specified settlement date on which, in the case of the majority of interest rate and foreign currency futures contracts, the fixed income securities or currency are delivered by the seller and paid for by the purchaser, or on which, in the case of stock index futures contracts and certain interest rate and foreign currency futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures Contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures Contracts call for settlement only on the expiration date and cannot be "exercised" at any other time during their term.

The purchase or sale of a Futures Contract differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the Futures Contract fluctuates, making positions in the Futures Contract more or less valuable - a process known as "mark-to-market."

Purchases or sales of stock index futures contracts are used to attempt to protect a Fund's current or intended stock investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out. In a substantial majority of these transactions, the Fund will purchase such securities upon termination of the futures position, but under unusual market conditions, a long futures position may be terminated without a related purchase of securities.

Interest rate Futures Contracts may be purchased or sold to attempt to protect against the effects of interest rate changes on a Fund's current or intended investments in fixed income securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, that Fund might enter into interest rate futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling some of the long-term bonds in that Fund's portfolio. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of that Fund's interest rate futures contracts would increase at approximately the same rate, thereby keeping the net asset value of that Fund from declining as much as it otherwise would have.

Similarly, if interest rates were expected to decline, interest rate futures contracts may be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices. Since the fluctuations in the value of the interest rate futures contracts should be similar to that of long-term bonds, a Fund could protect itself against the effects of the anticipated rise in the value of long-term bonds without actually buying them until the necessary cash became available or the market had stabilized. At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserves could then be used to buy long-term bonds on the cash market. A Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its interest rate risk without having to sell its portfolio securities.


As noted in the Prospectus, a Fund may purchase and sell foreign currency futures contracts for hedging purposes, to attempt to protect its current or intended investments from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, where it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts.


Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. Where a Fund purchases futures contracts under such circumstances, however, and the prices of securities to be acquired instead decline, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

Forward Contracts: Each Fund may enter into contracts for the purchase or sale of a specific currency at a future date at a price set at the time the contract is entered into (a "Forward Contract"), for hedging purposes as well as for non-hedging purposes. Each Fund may also enter into Forward Contracts for "cross-hedging" purposes as noted in the Prospectus. The Fund will enter into Forward Contracts for the purpose of protecting its current or intended investments from fluctuations in currency exchange rates.

A Forward Contract to sell a currency may be entered into where a Fund seeks to protect against an anticipated increase in the exchange rate for a specific currency which could reduce the dollar value of portfolio securities denominated in such currency. Conversely, the Fund may enter into a Forward Contract to purchase a given currency to protect against a projected increase in the dollar value of securities denominated in such currency which the Fund intends to acquire.


If a hedging transaction in Forward Contracts is successful, the decline in the value of portfolio securities or the increase in the cost of securities to be acquired may be offset, at least in part, by profits on the Forward Contract. Nevertheless, by entering into such Forward Contracts, the Fund may be required to forego all or a portion of the benefits which otherwise could have been obtained from favorable movements in exchange rates. Each Fund does not presently intend to hold Forward Contracts entered into until the Value Date, at which time it would be required to deliver or accept delivery of the underlying currency, but will seek in most instances to close out positions in such Contracts by entering into offsetting transactions, which will serve to fix the Fund's profit or loss based upon the value of the Contracts at the time the offsetting transaction is executed.

Each Fund has established procedures which require the use of segregated assets or "cover" in connection with the purchase and sale of such Contracts. In those instances in which the Fund satisfies this requirement through segregation of assets, it will segregate liquid assets which will be marked to market on a daily basis, in an amount equal to the value of its commitments under Forward Contracts.


Options on Futures Contracts: Each Fund also may purchase and write options to buy or sell those Futures Contracts in which it may invest ("Options on Futures Contracts") as described above under "Futures Contracts." Such investment strategies will be used for hedging purposes and for non-hedging purposes, subject to applicable law.

An Option on a Futures Contract provides the holder with the right to enter into a "long" position in the underlying Futures Contract in the case of a call option, or a "short" position in the underlying Futures Contract in the case of a put option, at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Upon exercise of the option by the holder, the contract market clearinghouse establishes a corresponding short position for the writer of the option, in the case of a call option, or a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of Futures Contracts, such as payment of initial and variation margin deposits. In addition, the writer of an Option on a Futures Contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

A position in an Option on a Futures Contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to the availability of a liquid secondary market, which is the purchase or sale of an option of the same Fund (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.


Options on Futures Contracts that are written or purchased by a Fund on U.S. exchanges are traded on the same contract market as the underlying Futures Contract, and, like Futures Contracts, are subject to regulation by the
Commodities Futures Trading Commission (the "CFTC") and the performance guarantee of the exchange clearinghouse. In addition, Options on Futures
Contracts may be traded on foreign exchanges. A Fund may cover the writing of call Options on Futures Contracts (a) through purchases of the underlying Futures Contract, (b) through ownership of the instrument, or instruments included in the index, underlying the Futures Contract, or (c) through the holding of a call on the same Futures Contract and in the same principal amount as the call written where the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is segregated by the Fund in liquid assets. A Fund may cover the writing of put Options on Futures
Contracts (a) through sales of the underlying Futures Contract, (b) through segregation of liquid assets in an amount equal to the value of the security or index underlying the Futures Contract, or (c) through the holding of a put on the same Futures Contract and in the same principal amount as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written or where the exercise price of the put held is less than the exercise price of the put written if the difference is segregated by the Fund in liquid assets. Put and call Options on Futures Contracts may also be covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Upon the exercise of a call Option on a Futures Contract written by a Fund, the Fund will be required to sell the underlying Futures Contract which, if the Fund has covered its obligation through the purchase of such Contract, will serve to liquidate its futures position. Similarly, where a put Option on a Futures Contract written by a Fund is exercised, the Fund will be required to purchase the underlying Futures Contract which, if the Fund has covered its obligation through the sale of such Contract, will close out its futures position.


The writing of a call option on a Futures Contract for hedging purposes constitutes a partial hedge against declining prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium, less related transaction costs, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a Futures Contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the Futures Contract. If the futures price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and the changes in the value of its futures positions, a Fund's losses from existing Options on Futures Contracts may to some extent be reduced or increased by changes in the value of portfolio securities.

Each Fund may purchase Options on Futures Contracts for hedging purposes instead of purchasing or selling the underlying Futures Contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, a Fund could, in lieu of selling Futures Contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or in part, by a profit on the option. Conversely, where it is projected that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, a Fund could purchase call Options on Futures Contracts, rather than purchasing the underlying Futures Contracts.

Options on Foreign Currencies: Each Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or Forward Contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, each Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates. Each Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received less related transaction costs. As in the case of other types of options, therefore, the writing of Options on Foreign Currencies will constitute only a partial hedge.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, each Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. Foreign currency options written by a Fund will generally be covered in a manner similar to the covering of other types of options. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

ADDITIONAL RISK FACTORS:

Options, Futures and Forward Transactions

Risk of imperfect correlation of hedging instruments with a Fund's portfolio. A Fund's ability effectively to hedge all or a portion of its portfolio through transactions in options, Futures Contracts, Options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant portion of the Fund's portfolio. In the case of futures and options based on an index, the portfolio will not duplicate the components of the index, and in the case of futures and options on fixed income securities, the portfolio securities which are being hedged may not be the same type of obligation underlying such contract. The use of Forward Contracts for "cross hedging" purposes may involve greater correlation risks. As a result, the correlation probably will not be exact. Consequently, the Fund bears the risk that the price of the portfolio securities being hedged will not move in the same amount or direction as the underlying index or obligation.

For example, if a Fund purchases a put option on an index and the index decreases less than the value of the hedged securities, the Fund would experience a loss which is not completely offset by the put option. It is also possible that there may be a negative correlation between the index or obligation underlying an option or Futures Contract in which the Fund has a position and the portfolio securities the Fund is attempting to hedge, which could result in a loss on both the portfolio and the hedging instrument. In addition, a Fund may enter into transactions in Forward Contracts or options on foreign currencies in order to hedge against exposure arising from the currencies underlying such instruments. In such instances, the Fund will be subject to the additional risk of imperfect correlation between changes in the value of the currencies underlying such forwards or options and changes in the value of the currencies being hedged. It should be noted that stock index futures contracts or options based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than options or futures based on a broad market index. This is due to the fact that a narrower index is more susceptible to rapid and extreme fluctuations as a result of changes in the value of a small number of securities. Nevertheless, where a Fund enters into transactions in options, or futures on narrowly-based indices for hedging purposes, movements in the value of the index should, if the hedge is successful, correlate closely with the portion of the Fund's portfolio or the intended acquisitions being hedged.

The trading of Futures Contracts, options and Forward Contracts for hedging purposes entails the additional risk of imperfect correlation between movements in the futures or option price and the price of the underlying index or obligation. The anticipated spread between the prices may be distorted due to the differences in the nature of the markets such as differences in margin requirements, the liquidity of such markets and the participation of speculators in the options, futures and forward markets. In this regard, trading by speculators in options, futures and Forward Contracts has in the past occasionally resulted in market distortions, which may be difficult or impossible to predict, particularly near the expiration of such contracts.

The trading of Options on Futures Contracts also entails the risk that changes in the value of the underlying Futures Contracts will not be fully reflected in the value of the option. The risk of imperfect correlation, however, generally tends to diminish as the maturity date of the Futures Contract or expiration date of the option approaches.

Further, with respect to options on securities, options on stock indices, options on currencies and Options on Futures Contracts, a Fund is subject to the risk of market movements between the time that the option is exercised and the time of performance thereunder. This could increase the extent of any loss suffered by a Fund in connection with such transactions.

In writing a covered call option on a security, index or futures contract, a Fund also incurs the risk that changes in the value of the instruments used to cover the position will not correlate closely with changes in the value of the option or underlying index or instrument. For example, where a Fund covers a call option written on a stock index through segregation of securities, such securities may not match the composition of the index, and the Fund may not be fully covered. As a result, the Fund could be subject to risk of loss in the event of adverse market movements.

The writing of options on securities, options on stock indices or Options on Futures Contracts constitutes only a partial hedge against fluctuations in the value of a Fund's portfolio. When a Fund writes an option, it will receive premium income in return for the holder's purchase of the right to acquire or dispose of the underlying obligation. In the event that the price of such obligation does not rise sufficiently above the exercise price of the option, in the case of a call, or fall below the exercise price, in the case of a put, the option will not be exercised and the Fund will retain the amount of the premium, less related transaction costs, which will constitute a partial hedge against any decline that may have occurred in the Fund's portfolio holdings or any increase in the cost of the instruments to be acquired.

Where the price of the underlying obligation moves sufficiently in favor of the holder to warrant exercise of the option, however, and the option is exercised, the Fund will incur a loss which may only be partially offset by the amount of the premium it received.

Moreover, by writing an option, a Fund may be required to forego the benefits which might otherwise have been obtained from an increase in the value of portfolio securities or other assets or a decline in the value of securities or assets to be acquired. In the event of the occurrence of any of the foregoing adverse market events, a Fund's overall return may be lower than if it had not engaged in the hedging transactions.

The Funds may enter  transactions  in  options  (except  for  Options on Foreign
Currencies), Futures Contracts, Options on Futures Contracts and Forward Contracts for non-hedging purposes as well as hedging purposes. Non-hedging transactions in such investments involve greater risks and may result in losses which may not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. The Funds will only write covered options, such that cash or securities necessary to satisfy an option exercise will be segregated at all times, unless the option is covered in such other manner as may be in accordance with the rules of the exchange on which the option is traded and applicable laws and regulations. Nevertheless, the method of covering an option employed by a Fund may not fully protect it against risk of loss and, in any event, the Fund could suffer losses on the option position which might not be offset by corresponding portfolio gains. Entering into transactions in Futures Contracts, Options on Futures Contracts and Forward Contracts for other than hedging purposes could expose the Fund to significant risk of loss if foreign currency exchange rates do not move in the direction or to the extent anticipated.

With respect to the writing of straddles on securities, a Fund incurs the risk that the price of the underlying security will not remain stable, that one of the options written will be exercised and that the resulting loss will not be offset by the amount of the premiums received. Such transactions, therefore, create an opportunity for increased return by providing a Fund with two simultaneous premiums on the same security, but involve additional risk, since the Fund may have an option exercised against it regardless of whether the price of the security increases or decreases.

Risk of a potential lack of a liquid secondary market. Prior to exercise or expiration, a futures or option position can only be terminated by entering into a closing purchase or sale transaction. This requires a secondary market for such instruments on the exchange on which the initial transaction was entered into. While the Funds will enter into options or futures positions only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular contracts at any specific time. In that event, it may not be possible to close out a position held by a Fund, and the Fund could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. Under such circumstances, if the Fund has insufficient cash available to meet margin requirements, it will be necessary to liquidate portfolio securities or other assets at a time when it is disadvantageous to do so. The inability to close out options and futures positions, therefore, could have an adverse impact on the Fund's ability effectively to hedge its portfolio, and could result in trading losses.

The liquidity of a secondary market in a Futures Contract or option thereon may be adversely affected by "daily price fluctuation limits," established by exchanges, which limit the amount of fluctuation in the price of a contract during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures or option positions and requiring traders to make additional margin deposits. Prices have in the past moved to the daily limit on a number of consecutive trading days.

The trading of Futures Contracts and options is also subject to the risk of trading halts, suspensions, exchange or clearinghouse equipment failures, government intervention, insolvency of a brokerage firm or clearinghouse or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Margin. Because of low initial margin deposits made upon the opening of a futures or forward position and the writing of an option, such transactions involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. Where a Fund enters into such transactions for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities or other assets held by the Fund or decreases in the prices of securities or other assets the Fund intends to acquire. Where a Fund enters into such transactions for other than hedging purposes, the margin requirements associated with such transactions could expose the Fund to greater risk.

Trading and position limits. The exchange on which futures and options are traded may impose limitations governing the maximum number of positions on the same side of the market and involving the same underlying instrument which may be held by a single investor, whether acting alone or in concert with others (regardless of whether such contracts are held on the same or different exchanges or held or written in one or more accounts or through one or more brokers). Further, the CFTC and the various contract markets have established limits referred to as "speculative position limits" on the maximum net long or net short position which any person may hold or control in a particular futures or option contract. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser does not believe that these trading and position limits will have any adverse impact on the strategies for hedging the portfolios of the Fund.

Risks of Options on Futures Contracts. The amount of risk a Fund assumes when it purchases an Option on a Futures Contract is the premium paid for the option, plus related transaction costs. In order to profit from an option purchased, however, it may be necessary to exercise the option and to liquidate the underlying Futures Contract, subject to the risks of the availability of a liquid offset market described herein. The writer of an Option on a Futures Contract is subject to the risks of commodity futures trading, including the requirement of initial and variation margin payments, as well as the additional risk that movements in the price of the option may not correlate with movements in the price of the underlying security, index, currency or Futures Contract.

Risks of transactions related to foreign currencies and transactions not conducted on U.S. exchanges. Transactions in Forward Contracts on foreign currencies, as well as futures and options on foreign currencies and
transactions  executed  on  foreign  exchanges,   are  subject  to  all  of  the
correlation, liquidity and other risks outlined above. In addition, however, such transactions are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by a Fund. Further, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

Further, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying contracts thereon. As a result, the available information on which trading systems will be based may not be as complete as the comparable data on which a Fund makes investment and trading decisions in connection with other transactions. Moreover, because the foreign currency market is a global, 24-hour market, events could occur in that market which will not be reflected in the forward, futures or options market until the following day, thereby making it more difficult for the Fund to respond to such events in a timely manner.

Settlements of exercises of over-the-counter Forward Contracts or foreign currency options generally must occur within the country issuing the underlying currency, which in turn requires traders to accept or make delivery of such currencies in conformity with any U.S. or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

Unlike transactions entered into by a Fund in Futures Contracts and exchange-traded options, options on foreign currencies, Forward Contracts and over-the-counter options on securities are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of Forward Contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of a Fund's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Fund. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and a Fund could be required to retain options purchased or written, or Forward Contracts entered into, until exercise, expiration or maturity. This in turn could limit the Fund's ability to profit from open positions or to reduce losses experienced, and could result in greater losses.


Further, over-the-counter transactions are not subject to the guarantee of an exchange clearinghouse, and a Fund will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue their role as market-makers in a particular currency or security, thereby restricting the Fund's ability to enter into desired hedging transactions. A Fund will enter into an over-the-counter transaction only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

Options on securities, options on stock indices, Futures Contracts, Options on Futures Contracts and options on foreign currencies may be traded on exchanges located in foreign countries. Such transactions may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. As a result, many of the risks of over-the-counter trading may be present in connection with such transactions.


Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


Policies on the use of futures and options on futures contracts. In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the CFTC require that a Fund enter into transactions in Futures Contracts, Options on Futures Contracts and Options on Foreign Currencies traded on a CFTC-regulated exchange only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for hedging purposes, provided that the aggregate initial margin and premiums to establish such non-bona fide hedging positions does not exceed 5% of the liquidation value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into, and excluding, in computing such 5%, the in-the-money amount with respect to an option that is in-the-money at the time of purchase.


Risks of investing in Lower Rated Bonds


The Special Opportunities Fund, the Convertible Securities Fund, the Science and Technology Fund and the Real Estate Fund may invest in fixed income securities, and may invest in convertible securities, rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Services ("S&P"), Fitch IBCA, Inc. ("Fitch") or Duff & Phelps Credit Rating Co. ("Duff & Phelps"), and comparable unrated securities. These securities, while normally exhibiting adequate protection parameters, have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities.

These Funds may also invest in fixed income securities rated Ba or lower by Moody's or BB or lower by S&P, Fitch or Duff & Phelps, and comparable unrated securities (commonly known as "junk bonds") to the extent described in the Prospectus. No minimum rating standard is required by a Fund. These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of such securities) and may involve greater volatility of price (especially during periods of economic uncertainty or change) than securities in the higher rating categories and because yields vary over time, no specific level of income can ever be assured. These lower rated high yielding fixed income securities generally tend to reflect economic changes (and the outlook for economic growth), short-term corporate and industry developments and the market's perception of their credit quality (especially during times of adverse publicity) to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates (although these lower rated fixed income securities are also affected by changes in interest rates). In the past, economic downturns or an increase in interest rates have, under certain circumstances, caused a higher incidence of default by the issuers of these securities and may do so in the future, especially in the case of highly leveraged issuers. The prices for these securities may be affected by legislative and regulatory developments. The market for these lower rated fixed income securities may be less liquid than the market for investment grade fixed income securities. Furthermore, the liquidity of these lower rated securities may be affected by the market's perception of their credit quality. Therefore, the Adviser's judgment may at times play a greater role in valuing these securities than in the case of investment grade fixed income securities, and it also may be more difficult during times of certain adverse market conditions to sell these lower rated securities to meet redemption requests or to respond to changes in the market.


While the Adviser may refer to ratings issued by established credit rating agencies, it is not a Fund's policy to rely exclusively on ratings issued by these rating agencies, but rather to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. To the extent a Fund invests in these lower rated securities, the achievement of its investment objectives may be a more dependent on the Adviser's own credit analysis than in the case of a fund investing in higher quality fixed income securities. These lower rated securities may also include zero coupon bonds, deferred interest bonds and PIK bonds.

                    --------------------------------

The policies stated above are not fundamental and may be changed without shareholder approval, as may each Fund's investment objective.

Investment Restrictions.


Each Fund has adopted the following restrictions which cannot be changed without the approval of the holders of a majority of a Fund's shares (which, as used in this SAI, means the lesser of (i) more than 50% of the outstanding shares of the Trust or a series or class, as applicable or (ii) 67% or more of the outstanding shares of the Trust or a series or class, as applicable, present at a meeting at which holders of more than 50% of the outstanding shares of the Trust or a series or class, as applicable are represented in person or by proxy). Except for Investment Restriction (1) regarding borrowing and non-fundamental investment policy (1) regarding illiquid securities, these investment restrictions and policies are adhered to at the time of purchase of utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy.


Each Fund may not:

(1) borrow amounts in excess of 331/3 of its total assets including amounts borrowed;


(2) underwrite securities issued by other persons except insofar as a Fund may technically be deemed an underwriter under the Securities Act of 1933 ("1933 Act") in selling a portfolio security;

(3) issue any senior securities except as permitted by the 1940 Act; for purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts, Options, Options on Stock Indices and Options on Foreign Currencies), short sale, Forward Contracts,
Futures  Contracts,   any  other  type  of
futures contract, and collateral arrangements with respect to initial and variation margin, are not deemed to be the issuance of a senior security; or

(4) make loans to other persons; for these purposes, the purchase of short-term commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of a Fund's assets in repurchase agreements, shall not be considered the making of a loan.

Each Fund except the Real Estate Fund may not:

(5) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) in the ordinary course of its business. Each Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) acquired as a result of the ownership of securities;

(6) purchase any securities of an issuer of a particular industry, if as a result, more than 25% of its gross assets would be invested in securities of issuers whose principal business activities are in the same industry (except obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements collateralized by such obligations).

The Real Estate Fund may not:

(7) purchase or sell interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) in the ordinary course of its business. Each Fund reserves the freedom of action to hold and to sell mineral leases, commodities or commodity contracts (including Options, Options on Futures Contracts, Options on Stock Indices, Options on Foreign Currency and any other type of option, Futures Contracts, any other type of futures contract, and Forward Contracts) acquired as a result of the ownership of securities;

(8) purchase any security of, as a result, more than 25% of its total assets would be invested in the securities of companies having their principal business activities in the same industry, except that the Fund will invest more than 25% of its total assets in the real estate industry (this limitation does not apply to securities issued or guaranteed by the United States government or its agencies or instrumentalities).

In addition, each Fund will not, as a matter of nonfundamental policy which may be changed without shareholder approval (only policies (1), (3) (8) and (9) apply to the Real Estate Fund):


     (1) invest in illiquid investments, including securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, where no market exists), if more than 15% of a Fund's net assets (taken at market value) would be invested in such securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of a Fund's limitation on investment in illiquid securities. Securities that are not registered under the 1933 Act and sold in reliance on Rule 144A thereunder, but are determined to be liquid by the Trust's Board of Trustees (or its delegee), will not be subject to this 15% limitation;

     (2) invest more than 15% of the value of a Fund's net assets, valued at the lower of cost or market, in warrants. Included within such amount, but not to exceed 10% of the value of a Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchange; warrants acquired by a Fund in units or attached to securities may be deemed to be without value;

     (3)  invest for the purpose of exercising control or management;

     (4) purchase securities issued by any other investment company in excess of the amount permitted by the 1940 Act; currently, each Fund does not intend to invest more than 5% of its net assets in such securities;

     (5) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of each Fund, or is an officer or a director of the investment adviser of each Fund, if one or more of such persons also owns beneficially more than 1/2 of 1% of the securities of such issuer, and such persons owning more than 1/2 of 1% of such securities together own beneficially more than 5% of such securities;

     (6) purchase any securities or evidences of interest therein on margin, except that a Fund may obtain such short-term credit as may be necessary for the clearance of any transaction and except that a Fund may make margin deposits in connection with any type of option
          (including Options on Futures Contracts, Options, Options on Stock Indices and Options on Foreign Currencies), any short sale, any type of futures contract (including Futures Contracts), and Forward Contracts;

     (7) invest more than 5% of its gross assets in companies which, including predecessors, controlling persons, sponsoring entities, general partners and guarantors, have a record of less than three years' continuous operation or relevant business experience;

     (8) pledge, mortgage or hypothecate in excess of 33 1/3% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts, Options, Options on Stock Indices and Options on Foreign Currencies), any short sale, any type of futures contract (including Futures Contracts), Forward Contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets;

     (9)  purchase  or sell any put or call option or any  combination  thereof, provided that this shall not prevent (a) the purchase, ownership, holding or sale of (i) warrants where the grantor of the warrants is the issuer of the underlying securities or (ii) put or call options or combinations thereof with respect to securities, indexes of securities, Options on Foreign Currencies or any type of futures contract (including Futures Contracts) or (b) the purchase, ownership, holding or sale of contracts for the future delivery of securities or currencies; or


     (10) invest 25% or more of the market value of its total assets in securities of issuers in any one industry; provided that the Real Estate Fund may invest 25% or more of the market value of the total assets in the real estate industry.


3.       MANAGEMENT OF THE FUNDS

The Trust's Board of Trustees provides broad supervision over the affairs of each Fund. The Adviser is responsible for the investment management of each Fund's assets, and the officers of the Trust are responsible for its operations. The Trustees and officers are listed below, together with their ages and principal occupations during the past five years.
(Their titles may have varied during that period.)
Trustees

RICHARD B. BAILEY* (born 9/14/26)
Private Investor; Massachusetts Financial Services
     Company, former Chairman (prior to September 30,
     1991); Cambridge Bancorp, Director; Cambridge Trust
     Company, Director

MARSHALL N. COHAN (born 11/14/26)
Private Investor
Address:  2524 Bedford Mews Drive, Wellington, Florida

LAWRENCE H. COHN, M.D.  (born 3/11/37)
Brigham and Women's Hospital, Chief of Cardiac
     Surgery; Harvard Medical School, Professor of
     Surgery
Address:  75 Francis Street, Boston, Massachusetts

THE HON. SIR J. DAVID GIBBONS, KBE (born 6/15/27)
     Edmund Gibbons Limited, Chief Executive
     Officer; The Bank of N.T.  Butterfield & Son Ltd.,
     Chairman
Address:  21 Reid Street, Hamilton, Bermuda

ABBY M. O'NEILL (born 4/27/28)
     Private Investor; Rockefeller Financial Services,
     Inc. (investment advisers), Director
Address:  30 Rockefeller Plaza, Room 5600, New York, New York

WALTER E. ROBB, III (born 8/18/26)
Benchmark Advisors, Inc. (corporate financial consultants), President and Treasurer; Benchmark
     Consulting Group, Inc. (office services), President;
     Landmark Funds (mutual funds), Trustee
Address:  110 Broad Street, Boston, Massachusetts

ARNOLD D. SCOTT* (born 12/16/42)
Massachusetts Financial Services Company, Senior
     Executive Vice President and Secretary

JEFFREY L. SHAMES*(born 6/2/55)

Massachusetts Financial Services Company, Chairman and
     President


J. DALE SHERRATT (born 9/23/38)
Insight Resources, Inc. (acquisition planning
     specialists), President
Address:  One Liberty Square, Boston, Massachusetts

WARD SMITH (born 9/13/30)
NACCO Industries (holding company), Chairman
     (prior to June 1994); Sundstrand Corporation (diversified mechanical manufacturer), Director; Society Corporation (bank holding company), Director (prior to April 1992); Society National Bank (commercial bank), Director (prior to April 1992)
Address:  36080 Shaker Blvd., Hunting Valley, Ohio

Officers

W. THOMAS LONDON,* Treasurer (born 3/1/44)
Massachusetts Financial Services Company, Senior Vice
     President

JAMES O. YOST,* Assistant Treasurer (born 6/12/60)
Massachusetts Financial Services Company, Vice President


MARK E. BRADLEY,* Assistant Treasurer (born
     11/23/59)
Massachusetts  Financial  Services  Company,  Vice President (since March 1997);
     Putnam Investments, Vice President (from September 1994 until March 1997); Ernst & Young, Senior Tax Manager (prior to September 1994).



ELLEN M. MOYNIHAN,* Assistant Treasurer (born
     11/13/57)
Massachusetts Financial Services Company, Vice President (since September 1996);
     Deloitte & Touche, LLP, Senior Manager (prior to September 1996).


STEPHEN E. CAVAN,* Secretary and Clerk (born
     11/6/53)
Massachusetts Financial Services Company, Senior Vice
     President, General Counsel and Assistant Secretary


JAMES R. BORDEWICK, JR.,* Assistant Secretary (born
     3/6/59)
Massachusetts Financial Services Company, Senior Vice
     President and Associate General Counsel

                    ---------------------------------------

* "Interested persons" (as defined in the 1940 Act) of the Adviser, whose address is 500 Boylston Street, Boston, Massachusetts 02116.



Each Trustee and officer holds comparable positions with certain affiliates of MFS or with certain other funds of which MFS or a subsidiary is the investment adviser or distributor. Messrs. Shames and Scott, Directors of MFD, and Mr. Cavan, the Secretary of MFD, hold similar positions with certain other MFS affiliates. Mr. Bailey is a Director of Sun Life Assurance Company of Canada (U.S.) ("Sun Life of Canada (U.S.)"), the corporate parent of MFS. While each Fund pays the compensation of the non-interested Trustees and Mr. Bailey, the Trustees are currently waiving their rights to receive such fees.


Each Fund has adopted a retirement plan for non-interested Trustees and Mr. Bailey. Under this plan, a Trustee will retire upon reaching age 75 and if the Trustee has completed at least 5 years of service, he would be entitled to annual payments during his lifetime of up to 50% of such Trustee's average annual compensation (based on the three years prior to his retirement) depending on his length of service. A Trustee may also retire prior to age 75 and receive reduced payments if he has completed at least 5 years of service. Under the plan, a Trustee (or his beneficiaries) will also receive benefits for a period of time in the event the Trustee is disabled or dies. These benefits will also be based on the Trustee's average annual compensation and length of service. There is no retirement plan provided by the Trust for Messrs. Scott and Shames. Each Fund will accrue its allocable portion of compensation expenses under the retirement plan each year to cover the current year's service and amortize past service cost.


--------------------------------------------------------------------------------
                               TRUSTEE COMPENSATION TABLE
--------------------------------------------------------------------------------

                         RETIREMENT                  TOTAL
             TRUSTEE      BENEFIT                   TRUSTEE
              FEES        ACCRUED      ESTIMATED     FEES
              FROM        AS PART      CREDITED      FROM
              EACH        OF FUND      YEARS OF      FUND
 TRUSTEE     FUND(1)    EXPENSE(1)    SERVICE(2)   COMPLEX(3)

Richard       $0           $0              6       $247,168
B. Bailey

               0            0              6       149,258
Marshall
N. Cohan

Lawrence       0            0             16       136,508
H. Cohn

Sir J.         0            0              6       136,508
David
Gibbons

Abby M.        0            0              7       123,758
O'Neill

Walter E.      0            0              6       149,258
Robb, III

Arnold D.      0            0            N/A             0
Scott

Jeffrey        0            0            N/A             0
L. Shames

J. Dale        0            0             18       149,258
Sherratt

Ward Smith     0            0             10       149,258

1)   For the fiscal year ending August 31, 1997.
2)   Based upon normal retirement age (75).
3) For calendar year 1996. All non-interested Trustees served as Trustees of 41 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $14.97 billion) while

     Mr. Bailey served as Trustee of 81 funds within the MFS fund complex (having aggregate net assets at December 31, 1996, of approximately $38.48 billion).


As of February 28, 1998, the Trustees and officers as a group owned 23,318.062 Class A shares of the Core Growth Fund, or 10.68% of the Core Growth Fund, and less than 1% of each other Fund, not including the following Class I shares of each Fund owned of record by certain employee benefit plans of MFS of which Messrs. Scott and Shames are Trustees:


                               Number of
            Fund             Class I Shares    % of Fund


Core Growth                  124,114.209         56.87%
Special Opportunities        131,845.735         46.61%
Convertible Securities         3,851.932         6.79%
Blue Chip                     22,276.093         35.04%
Science and Technology       140,370.207         63.56%


See Appendix B for a list of record owners who owned more than 5% of a Fund.

The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liabilities of the Trust or its shareholders, it is determined that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or with respect to any matter, unless it is adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined pursuant to the Declaration of Trust, that they have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Investment Adviser


MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Holdings, Inc., which is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada ("Sun Life").

Investment Advisory Agreement -- The Adviser manages each Fund pursuant to separate Investment Advisory Agreements, dated January 2, 1996, with respect to the Core Growth Fund and the Special Opportunities Fund, January 2, 1997, with respect to the Convertible Securities Fund, the Blue Chip Fund and the Science and Technology Fund, and March 16, 1998 with respect to the Real Estate Fund (the "Advisory Agreements"). Under the Advisory Agreements, the Adviser provides each Fund with overall investment advisory services. Subject to such policies as the Trustees may determine, the Adviser makes investment decisions for each Fund. For these services, the Adviser receives an annual management fee, computed and paid monthly, as disclosed in the Prospectus under the heading "Management of the Funds."


For the period from the commencement of investment of operations to the fiscal year end of August 31, 1997, the Adviser waived its right to receive management fees from each Fund. The Adviser is currently waiving its right to receive its management fee from each Fund.

The Adviser pays the compensation of the Trust's officers and of any Trustee who is an officer of the Adviser.

Each Advisory Agreement will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's shares (as defined in "Investment Objective, Policies and Restrictions") and, in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party.

Each Advisory Agreement terminates automatically if it is assigned and may be terminated without penalty by vote of a majority of the Fund's shares (as defined in "Investment Objectives, Policies and Restrictions"), or by either party on not more than 60 days' nor less than 30 days' written notice. Each Advisory Agreement provides that if MFS ceases to serve as the Adviser to the Fund, the Fund will change its name so as to delete the initials "MFS" and that MFS may render services to others and may permit other fund clients to use the initials "MFS" in their names. Each Advisory Agreement also provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Advisory Agreement.

Administrator

MFS provides the Fund with certain financial, legal, compliance, shareholder communications and other administrative services pursuant to a Master Administrative Services Agreement dated March 1, 1997, as amended. Under this Agreement, the Fund pays MFS an administrative fee of up to 0.015% per annum of the Fund's average daily net assets. This fee reimburses MFS for a portion of the costs it incurs to provide such services. For the period from March 1, 1997 through August 31, 1997,

MFS received fees under the Administrative Services Agreement as follows:

    Core Growth Fund                        $ 27
    Special Opportunities Fund               276
    Convertible Securities Fund               44
    Blue Chip Fund                            52
    Science and Technology Fund              166

Custodian

State Street Bank and Trust Company (the "Custodian") is the custodian of each Fund's assets. The Custodian's responsibilities include safekeeping and controlling each Fund's cash and securities, handling the receipt and delivery of securities, determining income and collecting interest and dividends on each Fund's investments, maintaining books of original entry for portfolio and fund accounting and other required books and accounts, and calculating the daily net asset value of each class of shares of each Fund. The Custodian does not determine the investment policies of each Fund or decide which securities a Fund will buy or sell. Each Fund may, however, invest in securities of the Custodian and may deal with the Custodian as principal in securities transactions. The Custodian also acts as the dividend disbursing agent of each Fund.

Shareholder Servicing Agent


MFS Service Center, Inc. (the "Shareholder Servicing Agent"), a wholly owned subsidiary of MFS, is each Fund's shareholder servicing agent, pursuant to Shareholder Servicing Agreement dated September 10, 1986, as amended (the
"Agency Agreement"), with the Trust. The Shareholder Servicing Agent's responsibilities under the Agency Agreement include administering and performing transfer agent functions and the keeping of records in connection with the issuance, transfer and redemption of each class of shares of each Fund. For these services, the Shareholder Servicing Agent will receive a fee calculated as a percentage of the average daily net assets of each Fund at an effective annual rate of 0.1125%. In addition, the Shareholder Servicing Agent will be reimbursed by each Fund for certain expenses incurred by the Shareholder Servicing Agent on behalf of the Fund. The Custodian has contracted with the Shareholder Servicing Agent to perform certain dividend and distribution disbursing agent functions for the Fund.


Distributor

MFD, a wholly owned subsidiary of MFS, serves as distributor for the continuous offering of shares of each Fund pursuant to a Distribution Agreement with the Trust dated as of January 1, 1995 (the "Distribution Agreement").

Class A Shares: MFD acts as agent in selling Class A shares of each Fund to dealers. The public offering price of Class A shares of each Fund is their net asset value next computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of a Class A share of each Fund is calculated by dividing the net asset value of a Class A share by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase (see "Purchases" in the Prospectus). The sales charge scale set forth in the Prospectus applies to purchases of Class A shares of each Fund alone or in combination with shares of all classes of certain other funds in the MFS Family of Funds (the "MFS Funds") and other funds (as noted under Right of Accumulation) by any person, including members of a family unit (e.g., husband, wife and minor children) and bona fide trustees, and also applies to purchases made under the Right of Accumulation or a Letter of Intent (see "Investment and Withdrawal Programs" below). A group might qualify to obtain quantity sales charge discounts (see "Investment and Withdrawal Programs" below).

Class A shares of each Fund may be sold at their net asset value to certain persons and in certain instances, as described in the Prospectus. Such sales are made without a sales charge to promote good will with employees and others with whom MFS, MFD and/or a Fund have business relationships, and because the sales effort, if any, involved in making such sales is negligible.


MFD allows discounts to dealers (which are alike for all dealers) from the applicable public offering price of the Class A shares. Dealer allowances expressed as a percentage of offering price for all offering prices are set forth in the Prospectus (see "Purchases" in the Prospectus). The difference between the total amount invested and the sum of (a) the net proceeds to a Fund and (b) the dealer commission, is the commission paid to the distributor. Because of rounding in the computation of offering price, the portion of the sales charge paid to the distributor may vary and the total sales charge may be more or less than the sales charge calculated using the sales charge expressed as a percentage of the offering price or as a percentage of the net amount invested as listed in the Prospectus. In the case of the maximum sales charge, the dealer retains 4.00% (5.00% for the Real Estate Fund) and MFD retains approximately 3/4 of 1% of the public offering price. MFD, on behalf of each Fund, pays a commission to dealers who initiate and are responsible for purchases of $1 million or more as described in the Prospectus.


Class B Shares, Class C Shares and Class I Shares: MFD acts as agent in selling Class B, Class C shares and Class I shares of each Fund. The public offering price of Class B, Class C and Class I shares is their net asset value next computed after the sale (see "Purchases" in the

Prospectus and the Prospectus supplement pursuant to which Class I shares are offered).

GENERAL: Neither MFD nor dealers are permitted to delay placing orders to benefit themselves by a price change. On occasion, MFD may obtain brokers loans from various banks, including the custodian banks for the MFS Funds, to facilitate the settlement of sales of shares of a Fund to dealers. MFD may benefit from its temporary holding of funds paid to it by investment dealers for the purchase of Fund shares.

The Distribution Agreement will remain in effect until August 1, 1998 and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Trust's shares (as defined in "Investment Objective, Policies and Restrictions -- Investment Restrictions") and in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party. The Distribution Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on not more than 60 days' nor less than 30 days' notice.

4.       PORTFOLIO TRANSACTIONS AND
         BROKERAGE COMMISSIONS

Specific decisions to purchase or sell securities for the Funds are made by persons affiliated with the Adviser. Any such person may serve other clients of the Adviser, or any subsidiary of the Adviser, in a similar capacity. Changes in each Fund's investments are reviewed by the Board of Trustees.

The primary consideration in placing portfolio security transactions is execution at the most favorable prices. The Adviser has complete freedom as to the markets in and broker-dealers through which it seeks this result. In the U.S. and in some other countries debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries both debt and equity securities are traded on exchanges at fixed commission rates. The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. The Adviser normally seeks to deal directly with the primary market makers or on major exchanges unless, in its opinion, better prices are available elsewhere. Subject to the requirement of seeking execution at the best available price, securities may, as authorized by the Advisory Agreement, be bought from or sold to dealers who have furnished statistical, research and other information or services to the Adviser. At present no arrangements for the recapture of commission payments are in effect. Consistent with the foregoing primary consideration, the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD") and such other policies as the Trustees may determine, the Adviser may consider sales of shares of a Fund and of the other investment company clients of MFD as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Under an Advisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Adviser may cause a Fund to pay a broker-dealer which provides brokerage and research services to the Adviser, an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction, if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or their respective overall responsibilities to the Fund or to their other clients. Not all of such services are useful or of value in advising a Fund. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

Although commissions paid on every transaction will, in the judgment of the Adviser, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of a Fund and the Adviser's other clients in part for providing advice as to the availability  of  securities  or of  purchasers  or  sellers of  securities  and services in effecting securities transactions and performing functions incidental thereto, such as clearance and settlement.

Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of a Fund. The Trustees (together with the Trustees of the other MFS Funds) have directed the Adviser to allocate a total of $50,980 of commission business from the MFS Funds to the Pershing Division of Donaldson Lufkin & Jenrette as consideration for the annual renewal of certain publications provided by Lipper Analytical Securities Corporation (which provides information useful to the Trustees in reviewing the relationship between a Fund and the Adviser).

The Adviser's investment management personnel attempt to evaluate the quality of Research provided by brokers. The Adviser sometimes uses evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions.

The management fee of the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research service. To the extent a Fund's portfolio transactions are used to obtain brokerage and research services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid for such portfolio transactions, or for such portfolio transactions and research, by an amount which cannot be presently determined. Such services would be useful and of value to the Adviser in serving both a Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Adviser in carrying out its obligations to the Fund. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff.

For the fiscal year ended August 31, 1996, the Core Growth Fund and the Special Opportunities Fund paid total brokerage commissions on total transactions as follows:

                              TOTAL              TOTAL
                           COMMISSIONS         TRANSACTIONS

Core Growth Fund             $ 1,544          $ 1,398,932

Special Opportunities        $ 3,451          $ 2,016,503
Fund

For the fiscal year ended August 31, 1997, each Fund paid total brokerage commissions on total transactions as follows:

                                TOTAL            TOTAL
                           COMMISSIONS       TRANSACTIONS

Core Growth Fund                $28,023         $30,215,165

Special Opportunities            11,536           4,989,040
Fund

Convertible Securities              470             454,617
Fund

Blue Chip Fund                      700             894,218

Science and Technology           22,821          25,892,757
Fund

During the fiscal year ended August 31, 1997, the following Funds acquired and retained securities issued by the following regular broker-dealers or affiliates of regular broker-dealers of such Fund and such securities had the following value as of August 31, 1997:

                                                 Value at
         Fund              Broker-Dealer          8/31/97

Core Growth Fund       Morgan Stanley, Dean     $14,438
                       Witter, Discover & Co.

Special Opportunities  Donaldson, Lufkin &       19,000
Fund                   Jenrette, Inc.

Blue Chip Fund         General Electric Co.      16,250

Convertible Securities General Electric Co.       2,500
Fund

Convertible Securities Merrill Lynch, Pierce     12,975
Fund                   Fenner & Smith

Convertible Securities Merrill Lynch, Pierce      5,606
Fund                   Fenner & Smith

In certain instances there may be securities which are suitable for a Fund's portfolio as well as for that of one or more of the other clients of the Adviser or any subsidiary of the Adviser. Investment decisions for a Fund and for such other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by the adviser to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. In other cases, however, a Fund believes that its ability to participate in volume transactions will produce better executions for the Fund.

5.       SHAREHOLDER SERVICES

Investment and Withdrawal Programs -- Each Fund makes available the following programs designed to enable shareholders to add to their investment or withdraw from it with a minimum of paper work. These are described below and, in certain cases, in the Prospectus. The programs involve no extra charge to shareholders (other than a sales charge in the case of certain Class A share purchases) and may be changed or discontinued at any time by a shareholder or a Fund.

         Letter of Intent: If a shareholder (other than a group purchaser described below) anticipates purchasing $100,000 or more of Class A shares of a Fund alone or in combination with shares of any class of MFS Funds or MFS Fixed Fund (a bank collective investment fund) within a 13-month period (or 36-month period, in the case of purchases of $1 million or more), the shareholder may obtain Class A shares of the Fund at the same reduced sales charge as though the total quantity were invested in one lump sum by completing the Letter of Intent section of the Account Application or filing a separate Letter of Intent application (available from the Shareholder Servicing Agent) within 90 days of the commencement of purchases. Subject to acceptance by MFD and the conditions mentioned below, each purchase will be made at a public offering price applicable to a single transaction of the dollar amount specified in the Letter of Intent application. The shareholder or his dealer must inform MFD that the Letter of Intent is in effect each time shares are purchased. The shareholder makes no commitment to purchase additional shares, but if his purchases within 13 months (or 36 months in the case of purchases of $1 million or more) plus the value of shares credited toward completion of the Letter of Intent do not total the sum specified, he will pay the increased amount of the sales charge as described below. Instructions for issuance of shares in the name of a person other than the person signing the Letter of Intent application must be accompanied by a written statement from the dealer stating that the shares were paid for by the person signing such Letter. Neither income dividends nor capital gain distributions taken in additional shares will apply toward the completion of the Letter of Intent. Dividends and distributions of other MFS Funds automatically reinvested in shares of a Fund pursuant to the Distribution Investment Program will also not apply toward completion of the Letter of Intent.

Out of the shareholder's initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in the Letter of Intent application shall be held in escrow by the Shareholder Servicing Agent in the form of shares registered in the shareholder's name. All income dividends and capital gain distributions on escrowed shares will be paid to the shareholder or to his order. When the minimum investment so specified is completed (either prior to or by the end of the 13-month period or 36-month period, as applicable), the shareholder will be notified and the escrowed shares will be released.

If the intended investment is not completed, the Shareholder Servicing Agent will redeem an appropriate number of the escrowed shares in order to realize such difference. Shares remaining after any such redemption will be released by the Shareholder Servicing Agent. By completing and signing the Account Application or separate Letter of Intent application, the shareholder irrevocably appoints the Shareholder Servicing Agent his attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

         Right of Accumulation: A shareholder qualifies for cumulative quantity discounts on the purchase of Class A shares when his new investment, together with the current offering price value of all holdings of Class A, Class B and Class C shares of that shareholder in the MFS Funds or MFS Fixed Fund reaches a discount level. See "Purchases" in the Prospectus for the sales charges on quantity discounts. For example, if a shareholder owns shares with a current offering price value of $75,000 and purchases an additional $25,000 of Class A shares of a Fund, the sales charge for the $25,000 purchase would be at the rate of 4.00% (the rate applicable to single transactions of $100,000). A shareholder must provide the Shareholder Servicing Agent (or his investment dealer must provide MFD) with information to verify that the quantity sales charge discount is applicable at the time the investment is made.

         Subsequent Investment by Telephone: Each shareholder may purchase additional shares of any MFS Fund by telephoning the Shareholder Servicing Agent toll-free at (800) 225-2606. The minimum purchase amount is $50 and the maximum purchase amount is $100,000. Shareholders wishing to avail themselves of this telephone purchase privilege must so elect on their Account Application and designate thereon a bank and account number from which purchases will be made. If a telephone purchase request is received by the Shareholder Servicing agent on any business day prior to the close of regular trading on the Exchange (generally, 4:00 p.m., Eastern time), the purchase will occur at the closing net asset value of the shares purchased on that day. The Shareholder Servicing Agent may be liable for any losses resulting from unauthorized telephone transactions if it does not follow reasonable procedures designed to verify the identity of the caller. The Shareholder Servicing agent will request personal or other information from the caller, and will normally also record calls. Shareholders should verify the accuracy of confirmation statements immediately after their receipt.

         Distribution Investment Program: Distributions of dividends and capital gains made by a Fund with respect to a particular class of shares may be automatically invested in shares of the same class of one of the other MFS Funds, if shares of that fund are available for sale. Such investments will be subject to additional purchase minimums. Distributions will be invested at net asset value (exclusive of any sales charge) and will not subject to any CDSC. Distributions will be invested at the close of business on the payable date for the distribution. A shareholder considering the Distribution Investment Program should obtain and read the prospectus of the other fund and consider the differences in objectives and policies before making any investment.

         Systematic Withdrawal Plan: A shareholder may direct the Shareholder Servicing Agent to send him (or anyone he designates) regular periodic payments based upon the value of his account. Each payment under a Systematic Withdrawal Plan ("SWP") must be at least $100, except in certain limited circumstances. The aggregate withdrawals of Class B and Class C shares in any year pursuant to a SWP generally are limited to 10% of the value of the account at the time of establishment of the SWP. SWP payments are drawn from the proceeds of share redemptions (which would be a return of principal and, if reflecting a gain, would be taxable). Redemptions of Class B and Class C shares will be made in the following order: (i) any "Reinvested Shares"; (ii) to the extent necessary, any "Free Amount"; and (iii) to the extent necessary, the "Direct Purchase" subject to the lowest CDSC (as such terms are defined in "Contingent Deferred Sales Charge" in the Prospectus). The CDSC will be waived in the case of redemptions of Class B and Class C shares pursuant to a SWP, but will not be waived in the case of SWP redemptions of Class A shares which are subject to a CDSC. To the extent that redemptions for such periodic withdrawals exceed dividend income reinvested in the account, such redemptions will reduce and may eventually exhaust the number of shares in the shareholder's account. All dividend and capital gain distributions for an account with a SWP will be received in full and fractional shares of a Fund at the net asset value in effect at the close of business on the record date for such distributions. To initiate this service, shares having an aggregate value of at least $5,000 either must be held on deposit by, or certificates for such shares must be deposited with, the Shareholder Servicing Agent. With respect to Class A shares, maintaining a withdrawal plan concurrently with an investment program would be disadvantageous because of the sales charges included in share purchases and the imposition of a CDSC on certain redemptions. The shareholder may deposit into the account additional shares of a Fund, change the payee or change the dollar amount of each payment. The Shareholder Servicing Agent may charge the account for services rendered and expenses incurred beyond those normally assumed by a Fund with respect to the liquidation of shares. No charge is currently assessed against the account, but one could be instituted by the Shareholder Servicing Agent on 60 days' notice in writing to the shareholder in the event that a Fund ceases to assume the cost of these services. Each Fund may terminate any SWP for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a SWP) or an exchange of shares of the Fund for shares of another MFS Fund.
Any SWP may be terminated at any time by either the shareholder or the Fund.

         Invest by Mail: Additional investments of $50 or more may be made at any time by mailing a check payable to a Fund directly to the Shareholder Servicing Agent. The shareholder's account number and the name of his investment dealer must be included with each investment.

         Group Purchases: A bona fide group and all its members may be treated as a single purchaser and, under the Right of Accumulation (but not the Letter of Intent) obtain quantity sales charge discounts on the purchase of Class A shares if the group (1) gives its endorsement or authorization to the investment program so it may be used by the investment dealer to facilitate solicitation of the membership, thus effecting economies of sales effort; (2) has been in existence for at least six months and has a legitimate purpose other than to purchase mutual fund shares at a discount; (3) is not a group of individuals whose sole organizational nexus is as credit cardholders of a company, policyholders of an insurance company, customers of a bank or broker-dealer, clients of an investment Adviser or other similar groups; and (4) agrees to provide certification of membership of those members investing money in the MFS Funds upon the request of MFD.

         Automatic Exchange Plan: Shareholders having account balances of at least $5,000 in any MFS Fund may participate in the Automatic Exchange Plan. The Automatic Exchange Plan provides for automatic exchanges of funds from the shareholder's account in an MFS Fund for investment in the same class of shares of other MFS Funds selected by the shareholder (if available for sale). Under the Automatic Exchange Plan, exchanges of at least $50 each may be made to up to six different funds effective on the seventh day of each month or of every third month, depending whether monthly or quarterly exchanges are elected by the shareholder. If the seventh day of the month is not a business day, the transaction will be processed on the next business day. Generally, the initial transfer will occur after receipt and processing by the Shareholder Servicing Agent of an application in good order. Exchanges will continue to be made from a shareholder's account in any MFS Fund, as long as the balance of the account is sufficient to complete the exchanges. Additional payments made to a shareholder's account will extend the period that exchanges will continue to be made under the Automatic Exchange Plan. However, if additional payments are added to an account subject to the Automatic Exchange Plan shortly before an exchange is scheduled, such funds may not be available for exchanges until the following month; therefore, care should be used to avoid inadvertently terminating the Automatic Exchange Plan through exhaustion of the account balance.

No transaction fee for exchanges will be charged in connection with the Automatic Exchange Plan. However, exchanges of shares of MFS Money Market Fund, MFS

Government Money Market Fund and Class A shares of MFS Cash Reserve Fund will be subject to any applicable sales charge. Changes in amounts to be exchanged to each fund, the Funds to which exchanges are to be made and the timing of exchanges (monthly or quarterly), or termination of a shareholder's participation in the Automatic Exchange Plan will be made after instructions in writing or by telephone (an "Exchange Change Request") are received by the Shareholder Servicing Agent in proper form (i.e., if in writing -- signed by the record owner(s) exactly as shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record). Each Exchange Change Request (other than termination of participation in the program) must involve at least $50. Generally, if an Exchange Change Request is received by telephone or in writing before the close of business on the last business day of a month, the Exchange Change Request will be effective for the following month's exchange.

A shareholder's right to make additional investments in any of the MFS Funds, to make exchanges of shares from one MFS Fund to another and to withdraw from an MFS Fund, as well as a shareholder's other rights and privileges are not affected by a shareholder's participation in the Automatic Exchange Plan. The Automatic Exchange Plan is part of the Exchange Privilege. For additional information regarding the Automatic Exchange Plan, including the treatment of any CDSC, see "Exchange Privilege" below.

         Reinstatement Privilege: Shareholders of each Fund and shareholders of the other MFS Funds (except MFS Money Market Fund, MFS Government Money Market Fund and holders of Class A shares of MFS Cash Reserve Fund in the case where shares of such funds are acquired through direct purchase or reinvested dividends) who have redeemed their shares have a one-time right to reinvest the redemption proceeds in the same class of shares of any of the MFS Funds (if shares of the fund are available for sale) at net asset value (without a sales charge) and, if applicable, with credit for any CDSC paid. In the case of proceeds reinvested in MFS Money Market Fund, MFS Government Money Market Fund and Class A shares of MFS Cash Reserve Fund, the shareholder has the right to exchange the acquired shares for shares of another MFS Fund at net asset value pursuant to the exchange privilege described below. Such a reinvestment must be made within 90 days of the redemption and is limited to the amount of the redemption proceeds. If the shares credited for any CDSC paid are then redeemed within six years of the initial purchase in the case of Class B shares or 12 months of the initial purchase in the case of Class C shares and certain Class A shares, a CDSC will be imposed upon redemption. Although redemptions and repurchases of shares are taxable events, a reinvestment within a certain period of time in the same fund may be considered a "wash sale" and may result in the inability to recognize currently all or a portion of a loss realized on the original redemption for federal income tax purposes. Please see your tax adviser for further information.

Exchange Privilege -- Subject to the requirements set forth below, some or all of the shares of the same class in an account with a Fund for which payment has been received by the Fund (i.e., an established account) may be exchanged for shares of the same class of any of the other MFS Funds (if available for sale and if purchaser is eligible to purchase the Class of shares) at net asset value. Exchanges will be made only after instructions in writing or by telephone (an "Exchange Request") are received for an established account by the Shareholder Servicing Agent.

Each Exchange Request must be in proper form (i.e., if in writing -signed by the record owner(s) exactly as the shares are registered; if by telephone -- proper account identification is given by the dealer or shareholder of record), and each exchange must involve either shares having an aggregate value of at least $1,000 ($50 in the case of retirement plan participants whose sponsoring organizations subscribe to MFS FUNDamental 401(k) Plan or another similar 401(k) recordkeeping system made available by the Shareholder Servicing Agent) or all the shares in the account. Each exchange involves the redemption of the shares of the Fund to be exchanged and the purchase at net asset value (i.e., without a sales charge) of shares of the same class of the other MFS Fund. Any gain or loss on the redemption of the shares exchanged is reportable on the shareholder's federal income tax return, unless both the shares received and the shares surrendered in the exchange are held in a tax-deferred retirement plan or other tax-exempt account. No more than five exchanges may be made in any one Exchange Request by telephone. If the Exchange Request is received by the Shareholder Servicing Agent prior to the close of regular trading on the Exchange the exchange usually will occur on that day if all the requirements set forth above have been complied with at that time. However, payment of the redemption proceeds by a Fund, and thus the purchase of shares of the other MFS Fund, may be delayed for up to seven days if the Fund determines that such a delay would be in the best interest of all its shareholders. Investment dealers which have satisfied criteria established by MFD may also communicate a shareholder's Exchange Request to MFD by facsimile subject to the requirements set forth above.

No CDSC is imposed on exchanges among the MFS Funds, although liability for the CDSC is carried forward to the exchanged shares. For purposes of calculating the CDSC upon redemption of shares acquired in an exchange, the purchase of shares acquired in one or more exchanges is deemed to have occurred at the time of the original purchase of the exchanged shares.

Additional information with respect to any of the MFS Funds, including a copy of its current prospectus, may be obtained from investment dealers or the Shareholder Servicing Agent. A shareholder considering an exchange should obtain and read the prospectus of the other fund and consider the differences in objectives and policies before making any exchange. Shareholders of the other MFS Funds (except MFS Money Market Fund, MFS Government Money Market Fund and Class A Shares of MFS Cash Reserve Fund for shares acquired through direct purchase and dividends reinvested prior to June 1, 1992) have the right to exchange their shares for shares of each Fund, subject to the conditions, if any, set forth in their respective prospectuses. In addition, unitholders of the MFS Fixed Fund have the right to exchange their units (except units acquired through direct purchases) for shares of a Fund, subject to the conditions, if any, imposed upon such unitholders by the MFS Fixed Fund.

Any state income tax advantages for investment in shares of each state-specific series of MFS Municipal Series Trust may only benefit residents of such states. Investors should consult with their own tax advisers to be sure this is an appropriate investment, based on their residency and each state's income tax laws. The exchange privilege (or any aspect of it) may be changed or discontinued and is subject to certain limitations (see "Purchases" in the Prospectus).

Tax-Deferred Retirement Plans -- Shares of each Fund may be purchased by all types of tax-deferred retirement plans. MFD makes available through investment dealers plans and/or custody agreements for the following:


     Traditional Individual Retirement Accounts (IRAs) (for individuals who desire to make limited contributions to a Tax-deferred retirement program and, if eligible, to receive a federal Income tax deduction for amounts contributed);
     Roth Individual Retirement Accounts (Roth IRAs) (for individuals who desire to make limited contributions to a tax-favored retirement program);

     Simplified Employee Pension (SEP-IRA) Plans;
     Retirement Plans Qualified under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"); 403(b) Plans (deferred compensation arrangements for employees of public School systems and certain non-profit organizations); and
     Certain other qualified pension and profit-sharing plans.

The plan  documents  provided by MFD  designate a trustee or  custodian  (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. For further details with respect to any plan, including fees charged by the trustee, custodian or MFD, tax consequences and redemption information, see the specific documents for that plan. Plan documents other than those provided by MFD may be used to establish any of the plans described above. Third party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

An investor should consult with his tax adviser before establishing any of the tax-deferred retirement plans described above.

Class C shares are not currently available for purchase by any retirement plan qualified under Internal Revenue Code Section 401(a) or 403(b) if the retirement plan and/or the sponsoring organization subscribe to the MFS FUNDamental 401(k) Plan or another similar Section 401(a) or 403(b) recordkeeping program made available by the Shareholder Servicing Agent.

6.       TAX STATUS

Each Fund has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Because each Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that any Fund will be required to pay any federal income or excise taxes, although a Fund's foreign-source income may be subject to foreign withholding taxes. If a Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

Shareholders of each Fund normally will have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are paid in cash or reinvested in additional shares. A portion of each Fund's ordinary income dividends is normally eligible for the dividend-received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and any result in certain basis adjustments. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or reinvested in additional shares, are taxable to a Fund's shareholders as long-term capital gains for federal income tax purposes without regard to the length of time shareholders have held their shares. Such capital gains may be taxable to shareholders that are individuals, estates or trusts at maximum rates of 20%, 25% or 28%, depending on the source of the gain. Any Fund dividend that is declared in October, November or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. Each Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

Any Fund distribution will have the effect of reducing the per share net asset value of shares in a Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.


In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss; a long-term capital gain realized by an individual, estate or trust may be eligible for reduced tax rates if the shares were held for more than 18 months. However, any loss realized upon a disposition of shares in a Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of Class A shares of a Fund within 90 days after their purchase followed by any purchase (including purchases by exchange or by reinvestment) without payment of an additional sales charge of Class A shares of that Fund or of another MFS Fund (or any other shares of an MFS Fund generally sold subject to a sales charge).


Each Fund's current dividend and accounting policies will affect the amount, timing, and character of distributions to its shareholders and may under certain circumstances make an economic return of capital taxable to shareholders. A Fund's investments in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause that Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. An investment in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially if the Fund holding that investment has state or local governments or other tax-exempt organizations as shareholders.

A Fund's transactions in options, Futures Contracts, Forward Contracts, short sales "against the box" and swaps and related transactions will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles which could alter the effects of these rules. Each Fund will limit its activities in options, Futures Contracts, Forward Contracts, and swaps and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code.

Special tax considerations apply with respect to foreign investments of a Fund. Foreign exchange gains or losses realized by a Fund will generally be treated as ordinary income or losses. Use of foreign currencies for non-hedging purposes and investment by a Fund in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on the Fund. A Fund may elect to mark-to-market any investments in "passive foreign investment companies" on the last day of each year. This election may cause the Fund to recognize income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

Investment income received by a Fund from foreign securities may be subject to foreign income taxes withheld at the source; the Funds do not expect to be able to pass through to their shareholders foreign tax credits with respect to foreign income taxes paid by the Funds. The United States has entered into tax treaties with many foreign countries that may entitle a Fund to a reduced rate of tax or an exemption from tax on such income; each Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine a Fund's effective rate of foreign tax in advance since the amount of the

Fund's assets to be invested within various countries is not known.


Dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at the rate of 30%. Each Fund intends to withhold U.S. federal income tax at the rate of 30% (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. Any amounts overwithheld may be recovered by such persons by filing a claim for refund with the U.S.
Internal Revenue Service within the time period appropriate to such claims. Distributions received from a Fund by Non-U.S. Persons may also be subject to tax under the laws of their own jurisdictions. Each Fund is also required in certain circumstances to apply backup withholding at the rate of 31% on taxable dividends and redemption proceeds paid to any shareholder (including a Non-U.S. Person) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to 30% withholding. Although each Fund intends to conduct its investments so as not to be classified as a United States real property holding corporation, it is possible that the Real Estate Fund could be so classified. If the Real Estate Fund were so classified at any time, it would generally be required to withhold 10% of the gross proceeds of any redemption or exchange of shares of the Fund, unless the shareholder provided acceptable certification of U.S. Person status or of same other exception from withholding.


A Fund will not be required to pay Massachusetts income or excise taxes as long as it qualifies as a regulated investment company under the Code.

7.       DISTRIBUTION PLAN

The Trustees have adopted a Distribution Plan for each Fund (the "Distribution Plan") pursuant to Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") after having concluded that there is a reasonable likelihood that the Distribution Plan would benefit each Fund and each respective class of shareholders. The provisions of the Distribution Plan are severable with respect to each Class of shares offered by each Fund. The Distribution Plan is designed to promote sales, thereby increasing the net assets of each Fund. Such an increase may reduce the expense ratio to the extent a Fund's fixed costs are spread over a larger net asset base. Also, an increase in net assets may lessen the adverse effect that could result were a Fund required to liquidate portfolio securities to meet redemptions. There is, however, no assurance that the net assets of a Fund will increase or that the other benefits referred to above will be realized. The Distribution Plan is described in the Prospectus under the caption "Distribution Plan," which is incorporated herein by reference. The following information supplements this Prospectus discussion.

SERVICE FEES: With respect to Class A shares, no service fees will be paid: (i) to any dealer who is the holder or dealer or record for investors who own Class A shares having an aggregate net asset value less than $750,000, or such other amount as may be determined from time to time by MFD (MFD, however, may waive this minimum amount requirement from time to time); or (ii) to any insurance company which has entered into an agreement with the Fund and MFD that permits such insurance company to purchase Class A shares from a Fund at their net asset value in connection with annuity agreements issued in connection with the insurance company's separate accounts. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

With respect to Class B shares, except in the case of the first year service fee, no service fees will be paid to any securities dealer who is the holder or dealer of record for investors who own Class B shares having an aggregate net asset value of less than $750,000 or such other amount as may be determined by MFD from time to time. MFD, however, may waive this minimum amount requirement from time to time. Dealers may from time to time be required to meet certain other criteria in order to receive service fees.

MFD or its affiliates shall be entitled to receive any service fee payable under the Distribution Plan for which there is no dealer of record or for which qualification standards have not been met as partial consideration for personal services and/or account maintenance services performed by MFD or its affiliates for shareholder accounts.

DISTRIBUTION FEES: The purpose of distribution payments to MFD under the Distribution Plan is to compensate MFD for its distribution services to a Fund. MFD pays commissions to dealers as well as expenses of printing prospectuses and reports used for sales purposes, expenses with respect to the preparation and printing of sales literature and other distribution related expenses, including, without limitation, the cost necessary to provide distribution-related services, or personnel, travel, office expense and equipment.

During the period from the commencement of operations, to the fiscal year ended August 31, 1997, distribution and service fees under the Distribution Plan were not imposed.

GENERAL: The Distribution Plan will remain in effect until August 1, 1998, and will continue in effect thereafter only if such continuance is specifically approved at least annually by vote of both the Trustees and a majority of the

Trustees who are not "interested persons" or financially interested parties of such Plan ("Distribution Plan Qualified Trustees"). The Distribution Plan also requires that the Fund and MFD each shall provide the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under such Plan. The Distribution Plan may be terminated at any time by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions"). All agreements relating to any of the Distribution Plan entered into between the Fund or MFD and other organizations must be approved by the Board of Trustees, including a majority of the Distribution Plan Qualified Trustees. Agreements under the Distribution Plan must be in writing, will be terminated automatically if assigned, and may be terminated at any time without payment of any penalty, by vote of a majority of the Distribution Plan Qualified Trustees or by vote of the holders of a majority of the respective class of a Fund's shares. The Distribution Plan may not be amended to increase materially the amount of permitted distribution expenses without the approval of a majority of the respective class of the Fund's shares (as defined in "Investment Restrictions") or may not be materially amended in any case without a vote of the Trustees and a majority of the Distribution Plan Qualified Trustees. The selection and nomination of Distribution Plan Qualified Trustees shall be committed to the discretion of the non-interested Trustees then in office. No Trustee who is not an "interested person" has any financial interest in the Distribution Plan or in any related agreement.

8.       DETERMINATION OF NET ASSET VALUE AND PERFORMANCE

Net Asset Value: The net asset value per share of each class of each Fund is determined each day during which the Exchange is open for trading. (As of the date of this SAI, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Presidents' Day, Martin Luther King Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) This determination is made once each day as of the close of regular trading on the Exchange by deducting the amount of the liabilities attributable to the class from the value of the assets attributable to the class and dividing the difference by the number of shares of the class outstanding. Equity securities in a Fund's portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the Nasdaq stock market for unlisted national market issues, or at the last quoted bid price for listed securities in which there were no sales during the day or for unlisted securities not reported on the Nasdaq stock market. Bonds and other fixed income securities (other than short-term obligations) of U.S. issuers in a Fund's portfolio are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Forward Contracts will be valued using a pricing model taking into consideration market data from an external pricing source. Use of the pricing services has been approved by the Board of Trustees. All other securities, futures contracts and options in a Fund's portfolio (other than short-term obligations) for which the principal market is one or more securities or commodities exchanges (whether domestic or foreign) will be valued at the last reported sale price or at the settlement price prior to the determination (or if there has been no current sale, at the closing bid price) on the primary exchange on which such securities, futures contracts or options are traded; but if a securities exchange is not the principal market for securities, such securities will, if market quotations are readily available, be valued at current bid prices, unless such securities are reported on the Nasdaq stock market, in which case they are valued at the last sale price or, if no sales occurred during the day, at the last quoted bid price. Short-term
obligations  in  a  Fund's   portfolio  are  valued  at  amortized  cost,  which
constitutes fair value as determined by the Board of Trustees. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer supplied valuations. Portfolio investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of regular trading on the Exchange. Occasionally, events affecting the values of such securities may occur between the times at which they are determined and the close of regular trading on the Exchange which will not be reflected in the computation of a Fund's net asset value unless the Trustees deem that such event would materially affect the net asset value in which case an adjustment would be made.

All investments and assets are expressed in U.S. dollars based upon current currency exchange rates. A share's net asset value is effective for orders received by the dealer prior to its calculation and received by MFD prior to the close of that business day.

PERFORMANCE INFORMATION


Total Rate of Return: Each Fund will calculate its total rate of return for each class of shares for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made with all distributions reinvested and reflecting the CDSC or the maximum public offering price) to reach the value of that investment at the end of the periods. Each Fund may also calculate (i) a total rate of return, which is not reduced by the CDSC (4% maximum for Class B shares and 1% maximum for Class C shares) and therefore may result in a higher rate of return, (ii) a total rate of return assuming an initial account value of $1,000, which will result in a higher rate of return since the value of the initial account will not be reduced by the sales charge (4.75% (5.75% for the Real Estate Fund) maximum with respect to Class A shares) and/or (iii) a total rate of return which represents aggregate performance over a period or year-by-year performance, and which may or may not reflect the effect of the maximum or other sales charge or CDSC.

Each Fund offers multiple classes of shares which were initially offered for sale to, and purchased by, the public on different dates (the class "inception date"). The calculation of total rate of return for a class of shares which has a later inception date than another class of shares of a Fund is based both on
(i) the performance of the Fund's newer class from its inception date and (ii) the performance of the Fund's oldest class from its inception date up to the class inception date of the newer class.

As discussed in the Prospectus, the sales charges, expenses and expense ratios, and therefore the performance, of a Fund's classes of shares differ. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).


Total rate of return quotations for each Fund are presented in Appendix A attached hereto under the heading "Performance Quotations."

Total rate of return figures would have been lower if fee reductions were not in place. These figures are not calculated on an annualized basis. The aggregate total return represents a limited time frame and may not be indicative of future performance.


Yield: Any yield quotation for a class of shares of a Fund is based on the annualized net investment income per share of that class for the 30-day period. The yield for each class of the Fund is calculated by dividing the net investment income allocated to that class earned during the period by the maximum offering price per share of that class of the Fund on the last day of the period. The resulting figure is then annualized. Net investment income per share of a class is determined by dividing (i) the dividends and interest allocated to that class during the period, minus accrued expense of that class for the period by (ii) the average number of shares of the class entitled to receive dividends during the period multiplied by the maximum offering price per share on the last day of the period. The Fund's yield calculations assume a maximum sales charge of 4.75% (5.75% for the Real Estate Fund) in the case of Class A shares and no payment of any CDSC in the case of Class B and Class C shares. Yield quotations for each Fund are presented in Appendix A attached hereto under the heading "Performance Quotations."

Current Distribution Rate: Yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to a Fund's shareholders. Amounts paid to shareholders of each class are reflected in the quoted "current distribution rate" for that class. The current distribution rate for a class is computed by dividing the total amount of dividends per share paid by the Fund to shareholders of that class during the past 12 months by the maximum public offering price of that class at the end of such period. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a fundamental change in investment policies, it might be appropriate to annualize the dividends paid over the period such policies were in effect, rather than using the dividends during the past 12 months. The current distribution rate differs from the yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as premium income from option writing, short-term capital gains and return of invested capital, and is calculated over a different period of time. A Fund's current distribution rate calculation for Class A shares assumes a maximum sales charge of 4.75% (5.75% for the Real Estate

Fund). The Fund's current distribution rate calculation for Class B and Class C shares assumes no CDSC is paid. Current distribution rate quotations for each Fund are presented in Appendix A attached hereto under the heading "Performance Quotations."


General: From time to time each Fund may, as appropriate, quote Fund rankings or reprint all or a portion of evaluations of fund performance and operations appearing in various independent publications, including but not limited to the following: Money, Fortune, U.S. News and World Report, Kiplinger's Personal Finance, The Wall Street Journal, Barron's, Investors Business Daily, Newsweek, Financial World, Financial Planning, Investment Advisor, USA Today, Pensions and Investments, SmartMoney, Forbes, Global Finance, Registered Representative, Institutional Investor, the Investment Company Institute, Johnson's Charts, Morningstar, Lipper Analytical Services, Inc., CDA Wiesenberger, Shearson Lehman and Salomon Bros. Indices, Ibbotson, Business Week, Lowry Associates, Media General, Investment Company Data, The New York Times, Your Money, Strangers Investment Advisor, Financial Planning on Wall Street, Standard and Poor's, Individual Investor, The 100 Best Mutual Funds You Can Buy, by Gordon K. Williamson, Consumer Price Index, and Sanford C. Bernstein & Co. Fund
performance may also be compared to the performance of other mutual funds tracked by financial or business publications or periodicals. Each Fund may also quote evaluations mentioned in independent radio or television broadcasts and use charts and graphs to illustrate the past performance of various indices such as those mentioned above and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.

From time to time, each Fund may discuss or quote its current portfolio manager as well as other investment personnel, including such persons' views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the Fund; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks, and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts.

From time to time the Fund may use charts and graphs to illustrate the past performance of various indices such as those mentioned above and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral.

From time to time the Fund may also discuss or quote the views of its distributor, its investment adviser and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; tax management strategies; estate planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; ideas and information provided through the MFS Heritage Planningsm program, an intergenerational financial planning assistance program; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and other similar or related matters.

The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are low. While such a strategy does not assure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals.

MFS Firsts:  MFS has a long history of innovations.

-------------- --------------------------------------------
-- 1924 --     Massachusetts Investors Trust is
               established as the first open-end mutual
               fund in America.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1924 --     Massachusetts Investors Trust is the
               first mutual fund to make full public
               disclosure of its operations in
               shareholder reports.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1932 --     One of the first internal research
               departments is established to provide
               in-house analytical capability for an
               investment management firm.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1933 --     Massachusetts Investors Trust is the
               first mutual fund to register under the
               Securities Act of 1933 ("Truth in
               Securities Act" or "Full Disclosure Act").
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1936 --     Massachusetts Investors Trust is the
               first mutual fund to allow shareholders
               to take capital gain distributions either
               in additional shares or in cash.
-------------- --------------------------------------------
-------------- --------------------------------------------

-- 1976 --     MFS(R)Municipal Bond Fund is among the
               first municipal bond funds established.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1979 --     Spectrum becomes the first combination
               fixed/ variable annuity with no initial
               sales charge.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1981 --     MFS(R)World Governments Fund is
               established as America's first globally
               diversified fixed-income mutual fund.
-------------- --------------------------------------------
-------------- --------------------------------------------
- 1984 --      MFS(R)Municipal High Income Fund is the
               first open-end mutual fund to seek high
               tax-free income from lower-rated
               municipal securities.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1986 --     MFS(R)Managed Sectors Fund becomes the
               first mutual fund to target and shift
               investments among industry sectors for
               shareholders.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1986 --     MFS(R)Municipal Income Trust is the first
               closed-end, high-yield municipal bond
               fund traded on the New York Stock
               Exchange.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1987 --     MFS(R)Multimarket Income Trust is the
               first closed-end, multimarket high income
               fund listed on the New York Stock
               Exchange.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1989 --     MFS(R)Regatta becomes America's first
               non-qualified market value adjusted
               fixed/variable annuity.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1990 --     MFS(R)World Total Return Fund is the first
               global balanced fund.
-------------- --------------------------------------------
-------------- --------------------------------------------
-- 1993 --     MFS(R)World Growth Fund is the first
               global emerging markets fund to offer the
               expertise of two sub-advisers.
-------------- --------------------------------------------
-------------- --------------------------------------------

-- 1993 --     MFS becomes money manager of MFS(R)Union
               Standard Equity Fund, the first Fund to
               invest solely in companies deemed to be
               union-friendly by an advisory board of
               senior labor officials, senior managers
               of companies with significant labor
               contracts, academics and other national
               labor leaders or experts.

-------------- --------------------------------------------


9.       DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value) of one or more separate series and to divide or combine the shares of any series into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in that series. The Trustees have currently authorized shares of each Fund and eight other series. The Declaration of Trust further authorizes the Trustees to classify or reclassify any series of shares into one or more classes. Pursuant thereto, the Trustees have authorized the issuance of four classes of shares of each Fund (Class A, Class B, Class C and Class I shares) of the nine other series of the Trust, all offer Class A and Class B shares, eight offer Class I shares and eight offer Class C shares. Each share of a class of a Fund represents an equal proportionate interest in the assets of the Fund allocable to that class. Upon liquidation of a Fund, shareholders of each class of the Fund are entitled to share pro rata in the Fund's net assets allocable to such class available for distribution to shareholders. The Trust reserves the right to create and issue a number of series and additional classes of shares, in which case the shares of each class of a series would participate equally in the earnings, dividends and assets allocable to that class of the particular series.


Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, the Declaration of Trust provides that a Trustee may be removed from office at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. A meeting of shareholders will be called upon the request of shareholders of record holding in the aggregate not less than 10% of the outstanding voting securities of the Trust. No material amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the Trust's outstanding shares (as defined in "Investment Restrictions"). The Trust or any series of the Trust may be terminated (i) upon the merger or consolidation of the Trust or any series of the Trust with another organization or upon the sale of all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's or the affected series' outstanding shares voting as a single class, or of the affected series of the Trust, except that if the Trustees recommend such merger, consolidation or sale, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares will be sufficient, or (ii) upon liquidation and distribution of the assets of a Fund, if approved by the vote of the holders of two-thirds of its outstanding shares of the Trust, or (iii) by the Trustees by written notice to its shareholders. If not so terminated, the Trust will continue indefinitely.

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust and its shareholders and the Trustees, officers, employees and agents of the Trust covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

10.      INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

Ernst & Young LLP are each Fund's independent auditors, providing audit services, tax services, and assistance and consultation with respect to the preparation of filings with the SEC.

The Portfolios of Investments and the Statements of Assets and Liabilities at August 31, 1997, the Statements of Operations for the period from January 2, 1996 for the Core Growth Fund and the Special Opportunities Fund, or January 2, 1997 for the Convertible Securities Fund, the Blue Chip Fund and the Science and Technology fund, to August 31, 1997, the Statements of Changes in Net Assets for the period from January 2, 1996 for the Core Growth Fund and the Special Opportunities Fund, or January 2, 1997 for the Convertible Securities Fund, the Blue Chip Fund and the Science and Technology Fund, August 31, 1997, the Notes to Financial Statements and the Report of the Independent Auditors, each of which is included in the Annual Report to Shareholders of the Funds, are incorporated by reference into this SAI in reliance upon the report of Ernst & Young LLP, independent auditors, given upon their authority as experts in accounting and auditing. A copy of the Annual Report accompanies this SAI.

                                                                   Appendix A

                                Performance Quotations

                   Performance Quotations are as of August 31, 1997

                                                                                 Actual
                                                                                 30-Day          30-Day
                                        Average                                   Yield           Yield           Current
                                        Annual               Total Returns(1)    (Including      (Without       Distribution
                                        1 Year(1)            Life of Fund       Any Waivers)    Any Waivers)         Rate
                                        ---------            ---------------    ------------    ------------    ---------

MFS Core Growth Fund
Class A Shares with sales charge        38.37%               37.84%(2)           -0.58%           -3.17%            0.00%
Class A Shares without sales charge     45.22                41.95(2)              N/A             N/A              N/A
Class I Shares                          45.31                42.00(3)            -0.61            -2.84             N/A

MFS Special Opportunities Fund
Class A Shares with sales charge        25.54                23.81(2)             0.55            -0.62             0.30
Class A Shares without sales charge     31.84                27.49(2)              N/A             N/A              N/A
Class I Shares                          32.23                27.72(3)             0.58            -0.17             N/A

MFS Convertible Securities Fund
Class A Shares with sales charge        N/A                   9.24(4)              N/A              N/A              N/A
Class A Shares without sales charge     N/A                  14.70(4)              N/A              N/A              N/A
Class I Shares                          N/A                  14.60(4)              N/A              N/A              N/A

MFS Blue Chip Fund
Class A Shares with sales charge        N/A                  12.10(4)              N/A              N/A              N/A
Class A Shares without sales charge     N/A                  17.70(4)              N/A              N/A              N/A
Class I Shares                          N/A                  17.70(4)              N/A              N/A              N/A

MFS Science and Technology Fund
Class A Shares with sales charge        N/A                  19.33(4)              N/A              N/A              N/A
Class A Shares without sales charge     N/A                  25.30(4)              N/A              N/A              N/A
Class I Shares                          N/A                  25.30(4)              N/A              N/A              N/A


Class B and Class C shares were not available for sale during the period.


(1) Total rate of return figures would have been lower if certain fee waivers were not in place.
(2) From inception of Class A shares on January 2, 1996.
(3) Class I share performance includes the performance of the Fund's Class A shares for the periods prior to the inception of Class I shares on January 2, 1997. Sales charges, expenses and expense ratios, and therefore performance for Class I and A shares differ. Class I share performance has been adjusted to reflect that Class I shares are not subject to an initial sales charge, whereas Class A shares generally are subject to an initial sales charge. Class I share performance has not, however, been adjusted to reflect differences in operating expenses (e.g., Rule 12b-1 fees), which generally are lower for Class I shares.
(4) Aggregate total return from the inception of Class A and Class I shares on January 2, 1997.

                                                                    Appendix B

                                                                                                          Percentage
                                                                                                          of the Fund

         Name and Address                            Fund                         Class                 As of 2/28/98
Arnold D. Scott                                Core Growth Fund                     A                      10.68%
Ruth M. Scott Jt. Ten.
Westport, MA

Kelly W. Pesek                                 Core Growth Fund                     A                       5.24%
Weston, MA

John David Davenport TTEE                      Core Growth Fund                     A                       5.97%
John David Davenport 1994 Revocable Trust
c/o Arnold D. Scott MFS
500 Boylston St.
Boston, MA

TRS MFS Defined Contribution Plan              Core Growth Fund                     I                      56.87%
c/o Mark Leary
Mass Financial Services
500 Boylston St.
Boston, MA

Robert J. Manning &                            Special Opportunities Fund           A                      28.76%
Donna Manning JT WROS
Swampscott, MA

A. Keith Brodkin                               Special Opportunities Fund           A                      10.97%
Sherborn, MA

Judith Ann Brodkin                             Special Opportunities Fund           A                       8.82%
Sherborn, MA

John David Davenport TTEE                      Special Opportunities Fund           A                       5.30%
John David Davenport 1994 Revocable Trust
c/o Arnold D. Scott
500 Boylston St.
Boston, MA

TRS MFS Defined Contribution Plan              Special Opportunities Fund           I                      46.61%
c/o Mark Leary
Mass Financial Services
500 Boylston St.
Boston, MA

MFS Fund Distributors, Inc.                    Convertible Securities Fund          A                      92.64%
C/o Mass Financial Services
Attn: Thomas B. Hastings
500 Boylston St.
Boston, MA


                                                                     Appendix B
                                                                     (continued)

                                                                                                          Percentage
                                                                                                          of the Fund

         Name and Address                            Fund                         Class                 As of 2/28/98

TRS MFS Defined Contribution Plan              Convertible Securities Fund          I                       6.79%
c/o Mark Leary
Mass Financial Services
500 Boylston St.
Boston, MA

MFS Fund Distributors, Inc.                    Blue Chip Fund                       A                      56.53%
C/o Mass Financial Services
Attn:  Thomas B. Hastings
500 Boylston St.
Boston, MA

TRS MFS Defined Contribution Plan              Blue Chip Fund                       I                      35.04%
c/o Mark Leary
Mass Financial Services
500 Boylston St.
Boston, MA

The First National Bank of Boston TR           Science and Technology Fund          A                       9.88%
IRA R/O Ned L. Rigsbee
10 Nash St.
Westboro, MA

TRS MFS Def Contribution Plan                  Science and Technology Fund          I                      63.56%
c/o Mark Leary
Mass Financial Services
500 Boylston St.
Boston, MA


Investment Adviser
Massachusetts Financial Services Company
500 Boylston Street, Boston, MA 02116
(617) 954-5000

Distributor
MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
(617) 954-5000

Custodian and Dividend Disbursing Agent
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

Shareholder Servicing Agent
MFS Service Center, Inc.
500 Boylston Street, Boston, MA 02116
Toll free: (800) 225-2606
Mailing Address:
P.O. Box 2281, Boston, MA 02107-9906

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA  02116


                                               MFS(R) Core Growth Fund
                                          MFS(R) Special Opportunities Fund
                                          MFS(R) Convertible Securities Fund
                                                MFS(R) Blue Chip Fund

                                          MFS(R) Science and Technology Fund
                                          MFS(R) Real Estate Investment Fund


                                                500 BOYLSTON STREET
                                                 BOSTON, MA 02116

                                                 [GRAPHIC OMITTED]

                                     PART C


Item 24. Financial Statements and Exhibits

                  MFS Core Growth Fund, MFS Special Opportunities Fund, MFS Blue Chip Fund, MFS Convertible Securities Fund and MFS Science and Technology Fund

         (a)      Financial Statements Included in Parts A and B:

                           Included in Part A of this Registration Statement:
                                   For the year ended August 31, 1997 and the period ended August 31, 1996 for MFS Core Growth Fund and MFS Special Opportunities Fund, and

                                   For the period ended August 31, 1997 for MFS Blue Chip Fund, MFS Convertible Securities Fund and MFS Science and Technology Fund:

                                            Financial Highlights

                           Included in Part B of this Registration Statement: At
                                   August 31, 1997:
                                            Portfolio of Investments*
                                            Statement of Assets and Liabilities*


                                   For the year ended August 31, 1997 and the period ended August 31, 1996 for MFS Core Growth Fund and MFS Special Opportunities Fund, and

                                   For the period ended August 31, 1997 for MFS
                                   Blue Chip Fund, MFS Convertible Securities
                                   Fund and MFS  Science  and Technology Fund:

                                            Statement of Changes in Net Assets*

                                   For the year ended August 31, 1997:
                                            Statement of Operations*

* Incorporated by reference to the Annual Report to Shareholders dated August 31, 1997 for MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Blue Chip Fund, MFS Convertible Securities Fund, MFS New Discovery Fund, MFS Research International Fund and MFS Science and Technology Fund, filed with the SEC on October 30, 1997.

         (b)      Exhibits:

                   1       (a)     Amended and Restated Declaration of Trust,
                                   dated January 6, 1995.  (4)

                           (b) Amendment to Declaration of Trust, dated October 12, 1995. (5)

                           (c) Amendment to Declaration of Trust, dated February 21, 1996. (6)

                           (d) Amendment to Declaration of Trust, dated June 12, 1996. (7)

                           (e) Amendment to Declaration of Trust, dated October 9, 1996. (8)

                           (f) Amendment to Declaration of Trust, dated December 19, 1996 to redesignate Class P Shares as Class I Shares. (12)

                           (g) Amendment to Declaration of Trust, dated April 9, 1997 to redesignate MFS Aggressive Growth Fund as MFS Strategic Growth Fund.(12)


                           (h) Amendment to Declaration of Trust, dated February 19, 1998 to add a new series; filed herewith.


                   2               Amended and Restated By-Laws dated
                                   December 14, 1994.  (4)

                   3               Not Applicable.

                   4               Form of Share Certificate for Classes of
                                   shares.  (7)

                   5       (a)     Investment Advisory Agreement for MFS(R)
                                   Cash Reserve Fund, dated September 1,
                                   1993.  (5)

                           (b) Investment Advisory Agreement for MFS(R) Managed Sectors Fund, dated September 1, 1993. (5)

                           (c) Investment Advisory Agreement for MFS(R) World Asset Allocation Fund, dated June 2, 1994. (5)

                           (d) Investment Advisory Agreement for MFS(R) Equity Income Fund, dated January 2, 1996.(6)

                           (e) Amendment to Investment Advisory Agreement for MFS(R) Research Growth and Income Fund, dated January 2, 1997. (12)

                           (f)     Investment Advisory Agreement for MFS(R)
                                   Core Growth Fund, dated January 2, 1996.  (6)

                           (g) Investment Advisory Agreement for MFS(R) Aggressive Growth Fund, dated January 2, 1996. (6)

                           (h) Investment Advisory Agreement for MFS(R) Special Opportunities Fund, dated January 2, 1996. (6)

                           (i) Investment Advisory Agreement for MFS(R) Convertible Securities Fund, dated January 2, 1997. (12)

                           (j) Investment Advisory Agreement for MFS(R) Blue Chip Fund, dated January 2, 1997. (12)

                           (k) Investment Advisory Agreement for MFS(R) New Discovery Fund, dated October 30, 1997. (14)


                           (l) Investment Advisory Agreement for MFS(R) Science and Technology Fund, dated January 2, 1997. (12)

                           (m) Investment Advisory Agreement for MFS(R) Research International Fund, dated January 2, 1997. (12)


                           (n) Form of Investment Advisory Agreement for MFS(R) Real Estate Investment Fund; filed herewith.


                   6       (a)     Distribution Agreement, dated January 1,
                                   1995.  (4)

                           (b)     Dealer Agreement between MFS Fund
                                   Distributors, Inc., ("MFD") and a dealer and
                                   the Mutual Fund Agreement between MFD and a
                                   bank or NASD affiliate, as amended on April
                                   11, 1997.  (10)

                   7 Retirement Plan for Non-Interested Person Trustees, dated January 1, 1991. (5)

                   8       (a)     Custodian Agreement, dated January 28,
                                   1988.  (5)

                           (b)     Amendment No. 1 to the Custodian
                                   Agreement, dated February 29, 1988 and
                                   October 1, 1989, respectively.  (5)

                           (c)     Amendment No. 2 to the Custodian
                                   Agreement, dated October 9, 1991.  (5)

                   9       (a)     Shareholder Servicing Agent Agreement,
                                   dated September 10, 1986.  (5)

                           (b) Amendment to Shareholder Servicing Agent Agreement to amend fee schedule, dated January 1, 1998; filed herewith


                           (c) Exchange Privilege Agreement, dated July 30, 1997. (13)

                           (d) Loan Agreement by and among the Banks named therein, the MFS Borrowers and The First National Bank of Boston dated as of February 21, 1995. (2)

                           (e) Third Amendment dated February 14, 1997 to Loan Agreement dated February 21, 1995 by and among the Banks named therein and The First National Bank of Boston. (12)

                           (f) Dividend Disbursing Agent Agreement dated September 10, 1986. (5)

                           (g) Master Administrative Services Agreement dated March 1, 1997. (9)


                  10               Consent and Opinion of Counsel, dated
                                   December 22, 1997.  (14)

                  11       (a)     Auditor's  Consent  Letter  for  Deloitte &
                                   Touche LLP regarding MFS Managed Sectors Fund and MFS Cash Reserve Fund. (14)

                           (b) Auditor's Consent Letter for Ernst & Young LLP regarding MFS World Asset Allocation Fund. (14)


                           (c) Auditor's Consent Letter for Ernst & Young LLP regarding MFS Equity Income Fund, MFS New Discovery Fund and MFS Research International Fund. (14)


                           (d) Auditor's Consent Letter for Ernst & Young LLP regarding MFS Research Growth and Income Fund. (14)

                           (e) Auditor's Consent Letter for Ernst & Young LLP regarding MFS Strategic Growth Fund. (14)

                           (f) Auditors Consent Letter for Ernst & Young LLP regarding MFS Core Growth Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund and MFS Science and Technology Fund; filed herewith.

                  12               Not Applicable.

                  13               Not Applicable.

                  14       (a)     Forms for Individual Retirement Account
                                   Disclosure Statement as currently in
                                   effect.  (3)

                           (b) Forms for MFS 403(b) Custodial Account Agreement as currently in effect. (3)

                           (c) Forms for MFS Prototype Paired Defined Contribution Plans as Trust Agreement as currently in effect. (3)


                           (d)     Forms for Roth Individual Account
                                   Disclosure Statement and Trust Agreement as
                                   currently in effect.  (15)


                  15       (a)     Master  Distribution  Plan pursuant to Rule
                                   12b-1 under the Investment Company Act of
                                   1940 effective January 1, 1997. (11)


                           (b) Exhibits as revised February 11, 1998 to Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to replace those exhibits to the Master Distribution Plan contained in
                                   Exhibit 15(a) above; filed herewith.

                  16 Schedule for Computation of Performance Quotations - Yield Calculation, Average Annual and Aggregate Total Return and Current Distribution Rate. (1)


                  17               Financial Data Schedules.  (14)


                  18 Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940. (7)


                  Power of Attorney, dated August 19, 1994.  (5)
                  Power of Attorney, dated February 19, 1998; filed herewith.


(1)   Incorporated by reference to MFS Municipal Series Trust (File Nos.
      2-92915 and 811-4096) Post-Effective Amendment No. 26 filed with the SEC via EDGAR on February 22, 1995.
(2) Incorporated by reference to Post-Effective Amendment No. 8 on Form N-2 for MFS Municipal Income Trust (File No. 811-4841) filed with the SEC via EDGAR on February 28, 1995.
(3) Incorporated by reference to MFS Series Trust IX (File Nos. 2-50409 and 811-2464) Post-Effective Amendment No. 32 filed with the SEC via EDGAR on August 28, 1995.
(4) Incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on March 30, 1995.

(5) Incorporated by reference to the Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 17, 1995.
(6) Incorporated by reference to Registrant's Post-Effective Amendment No. 23 filed with the SEC via EDGAR on March 29, 1996.
(7) Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed with the SEC via EDGAR on August 27, 1996.
(8) Incorporated by reference to Registrant's Post-Effective Amendment No. 26 filed with the SEC via EDGAR on October 15, 1996.
(9)   Incorporated by reference to MFS/Sun Life Series Trust (File Nos.
      2-83616 and 811-3732) Post-Effective Amendment No. 19 filed with the SEC via EDGAR on March 18, 1997.
(10) Incorporated by reference to MFS Series Trust III (File Nos. 2-60491 and 811-2794) Post-Effective Amendment No. 24 filed with the SEC via EDGAR on May 29, 1997.
(11) Incorporated by reference to MFS Government Limited Maturity Fund (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 18 filed with the SEC via EDGAR on April 29, 1997.
(12) Incorporated by reference to the Registrant's Post-Effective Amendment No. 28 filed with the SEC on June 26, 1997.
(13) Incorporated by reference to Massachusetts Investors Growth Stock Fund (File Nos. 2-14677 and 811-859) Post-Effective Amendment No. 64 filed with the SEC on October 29, 1997.

(14) Incorporated by reference to the Registrant's Post-Effective Amendment No. 29 filed with the SEC on December 24, 1997.
(15) Incorporated by reference to MFS Series Trust VIII (File Nos. 33-37972 and 811-5262) Post-Effective Amendment No. 14 filed with the SEC via EDGAR on February 26, 1998.


Item 25. Persons Controlled by or under Common Control with Registrant

         Not applicable.

Item 26. Number of Holders of Securities

         For MFS Managed Sectors Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest        22,249
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest        13,172
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             2
                  (without par value)       (as of January 31, 1998)

         For MFS Cash Reserve Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest         5,524
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest        26,458
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest         1,151
                  (without par value)       (as of January 31, 1998)


         For MFS World Asset Allocation Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest         7,937
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest        10,722
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest         2,045
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             3
                  (without par value)       (as of January 31, 1998)


         For MFS Equity Income Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest           118
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest           226
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest            53
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             5
                  (without par value)       (as of January 31, 1998)


         For MFS Research Growth and Income Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest         3,182
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest         4,872
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest           683
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             4
                  (without par value)       (as of January 31, 1998)


         For MFS Core Growth Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest            44
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             3
                  (without par value)       (as of January 31, 1998)


         For MFS Strategic Growth Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest         5,215
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest         6,141
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest        37,934
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             7
                  (without par value)       (as of January 31, 1998)


         For MFS Special Opportunities Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest            28
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             3
                  (without par value)       (as of January 31, 1998)


         MFS(R) Convertible Securities Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest             8
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             4
                  (without par value)       (as of January 31, 1998)

         MFS(R) Blue Chip Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest            22
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             4
                  (without par value)       (as of January 31, 1998)


         MFS(R) New Discovery Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest         2,648
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest         2,958
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest           602
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             5
                  (without par value)       (as of January 31, 1998)


         MFS(R) Science and Technology Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest            38
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             4
                  (without par value)       (as of January 31, 1998)


         MFS(R) Research International Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders


         Class A Shares of Beneficial Interest            57
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest            18
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest             6
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             7
                  (without par value)       (as of January 31, 1998)

         MFS(R) Real Estate Investment Fund

                           (1)                       (2)
                  Title of Class             Number of Record Holders

         Class A Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class B Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class C Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

         Class I Shares of Beneficial Interest             0
                  (without par value)       (as of January 31, 1998)

Item 27. Indemnification

         Reference is hereby made to (a) Article V of the Trust's Declaration of Trust, incorporated by reference to the Registrant's Post-Effective Amendment No. 20 filed with the SEC via EDGAR on March 30, 1995 and (b) Section 8 of the Shareholder Servicing Agent Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed with the SEC via EDGAR on October 17, 1995.

         The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Item 28. Business and Other Connections of Investment Adviser


         MFS serves as investment adviser to the following open-end Funds comprising the MFS Family of Funds (except the Vertex Funds mentioned below):
Massachusetts Investors Trust, Massachusetts Investors Growth Stock Fund, MFS Growth Opportunities Fund, MFS Government Securities Fund, MFS Government Limited Maturity Fund, MFS Series Trust I (which has thirteen series: MFS Managed Sectors Fund, MFS Cash Reserve Fund, MFS World Asset Allocation Fund, MFS Strategic Growth Fund, MFS Research Growth and Income Fund, MFS Core Growth Fund, MFS Equity Income Fund, MFS Special Opportunities Fund, MFS Convertible Securities Fund, MFS Blue Chip Fund, MFS New Discovery Fund, MFS Science and Technology Fund and MFS Research International Fund), MFS Series Trust II (which has three series: MFS Emerging Growth Fund, MFS Large Cap Growth Fund and MFS Intermediate Income Fund), MFS Series Trust III (which has two series: MFS High Income Fund and MFS Municipal High Income Fund), MFS Series Trust IV (which has four series: MFS Money Market Fund, MFS Government Money Market Fund, MFS Municipal Bond Fund and MFS Mid Cap Growth Fund), MFS Series Trust V (which has six series: MFS Total Return Fund, MFS Research Fund, MFS International Opportunities Fund, MFS International Strategic Growth Fund, MFS International Value Fund and MFS Asia Pacific Fund), MFS Series Trust VI (which has three series: MFS World Total Return Fund, MFS Utilities Fund and MFS World Equity
Fund), MFS Series Trust VII (which has two series: MFS World Governments Fund and MFS Value Fund), MFS Series Trust VIII (which has two series: MFS Strategic Income Fund and MFS World Growth Fund), MFS Series Trust IX (which has three series: MFS Bond Fund, MFS Limited Maturity Fund and MFS Municipal Limited Maturity Fund), MFS Series Trust X (which has eight series: MFS Government
Mortgage Fund, MFS/Foreign & Colonial Emerging Markets Equity Fund, MFS International Growth Fund, MFS International Growth and Income Fund, MFS Real Estate Investment Fund, MFS Strategic Value Fund, MFS Small Cap Value Fund and MFS Emerging Markets Debt Fund), MFS Series Trust XI (which has six series: MFS Union Standard Equity Fund, Vertex All Cap Fund, Vertex Research All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund (the Vertex Funds are expected to be declared effective April 28, 1998)), and MFS Municipal Series Trust (which has 16 series: MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund,

MFS Mississippi Municipal Bond Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS South Carolina Municipal Bond Fund, MFS Tennessee Municipal Bond Fund, MFS Virginia Municipal Bond Fund, MFS West Virginia Municipal Bond Fund and MFS Municipal Income Fund) (the "MFS Funds"). The principal business address of each of the MFS Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS also serves as investment  adviser of the following open-end Funds:
MFS  Institutional  Trust  ("MFSIT")  (which has seven  series) and MFS Variable
Insurance Trust ("MVI") (which has twelve series). The principal business address of each of the aforementioned funds is 500 Boylston Street, Boston, Massachusetts 02116.

         In addition, MFS serves as investment adviser to the following closed-end funds: MFS Municipal Income Trust, MFS Multimarket Income Trust, MFS Government Markets Income Trust, MFS Intermediate Income Trust, MFS Charter Income Trust and MFS Special Value Trust (the "MFS Closed-End Funds"). The principal business address of each of the MFS Closed-End Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         Lastly, MFS serves as investment adviser to MFS/Sun Life Series Trust ("MFS/SL") (which has 26 series), Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account (collectively, the "Accounts"). The principal business address of MFS/SL is 500 Boylston Street, Boston,
Massachusetts   02116.   The   principal   business   address  of  each  of  the
aforementioned Accounts is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02181.

         Vertex Investment Management, Inc., a Delaware corporation and a wholly owned subsidiary of MFS, whose principal business address is 500 Boylston Street, Boston, Massachusetts 02116 ("Vertex"), serves as investment adviser to Vertex All Cap Fund, Vertex Research All Cap Fund, Vertex Growth Fund, Vertex Discovery Fund and Vertex Contrarian Fund, each a series of MFS Series Trust XI. The principal business address of the aforementioned Funds is 500 Boylston Street, Boston, Massachusetts 02116.

         MFS International Ltd. ("MIL"), a limited liability company organized under the laws of Bermuda and a subsidiary of MFS, whose principal business address is Cedar House, 41 Cedar Avenue, Hamilton HM12 Bermuda, serves as investment adviser to and distributor for MFS American Funds (which has six portfolios: MFS American Funds-U.S. Equity Fund, MFS American Funds-U.S. Emerging Growth Fund, MFS American Funds-U.S. High Yield Bond Fund, MFS American Funds - U.S. Dollar Reserve Fund, MFS American Funds-Charter Income Fund and MFS American Funds-U.S. Research Fund) (the "MIL Funds"). The MIL Funds are organized in Luxembourg and qualify as an undertaking for collective investments in transferable securities (UCITS). The principal business address of the MIL Funds is 47, Boulevard Royal, L-2449 Luxembourg.

         MIL also serves as investment adviser to and distributor for MFS Meridian U.S. Government Bond Fund, MFS Meridian Charter Income Fund, MFS Meridian Global Governments Fund, MFS Meridian U.S. Emerging Growth Fund, MFS Meridian Global Equity Fund, MFS Meridian Limited Maturity Fund, MFS Meridian World Growth Fund, MFS Meridian Money Market Fund, MFS Meridian World Total Return Fund, MFS Meridian U.S. Equity Fund, MFS Meridian Research Fund, MFS Meridian U.S. High Yield Fund and MFS Meridian Emerging Markets Debt Fund (collectively the "MFS Meridian Funds"). Each of the MFS Meridian Funds is organized as an exempt company under the laws of the Cayman Islands. The principal business address of each of the MFS Meridian Funds is P.O. Box 309, Grand Cayman, Cayman Islands, British West Indies.

         MFS International (U.K.) Ltd. ("MIL-UK"), a private limited company registered with the Registrar of Companies for England and Wales whose current address is 4 John Carpenter Street, London, England ED4Y 0NH, is involved primarily in marketing and investment research activities with respect to private clients and the MIL Funds and the MFS Meridian Funds.

         MFS Institutional Advisors (Australia) Ltd. ("MFSI-Australia"), a private limited company organized under the Corporations Law of New South Wales, Australia whose current address is Level 37, Governor Phillip Tower, One Farrer Place, Sydney, N5W2000, Australia, is involved primarily in investment management and distribution of Australian superannuation unit trusts and acts as an investment adviser to institutional accounts.

         MFS Holdings Australia Pty Ltd. ("MFS Holdings Australia"), a private limited company organized pursuant to the Corporations Law of New South Wales, Australia whose current address is Level 37, Governor Phillip Tower, One Farrer Place, Sydney, NSW2000 Australia, and whose function is to serve primarily as a holding company.

         MFS Fund Distributors, Inc. ("MFD"), a wholly owned subsidiary of MFS, serves as distributor for the MFS Funds, MVI and MFSIT.

         MFS Service Center, Inc. ("MFSC"), a wholly owned subsidiary of MFS, serves as shareholder servicing agent to the MFS Funds, the MFS Closed-End Funds, MFSIT and MVI.

         MFS Institutional Advisors, Inc. ("MFSI"), a wholly owned subsidiary of MFS, provides investment advice to substantial private clients.

         MFS Retirement Services, Inc. ("RSI"), a wholly owned subsidiary of MFS, markets MFS products to retirement plans and provides administrative and record keeping services for retirement plans.

         MFS

         The Directors of MFS are Jeffrey L. Shames, Arnold D. Scott, John W. Ballen, Donald A. Stewart and John D. McNeil. Mr. Shames is the Chairman, Chief Executive Officer and President, Mr. Scott is a Senior Executive Vice President and Secretary, William W. Scott, Jr.,

Patricia A. Zlotin, John W. Ballen, Thomas J. Cashman, Jr., Joseph W. Dello Russo and Kevin R. Parke are Executive Vice Presidents, Stephen E. Cavan is a Senior Vice President, General Counsel and an Assistant Secretary, Robert T. Burns is a Senior Vice President, Associate General Counsel and an Assistant Secretary of MFS, and Thomas B. Hastings is a Vice President and Treasurer of MFS.

         Massachusetts Investors Trust
         Massachusetts Investors Growth Stock Fund
         MFS Growth Opportunities Fund
         MFS Government Securities Fund
         MFS Series Trust I
         MFS Series Trust V
         MFS Series Trust VI
         MFS Series Trust X
         MFS Government Limited Maturity Fund

         Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley, Vice Presidents of MFS, are the Assistant Treasurers, James R. Bordewick, Jr., Senior Vice President and Associate General Counsel of MFS, is the Assistant Secretary.

         MFS Series Trust II

         Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Government Markets Income Trust
         MFS Intermediate Income Trust

         Leslie J. Nanberg, Senior Vice President of MFS, is a Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust III

         James T. Swanson, Robert J. Manning and Joan S. Batchelder, Senior Vice Presidents of MFS, and Bernard Scozzafava, Vice President of MFS, are
Vice Presidents, Sheila Burns-Magnan, Assistant Vice President of MFS, and Daniel E. McManus, Vice President of MFS, are Assistant Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers, and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust IV
         MFS Series Trust IX

         Robert A. Dennis and Geoffrey L. Kurinsky, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust VII

         Leslie J. Nanberg and Stephen C. Bryant, Senior Vice Presidents of MFS, are Vice Presidents, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Series Trust VIII

         Jeffrey L. Shames, Leslie J. Nanberg and James T. Swanson and John D. Laupheimer, Jr., a Senior Vice President of MFS, are Vice Presidents, Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James
R. Bordewick, Jr. is the Assistant Secretary.

         MFS Municipal Series Trust

         Robert A. Dennis is Vice President, David B. Smith and Geoffrey L. Schechter, Vice Presidents of MFS, are Vice Presidents, Daniel E. McManus, Vice President of MFS, is an Assistant Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Variable Insurance Trust
         MFS Series Trust XI
         MFS Institutional Trust

         Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Municipal Income Trust

         Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Multimarket Income Trust
         MFS Charter Income Trust

         Leslie J.  Nanberg and James T.  Swanson are Vice  Presidents,  Stephen
E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James
R. Bordewick, Jr. is the Assistant Secretary.

         MFS Special Value Trust

         Robert J. Manning is Vice President, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS/Sun Life Series Trust

         John D. McNeil, Chairman and Director of Sun Life Assurance Company of Canada, is the Chairman, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         Money Market Variable Account
         High Yield Variable Account
         Capital Appreciation Variable Account
         Government Securities Variable Account
         Total Return Variable Account
         World Governments Variable Account
         Managed Sectors Variable Account

         John D. McNeil is the Chairman, Stephen E. Cavan is the Secretary, and James R. Bordewick, Jr. is the Assistant Secretary.

         Vertex

         Jeffrey L. Shames and Arnold D. Scott are the Directors, Jeffrey L. Shames is the President, Kevin R. Parke and John W. Ballen are Executive Vice Presidents, John F. Brennan, Jr., and John D. Laupheimer are Senior Vice
Presidents, Brian E. Stack is a Vice President, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

         MIL

         Arnold D. Scott, Jeffrey L. Shames and Thomas J. Cashman, Jr. are Directors, Stephen E. Cavan is a Director, Senior Vice President and the Clerk, Robert T. Burns is an Assistant Clerk, Joseph W. Dello Russo, Executive Vice President and Chief Financial Officer of MFS, is the Treasurer and Thomas
B. Hastings is the Assistant Treasurer.

         MIL-UK

         Thomas J. Cashman, Jr. is President and a Director, Arnold D. Scott and Jeffrey L. Shames are Directors, Stephen E. Cavan is a Director and the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Assistant Secretary.

         MFSI - Australia

         Thomas J. Cashman, Jr. is President and a Director, Graham E. Lenzer, John A. Gee and David Adiseshan are Directors, Stephen E. Cavan is the
Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

         MFS Holdings - Australia

         Jeffrey L. Shames is the President and a Director, Arnold D. Scott, Thomas J. Cashman, Jr., and Graham E. Lenzer are Directors, Stephen E. Cavan is the Secretary, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, and Robert T. Burns is the Assistant Secretary.

         MIL Funds

         Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers and James R. Bordewick, Jr. is the Assistant Secretary.

         MFS Meridian Funds

         Richard B. Bailey, John A. Brindle, Richard W. S. Baker, Arnold D. Scott, Jeffrey L. Shames and William F. Waters are Directors, Stephen E. Cavan is the Secretary, W. Thomas London is the Treasurer, James R. Bordewick, Jr. is the Assistant Secretary and James O. Yost, Ellen M. Moynihan and Mark E. Bradley are the Assistant Treasurers.

         MFD

         Arnold D. Scott and Jeffrey L. Shames are Directors, William W. Scott, Jr., an Executive Vice President of MFS, is the President, Stephen E. Cavan is the Secretary, Robert T. Burns is the Assistant Secretary, Joseph W. Dello Russo is the Treasurer, and Thomas B. Hastings is the Assistant Treasurer.

         MFSC

         Arnold D. Scott and Jeffrey L. Shames are Directors, Joseph A. Recomendes, a Senior Vice President and Chief Information Officer of MFS, is Vice Chairman and a Director, Janet A. Clifford is the President, Joseph W.
Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary, and Robert T. Burns is the Assistant Secretary.

         MFSI

         Jeffrey L. Shames, and Arnold D. Scott are Directors, Thomas J. Cashman, Jr., is the President and a Director, Leslie J. Nanberg is a Senior Vice President, a Managing Director and a Director, Kevin R. Parke is the Executive Vice President and a Managing Director, George F. Bennett, Jr., John
A. Gee, Brianne Grady, Joseph A. Kosciuszek and Joseph J. Trainor are Senior Vice Presidents and Managing Directors, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer and Robert T. Burns is the Secretary.

         RSI

         Arnold D. Scott is the Chairman and a Director, Martin E. Beaulieu is the President, William W. Scott, Jr. is a Director, Joseph W. Dello Russo is the Treasurer, Thomas B. Hastings is the Assistant Treasurer, Stephen E. Cavan is the Secretary and Robert T. Burns is the Assistant Secretary.

         In addition, the following persons, Directors or officers of MFS, have the affiliations indicated:

         Donald   A.   Stewart                             President    and    a
                                                           Director,   Sun  Life
                                                           Assurance  Company of
                                                           Canada,    Sun   Life
                                                           Centre,    150   King
                                                           Street West, Toronto,
                                                           Ontario,  Canada (Mr.
                                                           Stewart  is  also  an
                                                           officer        and/or
                                                           Director  of  various
                                                           subsidiaries      and
                                                           affiliates   of   Sun
                                                           Life)

         John    D.     McNeil                             Chairman,   Sun  Life
                                                           Assurance  Company of
                                                           Canada,    Sun   Life
                                                           Centre,    150   King
                                                           Street West, Toronto,
                                                           Ontario,  Canada (Mr.
                                                           McNeil   is  also  an
                                                           officer        and/or
                                                           Director  of  various
                                                           subsidiaries      and
                                                           affiliates   of   Sun
                                                           Life)

         Joseph W. Dello Russo                             Director of Mutual
                                                           Fund Operations,
                                                           The Boston Company,
                                                           Exchange Place,
                                                           Boston,
                                                           Massachusetts
                                                           (until August, 1994)

Item 29. Distributors

         (a) Reference is hereby made to Item 28 above.

         (b) Reference is hereby made to Item 28 above; the principal business address of each of these persons is 500 Boylston Street, Boston, Massachusetts 02116.

         (c) Not Applicable.

Item 30. Location of Accounts and Records

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                     NAME                               ADDRESS

         Massachusetts Financial Services         500 Boylston Street
           Company (investment adviser)           Boston, MA  02116

         MFS Fund Distributors, Inc.              500 Boylston Street
           (distributor)                          Boston, MA  02116

         State Street Bank and Trust Company      State Street South
           (custodian)                            5-West
                                                  North Quincy, MA  02171

         Investors Bank & Trust Company           89 South Street
          (custodian)                             Boston, MA  02111

         MFS Service Center, Inc.                 500 Boylston Street
          (transfer agent)                        Boston, MA  02116

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         (a)      Not applicable.


         (b) The Trust undertakes to file a post-effective amendment on behalf of MFS Real Estate Investment Fund, using financial statements which need not be certified, within four to six months from the effective date of this 1933 Act Registration Statement or the commencement of investment operations of MFS Real Estate Investment Fund.

         (c) The registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to Shareholders upon request and without a charge.

         (d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions set forth in Item 27 of this Part C, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                        SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 10th day of March, 1998.

                                        MFS SERIES TRUST I


                                        By:      JAMES R. BORDEWICK, JR.
                                        Name:    James R. Bordewick, Jr.
                                        Title:   Assistant Secretary


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on March 10, 1998.


       SIGNATURE                                TITLE


STEPHEN E. CAVAN*                     Principal Executive Officer
Stephen E. Cavan


W. THOMAS LONDON*                     Treasurer (Principal Financial
W. Thomas London                      Officer and Principal Accounting
                                      Officer)


RICHARD B. BAILEY*                    Trustee
Richard B. Bailey


MARSHALL N. COHAN*                    Trustee
Marshall N. Cohan

LAWRENCE H. COHN, M.D.*               Trustee
Lawrence H. Cohn, M.D.


SIR J. DAVID GIBBONS*                 Trustee
Sir J. David Gibbons

ABBY M. O'NEILL*                      Trustee
Abby M. O'Neill


WALTER E. ROBB, III*                  Trustee
Walter E. Robb, III


ARNOLD D. SCOTT*                      Trustee
Arnold D. Scott


JEFFREY L. SHAMES*                    Trustee
Jeffrey L. Shames


J. DALE SHERRATT*                     Trustee
J. Dale Sherratt


WARD SMITH*                           Trustee
Ward Smith



                                        *By:       JAMES R. BORDEWICK, JR.
                                        Name:      James R. Bordewick, Jr.
                                                      as Attorney-in-fact

                                        Executed by James R. Bordewick, Jr.
                                        on behalf of those indicated pursuant to
                                        (i) a Power of Attorney dated
                                        August 11, 1994, incorporated by
                                        reference to the Registrant's Post-
                                        Effective Amendment No. 21 filed  with
                                        the Securities and Exchange Commission
                                        via   EDGAR on  October 17, 1995,
                                        and  (ii) a Power of Attorney dated
                                        February 19, 1998, filed herewith.

                             POWER OF ATTORNEY

                             MFS Series Trust I


         The undersigned officer of MFS Series Trust I (the "Registrant") hereby severally constitutes and appoints Jeffrey L. Shames, Arnold D. Scott, W. Thomas London, and James R. Bordewick, Jr., and each of them singly, as true and lawful attorneys, with full power to them and each of them to sign for the undersigned, in the name of, and in the capacity indicated below, any Registration Statement and any and all amendments thereto and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission for the purpose of registering the Registrant as a management investment company under the Investment Company Act of 1940 and/or the shares issued by the Registrant under the Securities Act of 1933 granting unto my said attorneys, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary or desirable to be done in the premises, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

         In WITNESS WHEREOF, the undersigned has hereunto set his hand on this 19th day of February, 1998.


         Signature                                            Title


         STEPHEN E. CAVAN                   Principal Executive Officer
         Stephen E. Cavan

                               INDEX TO EXHIBITS


EXHIBIT NO.              DESCRIPTION OF EXHIBIT                  PAGE NO.

   1 (h)            Amendment to Declaration of Trust,
                    dated February 18, 1998.

   5 (n)            Form of Investment Advisory
                    Agreement for MFS(R) Real Estate Investment
                    Fund.

   9 (b)            Amendment to Shareholder Servicing Agent
                    Agreement to amend fee schedule,  dated January
                    1, 1998.

  11 (f)            Auditors  Consent  Letter  for  Ernst &
                    Young LLP regarding MFS Cord Growth Fund, MFS Special Opportunities Fund, MFS Blue Chip Fund and MFS Science and Technology Fund.

  15 (b)            Exhibits as revised February 11, 1998 to
                    Master Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to replace those exhibits to the Master Distribution Plan contained in Exhibit
                    15(a) above.

                    Power of  Attorney,  dated  February 19, 1998.